UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-09721

PIMCO Managed Accounts Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

●	Fixed Income SHares: Series C
●	Fixed Income SHares: Series LD
●	Fixed Income SHares: Series M
●	Fixed Income SHares: Series R
●	Fixed Income SHares: Series TE

(b)	Not applicable to the Registrant.

 FXICX

Fixed Income SHares: Series C

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Fixed Income SHares: Series C (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series C	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,010,496
# of Portfolio Holdings	811
Portfolio Turnover Rate	236%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	45.5%
Corporate Bonds & Notes	38.8%
U.S. Treasury Obligations	22.2%
Asset-Backed Securities	16.2%
Non-Agency Mortgage-Backed Securities	9.0%
Sovereign Issues	5.6%
Preferred Securities	1.2%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.6%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.2%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(42.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXICX

Fixed Income SHares: Series C

Semi-Annual Shareholder Report | June 30, 2026

FISH2755TSRSAR_063026

 FXIDX

Fixed Income SHares: Series LD

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Fixed Income SHares: Series LD (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series LD	$85	1.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Table Summary
Total Net Assets	$56,609
# of Portfolio Holdings	571
Portfolio Turnover Rate	133%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	57.1%
U.S. Government Agencies	46.6%
Asset-Backed Securities	32.3%
Non-Agency Mortgage-Backed Securities	13.0%
Sovereign Issues	7.0%
Loan Participations and Assignments	0.7%
U.S. Treasury Obligations	0.6%
Short-Term Instruments	3.3%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(66.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXIDX

Fixed Income SHares: Series LD

Semi-Annual Shareholder Report | June 30, 2026

FISH2761TSRSAR_063026

 FXIMX

Fixed Income SHares: Series M

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Fixed Income SHares: Series M (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series M	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,001,438
# of Portfolio Holdings	1,336
Portfolio Turnover Rate	228%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	41.0%
Corporate Bonds & Notes	32.6%
Asset-Backed Securities	28.7%
Non-Agency Mortgage-Backed Securities	13.8%
U.S. Treasury Obligations	11.9%
Sovereign Issues	7.8%
Preferred Securities	1.2%
Municipal Bonds & Notes	0.4%
Loan Participations and Assignments	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.7%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(40.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXIMX

Fixed Income SHares: Series M

Semi-Annual Shareholder Report | June 30, 2026

FISH2756TSRSAR_063026

 FXIRX

Fixed Income SHares: Series R

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Fixed Income SHares: Series R (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series R	$174	3.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Table Summary
Total Net Assets	$166,486
# of Portfolio Holdings	580
Portfolio Turnover Rate	99%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	131.1%
U.S. Government Agencies	44.5%
Sovereign Issues	17.2%
Asset-Backed Securities	11.7%
Corporate Bonds & Notes	4.3%
Non-Agency Mortgage-Backed Securities	1.8%
Short-Term Instruments	1.0%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(112.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXIRX

Fixed Income SHares: Series R

Semi-Annual Shareholder Report | June 30, 2026

FISH2757TSRSAR_063026

 FXIEX

Fixed Income SHares: Series TE

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Fixed Income SHares: Series TE (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series TE	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Table Summary
Total Net Assets	$389,256
# of Portfolio Holdings	387
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Municipal Bonds & Notes	82.2%
U.S. Treasury Obligations	5.7%
U.S. Government Agencies	1.5%
Loan Participations and Assignments	1.3%
Corporate Bonds & Notes	0.2%
Non-Agency Mortgage-Backed Securities	0.2%
Short-Term Instruments	0.3%
Affiliated Investments	7.9%
Other Assets and Liabilities, Net	0.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXIEX

Fixed Income SHares: Series TE

Semi-Annual Shareholder Report | June 30, 2026

FISH2760TSRSAR_063026

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Portfolios’ Financial Statements and Financial Highlights.

PIMCO Managed Accounts Trust

(b)	Not applicable to the Registrant.

PIMCO MANAGED ACCOUNTS TRUST

Semiannual Financial and Other Information

June 30, 2026

Fixed Income SHares (FISH)

Fixed Income SHares: Series C (“FISH: Series C”)

Fixed Income SHares: Series LD (“FISH: Series LD”)

Fixed Income SHares: Series M (“FISH: Series M”)

Fixed Income SHares: Series R (“FISH: Series R”)

Fixed Income SHares: Series TE (“FISH: Series TE”)

Important Information About the Portfolios

PIMCO Managed Accounts Trust (the “Trust”) is an open-end management investment company that includes the Fixed Income SHares: Series C, Fixed Income SHares: Series LD, Fixed Income SHares: Series M, Fixed Income SHares: Series R and Fixed Income SHares: Series TE (each, a “Portfolio” and collectively, the “Portfolios”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. A Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolios may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, a Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolios may be subject to various risks as described in each Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolios’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for the Portfolios’ compliance calculations, including those used in the Portfolios’ prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Portfolios are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy,

2	PIMCO MANAGED ACCOUNTS TRUST

including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolios and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolios, issuers in which they invest and other market participants and Portfolio service providers. For example, if a bank at which a Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolios invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolios and issuers in which they invest.

The dividend rate that a Portfolio pays on its common shares may vary as portfolio and market conditions change, and will depend on a number of factors, including, without limit, the amount of a Portfolio’s undistributed net investment income and net short- and long-term capital gains, as well as the costs of any leverage obtained by a Portfolio. As portfolio and market conditions change, the rate of distributions on the common shares and a Portfolio’s dividend policy could change. There can be no assurance that a change in market conditions or other factors will not result in a change in a Portfolio’s distribution rate or that the rate will be sustainable in the future.

The following table discloses the commencement of operations and diversification status of each Portfolio:

Portfolio Name	Commencement of Operations	Diversification Status
Fixed Income SHares: Series C	03/17/00	Diversified
Fixed Income SHares: Series LD	12/20/13	Diversified
Fixed Income SHares: Series M	03/17/00	Diversified
Fixed Income SHares: Series R	04/15/04	Diversified
Fixed Income SHares: Series TE	06/25/12	Diversified

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolios. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Portfolio’s prospectus nor a Portfolio’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Portfolio creates a contract between or among any shareholder of a Portfolio, on the one hand, and the Trust, a Portfolio, a service provider to the Trust or a Portfolio, and/or the Trustees or officers of the Trust, on the other hand.

The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the Portfolios	(Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolios’ website at www.pimco.com/FISH, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolios file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolios’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/FISH, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolios’ shareholder reports are required to be provided free of charge by the Portfolio or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO MANAGED ACCOUNTS TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights

		Investment Operations			Less Distributions(c)
Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Series C

01/01/2026 - 06/30/2026+	$9.24	$0.24	$(0.05)	$0.19	$(0.24)	$0.00	$0.00	$(0.24)

12/31/2025	8.86	0.46	0.42	0.88	(0.50)	0.00	0.00	(0.50)

12/31/2024	8.84	0.44	0.02	0.46	(0.44)	0.00	0.00	(0.44)

12/31/2023	8.54	0.40	0.29	0.69	(0.39)	0.00	0.00	(0.39)

12/31/2022	10.77	0.33	(2.12)	(1.79)	(0.44)	0.00	0.00	(0.44)

12/31/2021	11.08	0.34	(0.31)	0.03	(0.34)	0.00	0.00	(0.34)

Series LD

01/01/2026 - 06/30/2026+	$9.06	$0.22	$(0.08)	$0.14	$(0.22)	$0.00	$0.00	$(0.22)

12/31/2025	8.98	0.41	0.12	0.53	(0.29)	0.00	(0.16)	(0.45)

12/31/2024	8.81	0.38	0.21	0.59	(0.37)	0.00	(0.05)	(0.42)

12/31/2023	8.59	0.34	0.17	0.51	(0.17)	0.00	(0.12)	(0.29)

12/31/2022	9.41	0.25	(0.77)	(0.52)	(0.26)	(0.04)	0.00	(0.30)

12/31/2021	9.62	0.28	(0.24)	0.04	(0.25)	0.00	0.00	(0.25)

Series M

01/01/2026 - 06/30/2026+	$9.00	$0.24	$(0.18)	$0.06	$(0.23)	$0.00	$0.00	$(0.23)

12/31/2025	8.60	0.48	0.41	0.89	(0.49)	0.00	0.00	(0.49)

12/31/2024	8.60	0.50	0.01	0.51	(0.51)	0.00	0.00	(0.51)

12/31/2023	8.35	0.47	0.26	0.73	(0.48)	0.00	0.00	(0.48)

12/31/2022	10.33	0.42	(1.95)	(1.53)	(0.45)	0.00	0.00	(0.45)

12/31/2021	10.68	0.42	(0.26)	0.16	(0.42)	(0.09)	0.00	(0.51)

Series R

01/01/2026 - 06/30/2026+	$8.56	$0.31	$(0.21)	$0.10	$(0.30)	$0.00	$0.00	$(0.30)

12/31/2025	8.02	0.37	0.52	0.89	(0.35)	0.00	0.00	(0.35)

12/31/2024	7.99	0.20	(0.01)	0.19	(0.16)	0.00	0.00	(0.16)

12/31/2023	7.94	0.19	0.05	0.24	(0.04)	0.00	(0.15)	(0.19)

12/31/2022	10.79	0.81	(2.59)	(1.78)	(1.07)	0.00	0.00	(1.07)

12/31/2021	10.74	0.72	0.02	0.74	(0.69)	0.00	0.00	(0.69)

Series TE

01/01/2026 - 06/30/2026+	$9.77	$0.24	$0.10	$0.34	$(0.24)	$0.00	$0.00	$(0.24)

12/31/2025	9.72	0.47	0.05	0.52	(0.47)	0.00	0.00	(0.47)

12/31/2024	9.67	0.48	0.05	0.53	(0.48)	0.00	0.00	(0.48)

12/31/2023	9.25	0.47	0.41	0.88	(0.46)	0.00	0.00	(0.46)

12/31/2022	10.71	0.41	(1.47)	(1.06)	(0.40)	0.00	0.00	(0.40)

12/31/2021	10.76	0.38	(0.06)	0.32	(0.37)	0.00	0.00	(0.37)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolios’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolios.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolios’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolios. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or “wrap fee” charges. Total investment return for a period of less than one year is not annualized.

(f)

The financial statements reflect the fact that no investment management fees or expenses are incurred by the Portfolios. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

6	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)(e)	Net Assets End of Year or Period (000s)	Expenses(f)		Expenses Excluding Waivers(f)		Expenses Excluding Interest Expense(f)		Expenses Excluding Interest Expense and Waivers(f)		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.19	2.13%	$2,010,496	0.08	%*	0.08	%*	0.00	%*	0.00	%*	5.37	%*	236%

9.24	10.23	1,850,051	0.10		0.10		0.00		0.00		5.13		584

8.86	5.26	1,588,834	0.27		0.27		0.00		0.00		4.97		546

8.84	8.34	1,282,061	0.03		0.03		0.00		0.00		4.69		571

8.54	(16.74)	1,155,312	0.15		0.15		0.00		0.00		3.58		308

10.77	0.34	1,540,072	0.02		0.02		0.00		0.00		3.10		282

$8.98	1.56%	$56,609	1.71	%*	1.71	%*	0.00	%*	0.00	%*	4.85	%*	133%

9.06	6.05	58,766	1.26		1.26		0.00		0.00		4.57		348

8.98	6.81	50,640	1.36		1.36		0.00		0.00		4.24		414

8.81	6.07	73,673	2.31		2.31		0.00		0.00		3.90		192

8.59	(5.53)	74,964	1.57		1.57		0.00		0.00		2.75		43

9.41	0.38	122,608	0.23		0.23		0.00		0.00		2.94		97

$8.83	0.68%	$2,001,438	0.08	%*	0.08	%*	0.00	%*	0.00	%*	5.35	%*	228%

9.00	10.63	1,839,429	0.09		0.09		0.00		0.00		5.44		606

8.60	6.06	1,592,323	0.14		0.14		0.00		0.00		5.80		576

8.60	8.99	1,279,095	0.04		0.04		0.00		0.00		5.62		569

8.35	(14.99)	1,147,875	0.01		0.01		0.00		0.00		4.58		495

10.33	1.45	1,520,815	0.01		0.01		0.00		0.00		3.97		468

$8.36	1.19%	$166,486	3.49	%*	3.49	%*	0.00	%*	0.00	%*	7.25	%*	99%

8.56	11.20	164,652	3.92		3.92		0.00		0.00		4.43		157

8.02	2.35	145,985	4.30		4.30		0.00		0.00		2.45		278

7.99	3.05	163,970	3.31		3.31		0.00		0.00		2.45		223

7.94	(17.22)	216,389	0.87		0.87		0.00		0.00		8.88		93

10.79	7.09	259,263	0.05		0.05		0.00		0.00		6.71		162

$9.87	3.47%	$389,256	0.00	%*	0.00	%*	0.00	%*	0.00	%*	4.87	%*	17%

9.77	5.53	257,467	0.00		0.00		0.00		0.00		4.89		36

9.72	5.53	157,830	0.00		0.00		0.00		0.00		4.91		13

9.67	9.74	61,959	0.06		0.06		0.00		0.00		5.05		56

9.25	(9.91)	69,553	0.07		0.07		0.00		0.00		4.29		67

10.71	3.04	88,310	0.02		0.02		0.00		0.00		3.50		20

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	Series C	Series LD

Assets:

Investments, at value
Investments in securities*	$2,814,365	$90,944
Investments in Affiliates	44,689	3,210
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,885	119
Over the counter	8,272	303
Cash	300	0
Deposits with counterparty	4,652	3,335
Foreign currency, at value	1,864	291
Receivable for investments sold	157	389
Receivable for investments sold on a delayed-delivery basis	0	0
Receivable for TBA investments sold	916,180	39,003
Receivable for Portfolio shares sold	1,969	223
Interest and/or dividends receivable	20,608	464
Dividends receivable from Affiliates	297	9
Reimbursement receivable from PIMCO	1	1
Other assets	17	0
Total Assets	3,817,256	138,291

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$12,328	$29,812
Payable for sale-buyback transactions	0	326
Payable for short sales	0	9,246
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,972	105
Over the counter	3,534	236
Payable for investments purchased	83,910	1,577
Payable for investments in Affiliates purchased	294	10
Payable for TBA investments purchased	1,682,847	40,127
Payable for unfunded loan commitments	0	0
Deposits from counterparty	9,418	0
Payable for Portfolio shares redeemed	994	9
Distributions payable	10,463	234
Total Liabilities	1,806,760	81,682

Commitments and Contingent Liabilities^

Net Assets	$2,010,496	$56,609

Net Assets Consist of:

Shares of beneficial interest of $0.001 par value (unlimited number authorized)	$219	$6
Paid in capital in excess of par	2,337,594	65,079
Distributable earnings (accumulated loss)	(327,317)	(8,476)

Net Assets	$2,010,496	$56,609

Shares Issued and Outstanding	218,695	6,306

Net Asset Value Per Share Outstanding(a):	$9.19	$8.98

Cost of investments in securities	$2,809,447	$91,465
Cost of investments in Affiliates	$44,675	$3,199
Cost of foreign currency held	$1,864	$292
Proceeds received on short sales	$0	$9,301
Cost or premiums of financial derivative instruments, net	$6,797	$62

* Includes repurchase agreements of:	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.

8	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Series M	Series R	Series TE

$2,757,087	$352,231	$355,856
53,895	0	30,568

4,748	581	0
10,546	1,421	0
0	2	0
9,292	2,995	0
3,783	561	0
152	257	1,081
0	369	0
551,564	21,297	0
2,061	45	552
18,393	1,479	4,178
183	0	93
1	1	1
17	0	0
3,411,722	381,239	392,329

$5,714	$0	$0
0	153,831	0
0	0	0

4,708	332	0
3,616	753	0
53,503	317	630
192	0	97
1,320,362	56,250	0
0	0	823
12,233	990	0
1,040	13	79
8,916	2,267	1,444
1,410,284	214,753	3,073

$2,001,438	$166,486	$389,256

$227	$20	$39
2,182,735	243,241	385,833
(181,524)	(76,775)	3,384

$2,001,438	$166,486	$389,256

226,703	19,913	39,423

$8.83	$8.36	$9.87

$2,798,122	$370,733	$348,122
$53,877	$0	$30,565
$3,775	$922	$0
$0	$0	$0
$7,188	$101	$0

$0	$1,096	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Statements of Operations

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)	Series C	Series LD

Investment Income:

Interest	$49,949	$1,780
Dividends	43	6
Dividends from Investments in Affiliates	2,173	60
Total Income	52,165	1,846

Expenses:

Interest expense	755	482
Miscellaneous expense	7	0
Total Expenses	762	482

Net Investment Income (Loss)	51,403	1,364

Net Realized Gain (Loss):

Investments in securities	(1,643)	76
Investments in Affiliates	4	1
Exchange-traded or centrally cleared financial derivative instruments	3,745	(486)
Over the counter financial derivative instruments	(3,086)	(149)
Short sales	0	2
Foreign currency	(154)	0

Net Realized Gain (Loss)	(1,134)	(556)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(25,063)	(89)
Investments in Affiliates	3	8
Exchange-traded or centrally cleared financial derivative instruments	9,723	33
Over the counter financial derivative instruments	7,530	129
Foreign currency assets and liabilities	(1,571)	(5)

Net Change in Unrealized Appreciation (Depreciation)	(9,378)	76

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,891	$884

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Series M	Series R	Series TE

$49,887	$8,895	$7,226
44	17	10
1,838	0	494
51,769	8,912	7,730

788	2,893	0
6	2	0
794	2,895	0

50,975	6,017	7,730

(6,402)	(2,408)	(7)
(18)	0	(2)
(18,560)	1,326	248
(1,902)	450	0
0	0	0
361	26	0

(26,521)	(606)	239

(23,607)	(3,543)	3,194
12	0	(2)
4,166	(870)	(133)
9,793	1,030	0
(1,780)	52	0

(11,416)	(3,331)	3,059

$13,038	$2,080	$11,028

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Statements of Changes in Net Assets

	Series C		Series LD

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$51,403	$88,105	$1,364	$2,467
Net realized gain (loss)	(1,134)	19,722	(556)	(234)
Net change in unrealized appreciation (depreciation)	(9,378)	60,608	76	954

Net Increase (Decrease) in Net Assets Resulting from Operations	40,891	168,435	884	3,187

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(51,801)	(95,599)	(1,392)	(1,757)
Tax basis return of capital	0	0	0	(935)

Total Distributions	(51,801)	(95,599)	(1,392)	(2,692)

Portfolio Share Transactions:

Receipts for shares sold	321,211	527,941	8,599	19,510
Cost of shares redeemed	(149,856)	(339,560)	(10,248)	(11,879)

Net increase (decrease) resulting from Portfolio share transactions	171,355	188,381	(1,649)	7,631

Total Increase (Decrease) in Net Assets	160,445	261,217	(2,157)	8,126

Net Assets:

Beginning of period	1,850,051	1,588,834	58,766	50,640
End of period	$2,010,496	$1,850,051	$56,609	$58,766

Shares of Beneficial Interest:

Shares sold	34,798	58,318	956	2,164
Issued as reinvestment of distributions	0	0	0	0
Shares redeemed	(16,262)	(37,497)	(1,138)	(1,317)
Net increase (decrease) in shares outstanding	18,536	20,821	(182)	847

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Series M		Series R		Series TE

Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

$50,975	$93,493	$6,017	$7,059	$7,730	$10,269
(26,521)	29,939	(606)	(3,029)	239	(1,771)
(11,416)	49,653	(3,331)	12,734	3,059	3,374

13,038	173,085	2,080	16,764	11,028	11,872

(50,065)	(95,983)	(5,978)	(6,622)	(7,688)	(10,264)
0	0	0	0	0	0

(50,065)	(95,983)	(5,978)	(6,622)	(7,688)	(10,264)

344,228	510,698	17,801	37,107	154,026	159,811
(145,192)	(340,694)	(12,069)	(28,582)	(25,577)	(61,782)

199,036	170,004	5,732	8,525	128,449	98,029

162,009	247,106	1,834	18,667	131,789	99,637

1,839,429	1,592,323	164,652	145,985	257,467	157,830
$2,001,438	$1,839,429	$166,486	$164,652	$389,256	$257,467

38,483	57,930	2,081	4,432	15,683	16,539
1	0	0	0	0	0
(16,271)	(38,585)	(1,410)	(3,400)	(2,612)	(6,420)
22,213	19,345	671	1,032	13,071	10,119

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Statements of Cash Flows

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)	Series LD	Series R

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$884	$2,080

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(121,005)	(364,829)
Proceeds from sales of long-term securities	113,157	352,278
(Purchases) Proceeds from sales of short-term portfolio investments, net	(1,870)	5,384
(Increase) decrease in deposits with counterparty	(1,579)	(629)
(Increase) decrease in receivable for investments sold	(288)	5,335
(Increase) decrease in interest and/or dividends receivable	(117)	(26)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(455)	310
Proceeds from (Payments on) over the counter financial derivative instruments	(40)	450
Increase (decrease) in payable for investments purchased	653	1,420
Increase (decrease) in deposits from counterparty	0	699
Proceeds from short sales transactions	100,331	13,239
Payments on short sales transactions	(100,426)	(13,239)
Proceeds from (Payments on) foreign currency transactions	(5)	78
Net Realized (Gain) Loss
Investments in securities	(76)	2,408
Investments in Affiliates	(1)	0
Exchange-traded or centrally cleared financial derivative instruments	486	(1,326)
Over the counter financial derivative instruments	149	(450)
Short sales	(2)	0
Foreign currency	0	(26)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	89	3,543
Investments in Affiliates	(8)	0
Exchange-traded or centrally cleared financial derivative instruments	(33)	870
Over the counter financial derivative instruments	(129)	(1,030)
Foreign currency assets and liabilities	5	(52)
Net amortization (accretion) on investments	(194)	30

Net Cash Provided by (Used for) Operating Activities	(10,474)	6,517

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	8,376	17,764
Payments on shares redeemed	(10,241)	(12,064)
Cash distributions paid	(1,400)	(4,356)
Proceeds from reverse repurchase agreements	139,879	0
Payments on reverse repurchase agreements	(126,298)	0
Proceeds from sale-buyback transactions	22,548	1,427,620
Payments on sale-buyback transactions	(22,222)	(1,435,559)

Net Cash Received from (Used for) Financing Activities	10,642	(6,595)

Net Increase (Decrease) in Cash and Foreign Currency	168	(78)

Cash and Foreign Currency:

Beginning of period	123	641
End of period	$291	$563

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$263	$2,576

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

14	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Fixed Income SHares: Series C	June 30, 2026	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 140.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%

American Airlines, Inc.
5.925% (TSFR3M + 3.672%) due 04/20/2028 ~		$2,188	$2,188

Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		14,515	14,537

Quikrete Holdings, Inc.
5.894% (TSFR1M + 3.644%) due 02/10/2032 ~		1,185	1,186

Total Loan Participations and Assignments (Cost $17,840)			17,911

CORPORATE BONDS & NOTES 38.8%

BANKING & FINANCE 26.3%

Aircastle Ltd.
5.950% due 02/15/2029		1,600	1,639

Ally Financial, Inc.
6.184% due 07/26/2035 •		1,600	1,627

American Assets Trust LP
3.375% due 02/01/2031		4,000	3,658
6.150% due 10/01/2034		4,550	4,629

Antares Holdings LP
6.500% due 02/08/2029		2,000	2,004

ARES Capital Corp.
2.875% due 06/15/2028		3,300	3,159

ARES Finance Co. II LLC
3.250% due 06/15/2030		4,950	4,640

Athene Global Funding
5.133% due 06/01/2029		5,000	5,011
5.380% due 01/07/2030		3,000	3,011
5.526% due 07/11/2031		5,000	5,048

Aviation Capital Group LLC
3.500% due 11/01/2027		1,300	1,279

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		2,696	2,617
4.850% due 04/01/2033		5,500	5,326
5.750% due 03/01/2029		1,800	1,837
5.750% due 11/15/2029		2,300	2,352

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •		5,000	5,196

Banco Santander SA
5.538% due 03/14/2030 •		10,000	10,192
6.033% due 01/17/2035		2,000	2,099

Bank of America Corp.
5.468% due 01/23/2035 •		25,300	25,805
5.511% due 01/24/2036 •		12,000	12,259

Barclays PLC
2.894% due 11/24/2032 •		6,900	6,189
6.692% due 09/13/2034 •		4,100	4,432

BGC Group, Inc.
6.600% due 06/10/2029		3,750	3,868

BNP Paribas SA
1.904% due 09/30/2028 •		8,000	7,741
4.500% due 02/25/2030 •(c)		900	843
4.625% due 02/25/2031 •(c)(d)		1,900	1,750

BPCE SA
5.773% due 06/02/2037 •		5,000	5,014

Brookfield Finance, Inc.
6.350% due 01/05/2034		2,500	2,651

CaixaBank SA
6.037% due 06/15/2035 •		3,000	3,133
6.840% due 09/13/2034 •		5,000	5,459

Cantor Fitzgerald LP
7.200% due 12/12/2028		8,700	9,034

Capital One Financial Corp.
7.964% due 11/02/2034 •		3,000	3,452

CI Financial Corp.
3.200% due 12/17/2030		3,200	2,892
4.625% due 12/12/2031	EUR	1,500	1,737

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citadel Finance LLC
5.900% due 02/10/2030		$3,000	$3,026

Citadel LP
6.375% due 01/23/2032		3,000	3,125

Citadel Securities Global Holdings LLC
5.500% due 06/18/2030		2,500	2,533

Cooperatieve Rabobank UA
5.710% due 01/21/2033 •		1,500	1,555

Corebridge Global Funding
4.498% (SOFRRATE + 0.860%) due 12/15/2028 ~		7,600	7,577

Credit Agricole SA
5.862% due 01/09/2036 •		3,000	3,091

Credit Suisse AG AT1 Claim		10,000	3,525

Crown Castle, Inc.
4.300% due 02/15/2029		1,000	989
5.200% due 09/01/2034		6,000	5,948

Deloitte LLP
5.690% due 01/30/2037 «(f)		700	695
5.790% due 01/30/2040 «(f)		1,200	1,185

Deutsche Bank AG
3.729% due 01/14/2032 •		1,200	1,123
6.819% due 11/20/2029 •		3,000	3,139

Emirates NBD Bank PJSC
5.125% due 06/29/2031		10,600	10,566

Fairfax Financial Holdings Ltd.
4.230% due 06/14/2029	CAD	300	215
5.750% due 05/20/2035		$4,000	4,097
6.500% due 05/20/2055		2,100	2,201

First American Financial Corp.
4.000% due 05/15/2030		3,850	3,704

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		400	399
4.950% due 05/28/2027		5,000	5,004
6.125% due 03/08/2034		4,150	4,179

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		4,700	4,784

GA Global Funding Trust
5.900% due 01/13/2035		4,900	4,943

Global Atlantic Fin Co.
3.125% due 06/15/2031		1,200	1,077

GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2030		3,278	3,153
5.300% due 01/15/2029		3,150	3,167
6.250% due 09/15/2054		2,500	2,511

Goldman Sachs Group, Inc.
5.536% due 01/28/2036 •		15,000	15,240
5.851% due 04/25/2035 •		19,700	20,436

Golub Capital BDC, Inc.
2.050% due 02/15/2027		4,000	3,913
6.000% due 07/15/2029		1,000	1,001

Golub Capital Private Credit Fund
5.875% due 05/01/2030		1,500	1,477

Goodman U.S. Finance Eight LLC
5.875% due 04/28/2046		6,650	6,550

Horizon Mutual Holdings, Inc.
6.200% due 11/15/2034		1,900	1,847

Host Hotels & Resorts LP
5.500% due 04/15/2035		7,650	7,680

HSBC Holdings PLC
5.875% due 09/28/2026 •(c)(d)	GBP	11,800	15,690

Hudson Pacific Properties LP
3.250% due 01/15/2030		$100	88
3.950% due 11/01/2027		100	98
4.650% due 04/01/2029		400	380
5.950% due 02/15/2028		200	198

Invitation Homes Operating Partnership LP
5.450% due 08/15/2030		5,000	5,085

JPMorgan Chase & Co.
5.294% due 07/22/2035 •		4,000	4,043
5.350% due 06/01/2034 •		14,000	14,239
5.766% due 04/22/2035 •		1,900	1,977

KBC Group NV
6.324% due 09/21/2034 •		3,000	3,205

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kilroy Realty LP
3.050% due 02/15/2030		$3,000	$2,772
4.750% due 12/15/2028		400	397

KKR Financial Holdings LLC
5.400% due 05/23/2033		9,000	8,348

Liberty Mutual Group, Inc.
4.300% due 02/01/2061		2,000	1,273

Maple Grove Funding Trust I
4.161% due 08/15/2051		8,000	5,812

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		4,500	4,004

Mercury General Corp.
6.250% due 06/15/2036		4,000	4,072

Morgan Stanley
0.000% due 04/02/2032 þ(f)		4,000	2,985
5.320% due 07/19/2035 •		2,500	2,513
5.587% due 01/18/2036 •		7,000	7,151
5.831% due 04/19/2035 •		14,300	14,842

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		3,000	2,854
5.688% (SOFRINDX + 2.050%) due 09/13/2027 ~		200	199

NMI Holdings, Inc.
6.000% due 08/15/2029		6,000	6,130

Nordea Bank Abp
3.750% due 03/01/2029 •(c)(d)		5,850	5,517

Prologis LP
4.200% due 02/15/2033	CAD	3,000	2,132

Sammons Financial Group, Inc.
3.350% due 04/16/2031		$3,000	2,768
6.875% due 04/15/2034		5,800	6,211

Sixth Street Lending Partners
5.750% due 01/15/2030		3,100	3,081

SMBC Aviation Capital Finance DAC
5.250% due 11/26/2035		12,500	12,300
5.450% due 05/03/2028		3,600	3,640

Stellantis Finance U.S., Inc.
6.450% due 03/18/2035		1,700	1,672

Stellantis Financial Services U.S. Corp.
5.400% due 06/15/2029		7,300	7,275
5.800% due 06/15/2031		5,900	5,833

Tesco Property Finance 3 PLC
5.744% due 04/13/2040	GBP	549	728

Tesco Property Finance 4 PLC
5.801% due 10/13/2040		6,100	8,084

Tesco Property Finance 6 PLC
5.411% due 07/13/2044		168	214

UBS Group AG
6.301% due 09/22/2034 •		$7,000	7,440

Ventas Realty LP
5.000% due 01/15/2035		3,000	2,958

VICI Properties LP
5.750% due 04/01/2034		3,000	3,047

Wells Fargo & Co.
3.350% due 03/02/2033 •		8,000	7,356
5.211% due 12/03/2035 •		17,000	16,976
5.499% due 01/23/2035 •(g)		15,400	15,702

Yardstick RE DAC
4.274% (EUR003M + 1.950%) due 07/08/2034 «~	EUR	250	286

			528,813

INDUSTRIALS 8.5%

Air Canada Pass-Through Trust
3.750% due 06/15/2029		$1,553	1,531

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		1,934	1,934

American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,517	1,473
3.375% due 11/01/2028		3,849	3,806
3.575% due 07/15/2029		1,480	1,461
3.650% due 08/15/2030		1,986	1,943

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750% due 04/20/2029		$1,700	$1,704

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		6,900	6,827

Bayer U.S. Finance LLC
6.875% due 11/21/2053		3,500	3,841

Beignet Investor LLC
6.581% due 05/30/2049		11,800	12,044

Boeing Co.
6.298% due 05/01/2029		2,000	2,082
6.528% due 05/01/2034		1,900	2,068
6.858% due 05/01/2054		5,200	5,848

British Airways Pass-Through Trust
3.300% due 06/15/2034		2,057	1,936

Centene Corp.
3.375% due 02/15/2030		700	653
4.625% due 12/15/2029		400	388

Charter Communications Operating LLC/Charter Communications Operating Capital
5.125% due 07/01/2049		2,000	1,545

Chick-fil-A, Inc.
4.800% due 07/21/2031 «(a)(f)		5,500	5,442

Chpe LLC
5.350% due 06/30/2036		4,100	4,089

Conagra Brands, Inc.
5.750% due 08/01/2035 (g)		3,100	3,133

Dr. Horton, Inc.
5.000% due 10/15/2034		3,500	3,465

Energy Transfer LP
5.600% due 09/01/2034		4,100	4,186
5.700% due 04/01/2035		4,000	4,107
6.200% due 04/01/2055		4,000	3,958

Eni SpA
5.500% due 05/15/2034		1,600	1,625

Fidelity National Information Services, Inc.
4.450% due 03/10/2028		6,000	5,981

Fraport AG Frankfurt Airport Services Worldwide
1.875% due 03/31/2028	EUR	2,600	2,913

Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042		$4,500	4,596

Imperial Brands Finance PLC
3.875% due 07/26/2029		4,000	3,898

Kraft Heinz Foods Co.
4.375% due 06/01/2046		425	340

Las Vegas Sands Corp.
5.650% due 05/18/2033		1,400	1,400

MSCI, Inc.
3.250% due 08/15/2033		300	264
3.625% due 09/01/2030		200	189

NetApp, Inc.
5.700% due 03/17/2035		3,400	3,480

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		2,700	2,658
4.810% due 09/17/2030		700	652

Oracle Corp.
5.500% due 08/03/2035		7,500	7,180

Quikrete Holdings, Inc.
6.375% due 03/01/2032		1,600	1,635
6.750% due 03/01/2033		500	510

Road Michigan Property Owner I LLC
7.500% due 03/30/2045		15,000	14,959

Smith & Nephew PLC
5.400% due 03/20/2034		4,000	4,032

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		327	317

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,800	3,561

United Airlines Pass-Through Trust
2.700% due 11/01/2033		3,529	3,223
2.875% due 04/07/2030		1,220	1,175
3.450% due 01/07/2030		1,241	1,203
5.875% due 04/15/2029		3,765	3,811

United Airlines, Inc.
4.625% due 04/15/2029		1,000	987

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UnitedHealth Group, Inc.
5.150% due 07/15/2034	$2,000	$2,019

Venture Global Calcasieu Pass LLC
4.125% due 08/15/2031	4,800	4,508

Venture Global LNG, Inc.
7.000% due 01/15/2030	6,800	6,939

Viper Energy Partners LLC
5.700% due 08/01/2035	1,200	1,220

Vmed O2 U.K. Financing I PLC
4.750% due 07/15/2031	6,000	4,936

Volkswagen Group of America Finance LLC
3.750% due 05/13/2030	1,300	1,242

		170,917

UTILITIES 4.0%

AES Corp.
5.750% due 07/15/2033	3,600	3,623
5.800% due 03/15/2032	6,250	6,336

Black Hills Corp.
6.000% due 01/15/2035	3,000	3,125

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	1,500	1,475

COX Asset Mexico SA de CV
7.125% due 01/08/2032	2,700	2,742

Dominion Energy, Inc.
3.300% due 04/15/2041	1,500	1,143

E.ON International Finance BV
6.650% due 04/30/2038	300	330

Edison International
5.000% due 05/05/2028	4,400	4,406
5.750% due 06/15/2027	1,050	1,057

Electricite de France SA
6.000% due 04/22/2064	3,500	3,352

NiSource, Inc.
1.700% due 02/15/2031	6,200	5,417

ONEOK, Inc.
4.750% due 10/15/2031	1,600	1,582
5.050% due 11/01/2034	4,700	4,599

Pacific Gas & Electric Co.
3.300% due 12/01/2027	2,800	2,748
3.750% due 07/01/2028	1,800	1,768
3.950% due 12/01/2047	2,400	1,760
4.300% due 03/15/2045	700	553
4.500% due 07/01/2040	1,800	1,550
4.550% due 07/01/2030	3,400	3,349
5.050% due 11/15/2031	5,100	5,096
5.250% due 03/01/2052	2,000	1,736
5.600% due 08/15/2036	6,500	6,505
6.700% due 04/01/2053	5,000	5,205

PacifiCorp
4.150% due 02/15/2050	1,800	1,368

Puget Energy, Inc.
5.725% due 03/15/2035	2,500	2,517

Southern California Edison Co.
4.000% due 04/01/2047	3,700	2,761
4.650% due 10/01/2043	200	169

Toledo Edison Co.
2.650% due 05/01/2028	4,584	4,389

		80,661

Total Corporate Bonds & Notes (Cost $783,723)		780,391

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.3%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	1,200	929
3.850% due 06/01/2050	2,365	2,172

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.587% due 06/01/2029	2,515	2,358

		5,459

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	$782	$836

WEST VIRGINIA 0.3%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.875% due 06/01/2049	4,915	4,871

Total Municipal Bonds & Notes (Cost $11,220)		11,166

U.S. GOVERNMENT AGENCIES 45.5%

Federal Home Loan Mortgage Corp.
4.000% due 09/01/2048	190	180
4.500% due 06/01/2053 - 10/01/2053	7,633	7,354
5.000% due 07/01/2053 - 01/01/2054	66,082	65,289
5.500% due 10/01/2053 - 01/01/2056	19,203	19,519
6.500% due 01/01/2038	11	11

Federal National Mortgage Association
4.500% due 08/01/2039 - 07/01/2053	18,474	17,835
5.000% due 11/01/2053	17,543	17,353
5.500% due 11/01/2053 - 12/01/2055	10,590	10,762
6.500% due 02/01/2054	6,343	6,582

Government National Mortgage Association, TBA
2.500% due 08/01/2056	77,400	66,059
6.000% due 08/01/2056 - 09/01/2056	102,000	103,962

Uniform Mortgage-Backed Security, TBA
4.500% due 07/01/2056 - 08/01/2056	106,384	101,844
5.000% due 08/01/2056	76,700	75,286
5.500% due 08/01/2056	168,400	168,714
6.000% due 09/01/2056	201,000	204,655
6.500% due 07/01/2056	47,000	48,623

Total U.S. Government Agencies (Cost $911,781)		914,028

U.S. TREASURY OBLIGATIONS 22.2%

U.S. Treasury Bonds
4.625% due 02/15/2046	80,700	77,485
4.625% due 02/15/2055 (k)	30,000	28,515
4.750% due 08/15/2055	46,900	45,513

U.S. Treasury Inflation Protected Securities (b)
0.500% due 01/15/2028 (i)	67,486	65,779
1.750% due 01/15/2034	131,160	128,188
2.125% due 01/15/2035	101,591	101,383

Total U.S. Treasury Obligations (Cost $450,550)		446,863

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%

Angel Oak Mortgage Trust
1.581% due 09/25/2066 ~	1,652	1,390

Atrium Hotel Portfolio Trust
4.853% due 12/15/2036 •	1,470	1,464

Banc of America Funding Trust
4.727% due 01/20/2047 ~	13	12

Bank
5.000% due 12/25/2067	5,000	4,949

Bank5
5.769% due 06/15/2057	2,835	2,901
5.788% due 06/15/2057	5,700	5,826

Bear Stearns ALT-A Trust
4.335% due 02/25/2036 ~	200	138

Bear Stearns ARM Trust
4.000% due 05/25/2034 ~	6	5
5.461% due 10/25/2033 ~	3	3

16	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Benchmark Mortgage Trust
6.363% due 07/15/2056 ~		$6,500	$6,664

BMO Mortgage Trust
5.462% due 02/15/2057		3,500	3,542
5.857% due 02/15/2057		15,350	15,755

BSST Mortgage Trust
4.926% due 02/15/2037 •		300	268

BX Commercial Mortgage Trust
4.615% due 01/17/2039 •		937	937

CHL Mortgage Pass-Through Trust
4.403% due 03/25/2035 •		37	35

Citigroup Mortgage Loan Trust, Inc.
5.750% due 09/25/2035 •		14	14
5.860% due 09/25/2035 •		5	5

COMM Mortgage Trust
5.040% due 12/15/2038 •		7,974	7,924

Countrywide Alternative Loan Trust
4.163% due 05/25/2036 •		22	20
6.000% due 08/25/2034		1,545	1,539

DC Commercial Mortgage Trust
6.314% due 09/12/2040		1,100	1,118

DSLA Mortgage Loan Trust
4.274% due 08/19/2045 •		236	213
4.815% due 07/19/2044 ~		135	132

Eurosail-U.K. PLC
4.816% due 06/13/2045 •	GBP	175	232

First Citizens Loan Trust
5.681% due 05/27/2053 «		$15,000	15,050

GreenPoint MTA Trust
4.223% due 06/25/2045 •		535	426

GS Mortgage Securities Corp. Trust
4.872% due 07/15/2035 •		1,298	850

GSR Mortgage Loan Trust
4.837% due 09/25/2035 ~		27	26
5.270% due 03/25/2033 •		2	2

HarborView Mortgage Loan Trust
4.134% due 01/19/2038 •		54	49
4.434% due 06/20/2035 •		88	83

HomeBanc Mortgage Trust
4.283% due 01/25/2036 •		90	89

JP Morgan Chase Commercial Mortgage Securities Trust
4.472% due 04/15/2037 •		939	932
5.089% due 12/15/2036 •		100	46

JP Morgan Mortgage Trust
4.978% due 12/25/2056 •		9,399	9,423
5.114% due 02/25/2035 ~		3	3
5.326% due 11/25/2033 ~		3	2
5.809% due 07/25/2035 ~		42	42

Legacy Mortgage Asset Trust
5.892% due 10/25/2066 þ		1,479	1,481

LUX
6.316% due 08/15/2040 •		4,500	4,530

MFA Trust
1.381% due 04/25/2065 ~		281	277
1.947% due 04/25/2065 ~		286	282

Morgan Stanley Capital I Trust
2.509% due 04/05/2042 ~		5,000	4,449

Morgan Stanley Mortgage Loan Trust
4.736% due 08/25/2034 ~		96	93

Morgan Stanley Residential Mortgage Loan Trust
5.016% due 09/25/2070 ~		1,298	1,287
5.021% due 11/25/2070 þ		2,614	2,602
5.044% due 07/25/2069 ~		2,798	2,793

Natixis Commercial Mortgage Securities Trust
4.840% due 08/15/2038 •		1,114	1,104

OBX Trust
4.940% due 09/25/2062 þ		4,639	4,593
5.364% due 03/25/2063 ~		4,193	4,178
6.567% due 06/25/2063 þ		1,110	1,108

PMT Loan Trust
5.306% due 06/25/2057 •		8,300	8,320

Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	54,300	37,472

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PRPM LLC
4.500% due 06/25/2065 þ		$3,372	$3,291
5.250% due 05/25/2056 ~		923	923

RALI Trust
4.183% due 04/25/2046 •		700	169

Sequoia Mortgage Trust
4.629% due 07/25/2056 ~		1,500	1,474

SMRT Commercial Mortgage Trust
4.626% due 01/15/2039 •		2,900	2,899

Structured Adjustable Rate Mortgage Loan Trust
5.923% due 02/25/2034 ~		6	6

Structured Asset Mortgage Investments II Trust
4.383% due 09/25/2045 •		117	111

Towd Point Mortgage Trust
4.097% due 01/25/2066 ~		1,949	1,920
4.763% due 10/25/2059 •		1,380	1,382

Verus Securitization Trust
4.858% due 12/25/2070 þ		3,827	3,805
6.665% due 09/25/2068 þ		4,072	4,076

WaMu Mortgage Pass-Through Certificates Trust
4.383% due 01/25/2045 •		11	11
4.503% due 11/25/2034 •		209	206
4.744% due 02/25/2046 •		203	189

Warwick Finance Residential Mortgages Number Three PLC
4.696% due 12/21/2049 •	GBP	219	292

Wells Fargo Commercial Mortgage Trust
3.862% due 12/15/2039		$1,983	1,900

Wells Fargo Mortgage-Backed Securities Trust
6.143% due 10/25/2037 ~		1,000	990

Total Non-Agency Mortgage-Backed Securities (Cost $179,603)			180,322

ASSET-BACKED SECURITIES 16.2%

AUTOMOBILE ABS OTHER 0.2%

Santander Drive Auto Receivables Trust
5.980% due 04/16/2029		1,977	1,990
6.400% due 03/17/2031		2,300	2,354

			4,344

AUTOMOBILE SEQUENTIAL 1.2%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030		7,500	7,725

Upgrade Auto Receivables Trust
4.590% due 10/15/2031		8,067	7,952
4.600% due 01/15/2031		8,500	8,466

			24,143

CMBS OTHER 1.4%

Dwight Issuer LLC
5.000% due 01/18/2044 •(a)		7,600	7,610

FS Rialto Issuer LLC
5.089% due 01/19/2044 •		3,800	3,812

INCREF LLC
5.120% due 12/19/2043 •		9,500	9,511

LRECS LLC
5.139% due 08/19/2043 •		7,600	7,602

			28,535

HOME EQUITY OTHER 1.4%

ACE Securities Corp. Home Equity Loan Trust
4.543% due 04/25/2034 •		168	158

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.678% due 01/25/2035 •		405	433
4.783% due 01/25/2035 •		1,269	1,260

Centex Home Equity Loan Trust
4.723% due 10/25/2035 •		1,170	1,170

Ellington Financial Mortgage Trust
5.602% due 06/25/2061 þ		2,300	2,309

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
4.003% due 02/25/2037 •		$129	$36

Morgan Stanley ABS Capital I, Inc. Trust
5.013% due 07/25/2037 •		6,842	6,163

RCKT Mortgage Trust
5.321% due 06/25/2056 þ		7,400	7,407
5.582% due 12/25/2044 þ		1,540	1,544
6.808% due 09/25/2043 ~		342	343

Residential Asset Securities Corporation Trust
4.483% due 01/25/2036 •		799	794
4.723% due 08/25/2035 •		857	855

Securitized Asset-Backed Receivables LLC Trust
4.543% due 02/25/2034 •		3,998	4,238

Structured Asset Investment Loan Trust
4.468% due 03/25/2034 •		781	830

			27,540

HOME EQUITY SEQUENTIAL 0.1%

Morgan Stanley Mortgage Loan Trust
4.483% due 04/25/2037 •		82	22

Towd Point Mortgage Trust
5.302% due 06/20/2066 þ		2,300	2,306

			2,328

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Conseco Finance Corp.
6.530% due 02/01/2031 ~		426	389

OTHER ABS 11.9%

AASET MT-1 Ltd.
5.522% due 02/16/2050		4,634	4,595

AASET Trust
2.798% due 01/15/2047		1,218	1,158

Anchorage Capital CLO 28 Ltd.
4.835% due 04/20/2037 •		3,900	3,902

ARES European CLO XIX DAC
3.586% due 07/15/2037 «•	EUR	2,400	2,742

Barings Private Credit Corp. CLO
5.126% due 05/22/2034 •		$5,000	5,004

Bayfront Iabs VIII Pte. Ltd.
4.992% due 07/11/2047 «•		6,600	6,600

Birch Grove CLO Ltd.
5.270% due 07/17/2037 •		6,200	6,218

Blackrock DLF CLO LLC
5.253% due 07/25/2034 •		5,200	5,201

BlueMountain EUR CLO DAC
3.034% due 04/15/2034 •	EUR	5,912	6,762

BlueMountain Fuji EUR CLO V DAC
3.114% due 01/15/2033 •		3,612	4,132

BNPP AM Euro CLO DAC
2.804% due 04/15/2031 •		1,111	1,267

Cairn CLO VII DAC
2.820% due 01/31/2030 •		1,765	2,018

Capital Four CLO IV DAC
3.854% due 04/15/2038 •		1,000	1,144

Capital Four U.S. CLO I Ltd.
4.815% due 01/18/2035 •		$1,300	1,300

CARS-DB7 LP
5.750% due 09/15/2053		6,536	6,553

Castlelake Aircraft Structured Trust
5.087% due 11/15/2050		10,494	10,360

Crown City CLO III
0.000% due 07/20/2034 «~(a)		3,000	3,000

DataBank Issuer II LLC
5.180% due 09/27/2055		3,000	2,945

Domino’s Pizza Master Issuer LLC
5.217% due 07/25/2055		11,500	11,480

ECAF I Ltd.
3.473% due 06/15/2040		34	31
4.947% due 06/15/2040		98	92

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ECMC Group Student Loan Trust
4.492% due 02/27/2068 •		$3,391	$3,385

Fortress Credit BSL XX Ltd.
4.906% due 01/23/2037 •		1,400	1,403

Gallatin CLO VIII Ltd.
5.025% due 07/15/2031 •		2,378	2,380

Harvest CLO XVI DAC
3.464% due 10/15/2038 •	EUR	3,100	3,548

Hayfin Emerald CLO VI DAC
3.454% due 10/15/2038 •		2,500	2,859

Home Partners of America Trust
2.200% due 01/17/2041		$2,103	1,973

IFC Emerging Markets Securitization LLC
4.835% due 07/29/2036 •		2,300	2,301

Invesco U.S. CLO Ltd.
4.831% due 07/20/2037 •		2,725	2,727

MACH 1 Cayman Ltd.
3.474% due 10/15/2039		278	276

Madison Park Funding LXIX Ltd.
4.837% due 07/25/2037 •		2,200	2,202

MAPS Trust
5.523% due 06/15/2051 «(a)		17,300	17,278

METAL LLC
4.581% due 10/15/2042		1,400	995

Mountain View CLO XIV Ltd.
4.832% due 10/15/2034 •		3,300	3,304

Navesink CLO 2 Ltd.
4.863% due 01/15/2036 •		1,600	1,601

Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		1,135	1,096

Nelnet Student Loan Trust
4.650% due 08/20/2054		8,684	8,546
4.959% due 06/22/2065 •		2,363	2,369

Northwoods Capital XI-B Ltd.
0.000% due 07/19/2037 «~(a)		6,500	6,500

OCP Euro CLO DAC
3.468% due 10/20/2039 •	EUR	6,300	7,204

Pagaya AI Debt Trust
5.373% due 01/17/2033		$452	454

Progress Residential Trust
2.393% due 12/17/2040		1,716	1,620

Providus CLO V DAC
3.513% due 11/15/2039 •	EUR	2,800	3,203

Providus CLO VIII DAC
3.415% due 11/20/2038 •		2,700	3,087

QTS Issuer ABS II LLC
5.044% due 10/05/2055		$2,500	2,450

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RIN VIII LLC
0.000% due 07/20/2037 «•(a)		$6,200	$6,200

Slam Ltd.
5.807% due 05/15/2050		6,727	6,774

SMB Private Education Loan Trust
5.393% due 10/16/2056 •		1,247	1,265

Stonepeak ABS
2.301% due 02/28/2033		414	406

Switch ABS Issuer LLC
5.121% due 10/25/2055		14,800	14,590

Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •		2,700	2,702

Symphony CLO XXIX Ltd.
4.823% due 10/15/2035 •		18,800	18,824

Symphony CLO XXXII Ltd.
4.816% due 10/23/2035		6,600	6,608

Tikehau CLO V DAC
3.404% due 10/15/2038 •	EUR	2,750	3,148

Tikehau CLO X DAC
3.483% due 04/20/2038 •		1,000	1,144

Toro European CLO 6 DAC
3.070% due 01/12/2032 •		1,292	1,478

VB-S1 Issuer LLC
3.706% due 02/15/2057		$2,000	1,822
4.693% due 03/15/2056		4,200	4,109

Wave LLC
3.597% due 09/15/2044		932	916

			239,251

Total Asset-Backed Securities (Cost $328,446)			326,530

SOVEREIGN ISSUES 5.6%

Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR	2,000	2,438

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$23,100	23,222

Mexico Government International Bonds
6.875% due 05/13/2037		4,000	4,201
7.375% due 05/13/2055		1,700	1,806

Peru Government International Bonds
5.400% due 08/12/2034	PEN	14,900	4,260
6.150% due 08/12/2032		23,000	7,288
6.850% due 08/12/2035		98,600	30,358

Republic of South Africa Government Bonds
8.875% due 02/28/2035	ZAR	606,300	38,360

Total Sovereign Issues (Cost $101,328)			111,933

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 1.2%

BANKING & FINANCE 1.2%

Capital Farm Credit ACA
8.393% due 09/15/2026 •(c)	4,700,000	$4,671

CoBank ACB
4.250% due 01/01/2027 •(c)	2,000,000	1,977
6.450% due 10/01/2027 •(c)	5,500,000	5,525

Compeer Financial ACA
7.875% due 02/15/2031 •(c)	9,000,000	9,185

Farm Credit Bank of Texas
7.750% due 06/15/2029 •(c)	2,700,000	2,817

MetLife Capital Trust IV
7.875% due 12/15/2067	600,000	659

Total Preferred Securities (Cost $24,569)		24,834

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (e)	387,151	387

Total Short-Term Instruments (Cost $387)		387

Total Investments in Securities (Cost $2,809,447)		2,814,365

INVESTMENTS IN AFFILIATES 2.2%

SHORT-TERM INSTRUMENTS 2.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%

PIMCO Short-Term Floating NAV Portfolio III	4,587,718	44,689

Total Short-Term Instruments (Cost $44,675)		44,689

Total Investments in Affiliates (Cost $44,675)		44,689

Total Investments 142.2% (Cost $2,854,122)		$2,859,054

Financial Derivative Instruments (h)(j) 0.3% (Cost or Premiums, net $6,797)		5,651

Other Assets and Liabilities, net (42.5)%		(854,209)

Net Assets 100.0%		$2,010,496

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Contingent convertible security.

(e)	Coupon represents a 7-Day Yield.

18	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Chick-fil-A, Inc.	4.800%	07/21/2031	04/23/2026	$5,500	$5,442	0.27%
Deloitte LLP	5.690	01/30/2037	10/30/2024	700	695	0.03
Deloitte LLP	5.790	01/30/2040	10/30/2024	1,200	1,185	0.06
Morgan Stanley	0.000	04/02/2032	02/11/2020	3,628	2,985	0.15

				$11,028	$10,307	0.51%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	3.250%	06/22/2026	07/31/2026		$(3,029)	$(3,031)
	3.550	12/12/2025	TBD	(2)	(9,116)	(9,297)

Total Reverse Repurchase Agreements						$(12,328)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$0	$(12,328)	$0	$(12,328)	$12,700	$372

Total Borrowings and Other Financing Transactions	$0	$(12,328)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(3,031)	$(9,297)	$(12,328)

Total Borrowings	$0	$0	$(3,031)	$(9,297)	$(12,328)

Payable for reverse repurchase agreements					$(12,328)

(g)	Securities with an aggregate market value of $12,600 and cash of $100 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(26,609) at a weighted average interest rate of 3.293%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	4,273	$	469,563	$2,660	$0	$(1,268)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	4,485		924,506	(233)	0	(526)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	1,392		149,009	534	0	(261)
CBOT U.S. Long Bond Futures	09/2026	1,025		116,338	1,853	0	(673)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Long Gilt Futures	09/2026	358	$	42,363	$966	$62	$(214)

					$5,780	$62	$(2,942)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	311	$	(34,978)	$(448)	$122	$0
Ultra U.S. Treasury Bond Futures	09/2026	571		(66,325)	(616)	428	0

					$(1,064)	$550	$0

Total Futures Contracts					$4,716	$612	$(2,942)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Credit Agricole SA	1.000%	Quarterly	12/20/2035	0.949%	EUR	6,700	$0	$33	$33	$0	$(6)
Deutsche Bank	1.000	Quarterly	12/20/2032	0.944		4,400	(59)	77	18	0	(1)
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	2.258		100	7	3	10	0	0

							$(52)	$113	$61	$0	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-46 5-Year Index	1.000%	Quarterly	06/20/2031	$	190,000	$3,961	$258	$4,219	$0	$(23)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.264%	Annual	06/30/2031	$	58,500	$0	$2,132	$2,132	$157	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.266	Annual	06/30/2031		194,300	0	6,909	6,909	373	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.033	Annual	05/31/2033		27,344	0	(146)	(146)	102	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.038	Annual	05/31/2033		73,056	0	(412)	(412)	272	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.044	Annual	05/31/2033		25,737	0	(155)	(155)	96	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.045	Annual	05/31/2033		26,129	0	(159)	(159)	97	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		10,000	(56)	248	192	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		5,700	(20)	174	154	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		5,700	(21)	201	180	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		5,700	(21)	196	175	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		5,700	(21)	181	160	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		4,000	(16)	126	110	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		5,700	(21)	161	140	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		5,700	(22)	219	197	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		5,700	(21)	214	193	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		2,850	(14)	175	161	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		5,100	(23)	308	285	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		10,100	(44)	578	534	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		11,500	38	145	183	51	0
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035		90,700	40	(355)	(315)	413	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		61,348	157	1,133	1,290	290	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		70,000	(165)	238	73	349	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.104	Annual	02/15/2036		54,400	0	(381)	(381)	273	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		56,200	1,914	(674)	1,240	286	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		28,200	1,781	(994)	787	180	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	76,900	(577)	(1,263)	(1,840)	24	0
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		400	0	2	2	0	0
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033		300	0	1	1	0	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		4,000	0	52	52	2	0

							$2,888	$8,854	$11,742	$3,273	$0

Total Swap Agreements							$6,797	$9,225	$16,022	$3,273	$(30)

20	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$612	$3,273	$3,885	$0	$(2,942)		$(30)	$(2,972)

(i)

Securities with an aggregate market value of $60,712 and cash of $4,552 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	1,633		$1,168	$37	$0
	07/2026	CNH	2,303		341	2	0
	07/2026	NZD	14,120		8,339	320	0
	07/2026	SGD	3,094		2,427	35	0
	07/2026		$264	CAD	375	1	0
	07/2026		7,107	NZD	12,582	38	0
	08/2026	CAD	375		$264	0	(1)
	08/2026	NZD	12,582		7,115	0	(38)

BOA	07/2026	BRL	261		50	0	(1)
	07/2026	KRW	223,897		147	2	0
	07/2026	NOK	5,990		606	1	0
	07/2026	PEN	11,700		3,463	42	0
	07/2026	SGD	39,310		30,787	403	0
	07/2026		$50	BRL	261	0	0
	07/2026		1,916	CNH	12,956	0	(8)
	07/2026		111	JPY	17,583	0	(2)
	07/2026		1,331	NOK	12,367	0	(82)
	07/2026		208	PLN	787	1	0
	08/2026	ILS	3,576		$1,202	0	(1)
	08/2026		$348	INR	33,017	0	0
	09/2026	MXN	4,515		$255	0	(2)
	09/2026	PEN	6,840		1,993	0	(2)
	09/2026		$765	INR	72,673	0	(1)

BPS	07/2026	BRL	6,016		$1,162	3	(6)
	07/2026	CHF	998		1,269	34	0
	07/2026	CNH	11,065		1,635	6	0
	07/2026	GBP	9,087		12,179	125	0
	07/2026	IDR	222,665,648		12,425	6	(12)
	07/2026	ILS	4,854		1,647	15	0
	07/2026	INR	410,117		4,270	0	(63)
	07/2026	KRW	976,783		641	9	0
	07/2026	NOK	1,400		142	1	0
	07/2026	THB	57,541		1,754	23	(3)
	07/2026	TWD	552		18	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$1,285	AUD	1,864	$6	$0
	07/2026		1,169	BRL	6,015	2	(6)
	07/2026		13,646	CAD	18,919	0	(307)
	07/2026		1,204	GBP	910	3	0
	07/2026		4,740	IDR	84,834,281	5	0
	07/2026		12,327	INR	1,169,253	31	(19)
	07/2026		1,778	JPY	286,475	0	(16)
	07/2026		2,954	KRW	4,531,213	0	(24)
	07/2026	ZAR	55,646		$3,392	0	0
	08/2026	IDR	27,129,236		1,510	0	(1)
	08/2026	ILS	772		259	0	(1)
	08/2026		$970	BRL	5,067	4	0
	08/2026		2,922	INR	277,325	2	0
	09/2026	IDR	26,986,550		$1,487	0	(11)
	09/2026	THB	51,467		1,587	28	0
	09/2026		$7,782	IDR	138,199,404	18	(129)
	09/2026		736	INR	69,956	0	(2)
	09/2026		309	THB	10,140	0	(2)
	12/2026		991	IDR	18,036,870	4	0

BRC	07/2026	ILS	6,040		$2,041	10	0
	07/2026	JPY	2,318		14	0	0
	07/2026	NZD	20,511		12,129	481	0
	07/2026	TRY	16,531		352	0	(2)
	07/2026		$20,076	TRY	950,390	66	0
	07/2026	ZAR	456,797		$27,982	168	(29)
	08/2026		$14	JPY	2,312	0	0

BSH	07/2026	EUR	231		$269	5	0
	07/2026		$1,982	JPY	315,169	0	(44)
	07/2026		11,197	NZD	19,818	58	0
	08/2026	NZD	19,818		$11,210	0	(58)
	09/2026		$3,836	BRL	19,674	0	(81)

CBK	07/2026	EUR	4,459		$5,197	102	0
	07/2026	IDR	11,859,923		663	0	(1)
	07/2026	ILS	5,413		1,863	44	0
	07/2026	INR	274,377		2,908	9	0
	07/2026	NOK	6,960		750	47	0
	07/2026	PEN	19,945		5,893	59	0
	07/2026	SEK	114		12	1	0
	07/2026		$2,660	IDR	47,721,810	6	0
	07/2026		2,832	INR	274,377	67	0
	07/2026		316	KRW	477,924	0	(7)
	07/2026		2,946	PEN	9,965	0	(32)
	07/2026		5,830	PLN	21,528	0	(107)
	08/2026	ILS	10,734		$3,728	118	0
	08/2026	PEN	3,802		1,106	0	(5)
	08/2026		$623	ILS	1,850	0	(1)
	08/2026		543	INR	51,528	1	0
	08/2026		1,115	PEN	3,803	0	(3)
	09/2026	IDR	103,587,504		$5,738	0	(12)
	09/2026	INR	26,898		280	0	(3)
	09/2026	THB	62,561		1,889	0	(6)
	09/2026		$1,359	IDR	24,238,047	0	(14)
	09/2026		14	INR	1,300	0	0
	09/2026		783	MXN	14,013	13	0
	10/2026	PEN	3,813		$1,115	3	0
	12/2026		$3,078	IDR	55,961,850	7	0
	01/2027	PEN	6,192		$1,817	19	0
	03/2027		108,027		31,056	0	(247)

DUB	07/2026	IDR	5,667,309		317	0	0
	07/2026	INR	43,249		458	1	0
	07/2026	SGD	3,716		2,913	41	0
	07/2026		$5,581	CNH	37,966	10	0
	07/2026		838	INR	80,873	15	0
	07/2026		367	NOK	3,409	0	(22)
	07/2026		2,840	PLN	10,541	0	(38)
	07/2026	ZAR	127,793		$7,894	105	0
	08/2026	CNH	37,882		5,581	0	(9)
	09/2026	IDR	73,272,532		4,068	1	0
	09/2026		$1,582	IDR	28,727,288	13	0
	09/2026		458	INR	43,542	0	(1)

22	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2026		$993	IDR	18,001,981	$0	$(1)

GLM	07/2026	BRL	165,253		$32,070	60	(2)
	07/2026	CNH	18,872		2,797	18	0
	07/2026	IDR	73,534,140		4,108	0	(4)
	07/2026	KRW	908,130		588	1	0
	07/2026		$30,966	BRL	165,253	1,139	(93)
	07/2026		25,367	CAD	36,098	85	0
	07/2026		4,101	IDR	73,534,139	12	0
	07/2026		588	KRW	908,000	0	(1)
	08/2026	CAD	36,046		$25,367	0	(85)
	08/2026	CNH	20		3	0	0
	08/2026		$584	INR	56,011	6	0
	09/2026	IDR	73,964,763		$4,101	0	(4)
	09/2026	MXN	5,468		313	2	0
	09/2026	THB	142,718		4,422	99	0
	09/2026		$31,525	BRL	164,857	0	(60)
	09/2026		5,885	IDR	105,878,000	17	(26)
	09/2026		5,112	INR	492,571	62	0
	09/2026		930	MXN	16,205	0	(9)

IND	07/2026	BRL	1,006		$199	4	0
	07/2026		$194	BRL	1,006	1	0

JPM	07/2026	AUD	7,070		$5,040	145	0
	07/2026	CAD	5,056		3,654	90	0
	07/2026	ILS	15,396		5,156	0	(18)
	07/2026	INR	90,488		959	3	0
	07/2026	KRW	280,619		181	0	0
	07/2026	NOK	7,144		722	0	0
	07/2026	NZD	1,442		852	33	0
	07/2026		$346	IDR	6,213,787	1	0
	07/2026		958	INR	90,488	0	(2)
	07/2026		271	KRW	416,717	0	(2)
	07/2026		5,728	PLN	20,897	1	(174)
	07/2026		1,253	THB	41,865	8	0
	08/2026	ILS	24,638		$8,501	214	0
	08/2026		$1,157	INR	109,877	1	0
	08/2026		722	NOK	7,147	0	0
	09/2026	IDR	6,459,325		$358	0	(1)
	09/2026	INR	91,124		958	1	0
	09/2026	MXN	11,023		625	1	(2)
	09/2026	THB	115,665		3,541	50	(13)
	09/2026		$3,990	INR	380,653	7	0
	09/2026		4,972	MXN	86,739	0	(43)
	12/2026		29,156		511,591	0	(293)

MBC	07/2026	AUD	863		$620	22	0
	07/2026	CHF	16,875		21,430	557	(11)
	07/2026	EUR	3,161		3,670	58	0
	07/2026	IDR	562,919		31	0	0
	07/2026	INR	43,420		460	1	0
	07/2026	KRW	3,853,805		2,542	51	0
	07/2026	NOK	2,357		238	0	0
	07/2026		$3,557	AUD	5,082	8	(46)
	07/2026		1,156	EUR	994	0	(21)
	07/2026		2,194	GBP	1,629	0	(33)
	07/2026		32	IDR	562,919	0	0
	07/2026		797	ILS	2,245	0	(43)
	07/2026		1,945	INR	187,455	34	0
	07/2026		1,848	JPY	293,674	0	(42)
	07/2026		874	NOK	8,102	0	(55)
	07/2026		1,121	NZD	1,986	7	0
	07/2026		11	SEK	103	0	0
	08/2026	AUD	1,377		$950	0	(3)
	08/2026	EUR	250		286	0	(1)
	08/2026	ILS	328		110	0	(1)
	08/2026	SEK	102		11	0	0
	08/2026		$410	INR	38,917	1	0
	08/2026		78	NOK	778	0	0
	09/2026	THB	82,173		$2,500	24	(13)
	09/2026		$3,305	INR	316,438	19	(2)

SCX	07/2026	INR	34,051		$359	0	0
	07/2026	JPY	2,081,121		12,875	76	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$1,922	GBP	1,433	$0	$(22)
	07/2026		803	IDR	14,412,545	2	0
	07/2026		1,663	INR	159,400	20	0
	07/2026		2,554	JPY	405,816	0	(58)
	07/2026		1,116	NZD	1,974	5	0
	08/2026		1,452	INR	139,123	13	0
	08/2026		12,875	JPY	2,075,680	0	(76)
	09/2026	IDR	43,376,774		$2,403	0	(5)
	09/2026	THB	62,346		1,921	34	(2)
	09/2026		$3,076	IDR	55,346,173	8	(12)
	09/2026		359	INR	34,280	0	0

SOG	07/2026	CNH	18,702		$2,765	11	0
	07/2026	EUR	38,327		44,710	918	0
	07/2026	PEN	3,238		958	11	0
	07/2026	SGD	68		52	0	0
	07/2026		$1,808	AUD	2,621	6	0
	07/2026		16	CAD	22	0	0
	07/2026		22,791	CHF	18,438	29	0
	07/2026		51,397	EUR	45,184	230	0
	07/2026		4,814	JPY	764,722	0	(110)
	07/2026		35,666	SGD	46,188	34	0
	08/2026	AUD	2,621		$1,807	0	(6)
	08/2026	CAD	302		213	0	0
	08/2026	CHF	18,372		22,791	0	(29)
	08/2026	EUR	45,184		51,467	0	(230)
	08/2026	SGD	46,084		35,666	0	(36)
	08/2026		$52	SGD	68	0	0

SSB	07/2026	CAD	50,991		$36,979	1,025	0
	07/2026	CHF	565		719	20	0
	07/2026		$233	CAD	330	0	0
	07/2026		6,761	GBP	5,115	23	0
	08/2026	CAD	330		$233	0	0
	08/2026	GBP	5,115		6,761	0	(23)

UAG	07/2026	NZD	287		170	7	0
	07/2026		$2,716	PLN	9,924	0	(78)
	09/2026	MXN	4,692		$268	1	0
	09/2026	THB	6,840		208	1	0

Total Forward Foreign Currency Contracts						$7,994	$(3,253)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660%	12/29/2026	77,700	$142	$139
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.400	12/29/2026	207,000	130	139

Total Purchased Options							$272	$278

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.953%	12/29/2026	8,940	$(142)	$(141)
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.690	12/29/2026	11,900	(65)	(68)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.702	12/29/2026	11,900	(65)	(72)

Total Written Options							$(272)	$(281)

24	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$433	$0	$0	$433	$(39)	$0	$0	$(39)	$394	$(300)	$94
BOA	449	0	0	449	(99)	0	0	(99)	350	(440)	(90)
BPS	325	0	0	325	(602)	0	0	(602)	(277)	271	(6)
BRC	725	139	0	864	(31)	(141)	0	(172)	692	(880)	(188)
BSH	63	0	0	63	(183)	0	0	(183)	(120)	0	(120)
CBK	496	0	0	496	(438)	0	0	(438)	58	0	58
DUB	186	0	0	186	(71)	0	0	(71)	115	0	115
GLM	1,501	139	0	1,640	(284)	(140)	0	(424)	1,216	(1,140)	76
IND	5	0	0	5	0	0	0	0	5	0	5
JPM	555	0	0	555	(548)	0	0	(548)	7	0	7
MBC	782	0	0	782	(271)	0	0	(271)	511	(400)	111
SCX	158	0	0	158	(175)	0	0	(175)	(17)	0	(17)
SOG	1,239	0	0	1,239	(411)	0	0	(411)	828	(1,020)	(192)
SSB	1,068	0	0	1,068	(23)	0	0	(23)	1,045	(1,110)	(65)
UAG	9	0	0	9	(78)	0	0	(78)	(69)	0	(69)

Total Over the Counter	$7,994	$278	$0	$8,272	$(3,253)	$(281)	$0	$(3,534)

(k)

Securities with an aggregate market value of $271 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$612	$612
Swap Agreements	0	0	0	0	3,273	3,273

	$0	$0	$0	$0	$3,885	$3,885

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,994	$0	$7,994
Purchased Options	0	0	0	0	278	278

	$0	$0	$0	$7,994	$278	$8,272

	$0	$0	$0	$7,994	$4,163	$12,157

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,942	$2,942
Swap Agreements	0	7	0	0	23	30

	$0	$7	$0	$0	$2,965	$2,972

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,253	$0	$3,253
Written Options	0	0	0	0	281	281

	$0	$0	$0	$3,253	$281	$3,534

	$0	$7	$0	$3,253	$3,246	$6,506

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	25

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,294	$2,294
Swap Agreements	0	507	0	0	944	1,451

	$0	$507	$0	$0	$3,238	$3,745

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,086)	$0	$(3,086)

	$0	$507	$0	$(3,086)	$3,238	$659

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(360)	$0	$0	$0	$4,119	$3,759
Swap Agreements	0	54	0	0	5,910	5,964

	$(360)	$54	$0	$0	$10,029	$9,723

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,532	$0	$7,532
Purchased Options	0	0	0	0	7	7
Written Options	0	0	0	0	(9)	(9)

	$0	$0	$0	$7,532	$(2)	$7,530

	$(360)	$54	$0	$7,532	$10,027	$17,253

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$17,911	$0	$17,911
Corporate Bonds & Notes
Banking & Finance	0	526,647	2,166	528,813
Industrials	0	165,475	5,442	170,917
Utilities	0	80,661	0	80,661
Municipal Bonds & Notes
California	0	5,459	0	5,459
Illinois	0	836	0	836
West Virginia	0	4,871	0	4,871
U.S. Government Agencies	0	914,028	0	914,028
U.S. Treasury Obligations	0	446,863	0	446,863
Non-Agency Mortgage-Backed Securities	0	127,800	52,522	180,322
Asset-Backed Securities
Automobile ABS Other	0	4,344	0	4,344
Automobile Sequential	0	24,143	0	24,143
CMBS Other	0	28,535	0	28,535
Home Equity Other	0	27,540	0	27,540
Home Equity Sequential	0	2,328	0	2,328
Manufacturing House Sequential	0	389	0	389
Other ABS	0	196,931	42,320	239,251
Sovereign Issues	0	111,933	0	111,933
Preferred Securities
Banking & Finance	0	24,834	0	24,834
Short-Term Instruments
Mutual Funds	387	0	0	387

	$387	$2,711,528	$102,450	$2,814,365

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$44,689	$0	$0	$44,689

Total Investments	$45,076	$2,711,528	$102,450	$2,859,054

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	62	3,823	0	3,885
Over the counter	0	8,272	0	8,272

	$62	$12,095	$0	$12,157

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(214)	(2,758)	0	(2,972)
Over the counter	0	(3,534)	0	(3,534)

	$(214)	$(6,292)	$0	$(6,506)

Total Financial Derivative Instruments	$(152)	$5,803	$0	$5,651

Totals	$44,924	$2,717,331	$102,450	$2,864,705

26	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,920	$285	$0	$0	$0	$(39)	$0	$0	$2,166	$(39)
Industrials	0	5,500	0	0	0	(58)	0	0	5,442	(58)
Non-Agency Mortgage-Backed Securities	39,892	15,000	(337)	0	5	1,253	0	(3,291)	52,522	1,285
Asset-Backed Securities
Other ABS	0	42,366	0	0	0	(46)	0	0	42,320	(46)

Totals	$41,812	$63,151	$(337)	$0	$5	$1,110	$0	$(3,291)	$102,450	$1,142

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,880	Discounted Cash Flow	Discount Rate	5.775-5.920	5.866
	286	Recent Transaction	Purchase Price	0.000	—
Industrials	5,442	Purchase Price	Base Price	100.000	—
Non-Agency Mortgage- Backed Securities	37,471	Discounted Cash Flow	Discount Rate	5.814	—
	15,051	Proxy Price	Base Price	100.000	—
Asset-Backed Securities
Other ABS	23,478	Purchase Price	Base Price	100.000	—
	18,842	Recent Transaction	Purchase Price	100.000	—

Total	$102,450

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	27

Schedule of Investments	PIMCO Fixed Income SHares: Series LD

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 160.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%

Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		$392	$393

Total Loan Participations and Assignments (Cost $391)			393

CORPORATE BONDS & NOTES 57.1%

BANKING & FINANCE 35.8%

ABN AMRO Bank NV
4.639% (SOFRINDX + 1.000%) due 12/03/2028 ~(g)		500	502

Aircastle Ltd.
2.850% due 01/26/2028 (g)		1,200	1,164

American Honda Finance Corp.
4.279% due 11/19/2027 •		400	400
4.368% due 03/08/2027 •(g)		900	901

American Tower Corp.
5.000% due 01/31/2030		200	202

Athene Global Funding
4.505% (SOFRINDX + 0.830%) due 01/07/2027 ~(g)		800	801
4.847% (SOFRINDX + 1.210%) due 03/25/2027 ~		400	401

Bank Hapoalim BM
4.722% due 07/14/2029		300	296

Barclays PLC
5.674% due 03/12/2028 •(g)		800	807

BPCE SA
6.612% due 10/19/2027 •		400	402

Canadian Imperial Bank of Commerce
4.438% (SOFRRATE + 0.800%) due 09/08/2028 ~(g)		1,000	1,003
4.950% due 06/29/2027	CAD	800	574

Citadel LP
4.875% due 01/15/2027 (g)		$900	899

Emirates NBD Bank PJSC
5.125% due 06/29/2031		200	199

F&G Global Funding
4.500% due 01/09/2029 (g)		800	787

First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		900	900

Ford Motor Credit Co. LLC
4.271% due 01/09/2027		200	199
4.950% due 05/28/2027		500	500
5.800% due 03/05/2027		700	704

Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% due 12/15/2027 (g)		1,200	1,175

Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •(g)		900	893

Intesa Sanpaolo SpA
3.875% due 01/12/2028		200	198

Lloyds Banking Group PLC
4.396% (SOFRINDX + 0.770%) due 02/10/2030 ~(g)		1,100	1,098

Marex Group PLC
5.680% due 04/21/2031		300	300

Mizrahi Tefahot Bank Ltd.
5.049% due 01/28/2031		400	397

Mizuho Financial Group, Inc.
4.486% (SOFRRATE + 0.850%) due 07/13/2030 ~(a)		300	300

Mutual of Omaha Cos Global Funding
4.514% due 06/09/2028 (g)		700	697

QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		400	402

Stellantis Finance U.S., Inc.
1.711% due 01/29/2027		600	590

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/2026 (g)		$800	$799

Wells Fargo & Co.
3.526% due 03/24/2028 •(g)		1,200	1,191
5.083% due 04/26/2028 •(f)	CAD	800	573

			20,254

INDUSTRIALS 15.3%

APA Infrastructure Ltd.
4.250% due 07/15/2027		$900	897

Arrow Electronics, Inc.
5.150% due 08/21/2029		300	303

BMW U.S. Capital LLC
4.337% (SOFRRATE + 0.710%) due 08/11/2027 ~(g)		1,000	1,003

Canadian Natural Resources Ltd.
5.000% due 12/15/2029		200	202

Foxconn Far East Ltd.
1.875% due 08/25/2028		1,000	944

Glencore Funding LLC
4.000% due 03/27/2027 (g)		800	797

HCA, Inc.
5.000% due 03/01/2028		100	101

Kyndryl Holdings, Inc.
2.050% due 10/15/2026 (g)		500	497

Las Vegas Sands Corp.
5.900% due 06/01/2027 (g)		500	505

NTT Finance Corp.
4.465% (SOFRRATE + 0.830%) due 06/20/2029 ~(a)		900	900

QatarEnergy
4.625% due 06/23/2029		200	199

Qatarenergy LNG S3
6.332% due 09/30/2027		81	82

Road Michigan Property Owner I LLC
7.500% due 03/30/2045		180	179

Rogers Communications, Inc.
3.200% due 03/15/2027		400	396

South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027		200	201

Universal Health Services, Inc.
1.650% due 09/01/2026		200	199

Viatris, Inc.
2.300% due 06/22/2027		700	684

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		300	301

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028		300	300

			8,690

UTILITIES 6.0%

Edison International
5.000% due 05/05/2028		800	801

Evergy Kansas Central, Inc.
4.700% due 03/13/2028 (g)		600	601

National Rural Utilities Cooperative Finance Corp.
4.189% (SOFRRATE + 0.550%) due 12/03/2027 ~		300	301

Pacific Gas & Electric Co.
3.300% due 03/15/2027		200	198

Sempra
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~		600	603

Southern California Edison Co.
4.700% due 06/01/2027		300	300

Vistra Operations Co. LLC
4.550% due 10/30/2028		600	596

			3,400

Total Corporate Bonds & Notes (Cost $32,370)			32,344

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 46.6%

Federal Home Loan Mortgage Corp. REMICS
1.000% due 09/15/2044 (g)	$935	$829
4.498% due 04/25/2055 •(g)	517	519
4.528% due 09/25/2054 - 10/25/2055 •(g)	860	865
4.568% due 11/25/2054 •(g)	901	908
4.578% due 10/25/2054 - 08/25/2055 •(g)	1,185	1,194
4.578% due 02/25/2055 •	294	296
4.628% due 10/25/2052 - 06/25/2055 •(g)	2,587	2,604
4.628% due 02/25/2055 - 06/25/2055 •	887	896
4.728% due 07/25/2055 •(g)	160	162
4.778% due 12/25/2054 - 01/25/2055 •	489	495
4.778% due 01/25/2055 - 03/25/2055 •(g)	652	659
4.828% due 01/25/2055 •	135	137
4.828% due 02/25/2055 •(g)	257	260
4.878% due 05/25/2054 •	275	278
4.878% due 06/25/2055 •(g)	549	553
5.128% due 07/25/2055 •(g)	403	409

Federal National Mortgage Association REMICS
4.528% due 09/25/2054 - 03/25/2055 •(g)	1,461	1,467
4.628% due 05/25/2055 •	131	132
4.678% due 01/25/2055 - 04/25/2056 •(g)	1,152	1,154
4.728% due 06/25/2054 - 01/25/2055 •	640	646
4.778% due 01/25/2055 •	336	340
4.828% due 01/25/2055 •	138	140
4.878% due 11/25/2053 •	198	200
4.978% due 11/25/2054 •(g)	389	393

Government National Mortgage Association REMICS
4.204% due 10/20/2037 •	12	12
4.441% due 08/20/2061 •	1	1
4.509% due 06/20/2055 •(g)	384	387
4.559% due 05/20/2055 •	134	135

Uniform Mortgage-Backed Security, TBA
5.000% due 07/01/2056	2,000	1,965
5.500% due 07/01/2056 - 09/01/2056	8,300	8,319

Total U.S. Government Agencies (Cost $26,322)		26,355

U.S. TREASURY OBLIGATIONS 0.6%

U.S. Treasury Inflation Protected Securities (d)
2.125% due 04/15/2029 (g)	344	345

Total U.S. Treasury Obligations (Cost $345)		345

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.0%

Banc of America Funding Trust
6.620% due 09/20/2034 ~	6	6

Bear Stearns ARM Trust
5.698% due 01/25/2034 ~	2	2
5.910% due 04/25/2033 ~	5	5
6.109% due 11/25/2034 ~	6	6

BWAY Mortgage Trust
4.990% due 09/15/2036 •	1,000	993

Citigroup Mortgage Loan Trust, Inc.
4.478% due 05/25/2051 •	742	694
6.480% due 10/25/2035 •	1	1

Credit Suisse First Boston Mortgage Securities Corp.
5.149% due 06/25/2033 ~	4	4
6.500% due 04/25/2033	8	8

GCAT Trust
1.348% due 05/25/2066 ~	346	306
1.503% due 05/25/2066 ~	346	307

GS Mortgage-Backed Securities Trust
4.462% due 12/25/2051 •	353	330
4.462% due 02/25/2052 •	1,023	957

28	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSR Mortgage Loan Trust
4.837% due 09/25/2035 ~		$1	$1
6.307% due 08/25/2033 •		2	2

Harvest Funding PLC
4.643% due 11/15/2069 •	GBP	400	531

Impac CMB Trust
4.403% due 03/25/2035 •		$86	85

JP Morgan Mortgage Trust
5.114% due 02/25/2035 ~		1	1
5.706% due 09/25/2034 ~		3	3
6.387% due 02/25/2034 ~		6	7

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.220% due 06/15/2030 •		2	2
4.394% due 10/20/2029 •		2	2

Merrill Lynch Mortgage Investors Trust
4.223% due 04/25/2029 •		1	1
5.109% due 02/25/2035 ~		33	32

MFA Trust
1.131% due 07/25/2060 ~		333	306
1.381% due 04/25/2065 ~		28	28
6.105% due 12/25/2068 þ		101	101

Morgan Stanley Residential Mortgage Loan Trust
4.462% due 09/25/2051 •		137	129

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		120	116
3.500% due 12/25/2057 ~		319	309

NYO Commercial Mortgage Trust
4.835% due 11/15/2038 •		1,000	1,000

OBX Trust
6.520% due 07/25/2063 þ		171	171

Prime Mortgage Trust
4.163% due 02/25/2034 •		1	1

Sequoia Mortgage Trust
4.454% due 10/19/2026 •		12	12

Structured Asset Mortgage Investments II Trust
4.334% due 07/19/2034 •		5	4

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		3	3
4.414% due 09/19/2032 •		1	1

Thornburg Mortgage Securities Trust
4.403% due 09/25/2043 •		1	1
5.180% due 04/25/2045 ~		5	4

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		146	141
3.750% due 05/25/2058 ~		280	275
4.763% due 05/25/2058 •		158	160
4.763% due 10/25/2059 •		126	127

Verus Securitization Trust
5.712% due 01/25/2069 þ		119	119

WaMu Mortgage Pass-Through Certificates Trust
4.303% due 12/25/2045 •		45	46
4.343% due 10/25/2045 •		7	7
4.503% due 11/25/2034 •		17	17
4.563% due 06/25/2044 •		7	7
5.144% due 06/25/2042 •		1	1

Total Non-Agency Mortgage-Backed Securities (Cost $7,693)			7,372

ASSET-BACKED SECURITIES 32.3%

AUTOMOBILE ABS OTHER 1.3%

Cars Alliance Auto Loans Germany V
2.729% due 01/18/2036 •	EUR	347	397

FACT SA
2.935% due 09/22/2031 •		323	369

			766

AUTOMOBILE SEQUENTIAL 0.3%

ARI Fleet Lease Trust
4.590% due 03/15/2034		$162	162

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CMBS OTHER 0.0%

MF1 Ltd.
4.832% due 10/16/2036 •		$15	$15

CREDIT CARD BULLET 1.1%

Evergreen Credit Card Trust
4.219% due 10/15/2029 •		600	602

HOME EQUITY OTHER 2.1%

Amortizing Residential Collateral Trust
4.763% due 10/25/2034 •		86	85

Bear Stearns Asset-Backed Securities I Trust
4.888% due 03/25/2035 •		17	17

Chase Funding Trust
4.503% due 10/25/2032 •		17	17

Countrywide Asset-Backed Certificates Trust
4.483% due 05/25/2036 •		42	42

Delta Funding Home Equity Loan Trust
4.560% due 09/15/2029 •		3	3

Finance America Mortgage Loan Trust
4.588% due 08/25/2034 •		67	65

GSAMP Trust
4.283% due 06/25/2036 •		256	249

New Century Home Equity Loan Trust
4.693% due 11/25/2034 •		391	391

RAAC Trust
4.313% due 01/25/2046 •		124	124

Securitized Asset-Backed Receivables LLC Trust
4.438% due 01/25/2035 •		221	203

			1,196

WHOLE LOAN COLLATERAL 0.9%

First Franklin Mortgage Loan Trust
4.083% due 04/25/2036 •		505	498

OTHER ABS 26.6%

37 Capital CLO 1 Ltd.
4.953% due 10/15/2034 •		400	400

AMMC CLO 27 Ltd.
4.755% due 01/20/2037 •		700	700

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		500	495

ARES LIX CLO Ltd.
4.958% due 04/25/2034 •		400	401

ARES XLIV CLO Ltd.
4.803% due 04/15/2034 •		500	501

BlueMountain CLO XXXII Ltd.
4.773% due 10/15/2034 •		600	601

BlueMountain CLO XXXIV Ltd.
4.825% due 04/20/2035 •		500	500

Canyon CLO Ltd.
4.753% due 07/15/2034 •		400	400

Dryden 95 CLO Ltd.
4.682% due 08/20/2034 •		400	400

Elevation CLO Ltd.
4.797% due 07/25/2034 •		400	400

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046		574	510

Greywolf CLO IV Ltd.
4.920% due 04/17/2034 •		600	601

Harvest CLO XVI DAC
3.464% due 10/15/2038 •	EUR	500	572

Invesco CLO Ltd.
4.825% due 07/20/2035 •		$500	501

Invesco Euro CLO XI DAC
3.454% due 10/22/2036 •	EUR	400	458

KKR CLO 16 Ltd.
4.815% due 10/20/2034 •		$600	601

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KKR CLO 27 Ltd.
4.783% due 01/15/2035 •		$500	$500

KKR CLO 42 Ltd.
4.825% due 07/20/2034 •		500	501

LCM 30 Ltd.
5.017% due 04/20/2031 •		14	14

MV Credit Euro CLO III DAC
3.583% due 02/15/2038 •	EUR	500	572

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		$208	195
1.690% due 05/15/2069		388	363

Navient Refinance Loan Trust
4.800% due 10/15/2055		161	161

Nelnet Student Loan Trust
4.610% due 02/21/2061		181	177
4.670% due 06/22/2065		419	410
4.840% due 05/17/2055		248	246
4.909% due 02/21/2061 •		90	90

Octagon 64 Ltd.
4.932% due 07/21/2035 •		500	501

Octagon Investment Partners 40 Ltd.
4.715% due 01/20/2035 •		400	400

SLM Student Loan Trust
4.680% due 04/25/2049		4	4
5.630% due 01/27/2027		54	54

SMB Private Education Loan Trust
4.340% due 03/17/2053 •		49	49
4.613% due 09/15/2054 •		734	733
4.693% due 12/15/2053 •		385	385
4.943% due 10/16/2056 •		438	442
5.043% due 03/15/2056 •		351	353

Toro European CLO 6 DAC
3.070% due 01/12/2032 •	EUR	259	296

Towd Point Asset Trust
4.454% due 11/20/2061 •		$59	59

Trinitas CLO XVII Ltd.
4.825% due 10/20/2034 •		500	501

			15,047

Total Asset-Backed Securities (Cost $18,434)			18,286

SOVEREIGN ISSUES 7.0%

Bonos de la Tesoreria de la Republica en pesos
5.000% due 10/01/2028	CLP	35,000	39
5.800% due 10/01/2029		95,000	106

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (c)	BRL	10,200	1,911

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$300	310

Eagle Funding Luxco SARL
5.500% due 08/17/2030 (g)		600	603

Saudi Government International Bonds
5.125% due 01/13/2028		1,000	1,007

Total Sovereign Issues (Cost $4,011)			3,976

SHORT-TERM INSTRUMENTS 3.3%

COMMERCIAL PAPER 0.9%

HCA, Inc.
4.330% due 07/27/2026		500	498

		SHARES
MUTUAL FUNDS 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (e)		240,112	240

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	29

Schedule of Investments	PIMCO Fixed Income SHares: Series LD	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA TREASURY BILLS 2.0%
7.048% due 10/28/2026 - 01/27/2027 (b)	ZAR	19,300	$1,135

Total Short-Term Instruments (Cost $1,899)			1,873

Total Investments in Securities (Cost $91,465)			90,944

		SHARES
INVESTMENTS IN AFFILIATES 5.7%

SHORT-TERM INSTRUMENTS 5.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%

PIMCO Short Asset Portfolio		233,730	2,302

	SHARES	MARKET VALUE (000S)

PIMCO Short-Term Floating NAV Portfolio III	93,163	$908

Total Short-Term Instruments (Cost $3,199)		3,210

Total Investments in Affiliates (Cost $3,199)		3,210

Total Investments 166.3% (Cost $94,664)		$94,154

Financial Derivative Instruments (h)(i) 0.1% (Cost or Premiums, net $62)		81

Other Assets and Liabilities, net (66.4)%		(37,626)

Net Assets 100.0%		$56,609

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Coupon represents a 7-Day Yield.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wells Fargo & Co.	5.083%	04/26/2028	04/13/2026	$ 589	$573	1.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
DEU	3.800%	06/24/2026	07/08/2026		$(1,108)	$(1,108)
	3.850	04/13/2026	TBD	(2)	(5,043)	(5,085)
	3.850	06/09/2026	TBD	(2)	(2,485)	(2,491)
	3.860	06/03/2026	TBD	(2)	(1,118)	(1,121)
	3.860	06/04/2026	TBD	(2)	(953)	(956)
SBI	3.750	06/11/2026	07/13/2026		(843)	(845)
	3.770	12/12/2025	TBD	(2)	(8,436)	(8,614)
	3.790	06/23/2026	07/07/2026		(3,227)	(3,230)
UBS	3.800	06/16/2026	TBD	(2)	(2,381)	(2,385)
	3.820	06/16/2026	TBD	(2)	(3,971)	(3,977)

Total Reverse Repurchase Agreements						$(29,812)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
GSC	3.780%	06/26/2026	07/02/2026	$(325)	$(326)

Total Sale-Buyback Transactions					$(326)

30	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (16.3)%
Uniform Mortgage-Backed Security, TBA	4.000%	09/01/2056	$9,900	$(9,301)	$(9,246)

Total Short Sales (16.3)%				$(9,301)	$(9,246)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
DEU	$0	$(10,761)	$0	$(10,761)	$11,183	$422
SBI	0	(12,689)	0	(12,689)	13,284	595
TDM	0	0	0	0	6,681	6,681
UBS	0	(6,362)	0	(6,362)	0	(6,362)

Master Securities Forward Transaction Agreement
GSC	0	0	(326)	(326)	324	(2)

Total Borrowings and Other Financing Transactions	$0	$(29,812)	$(326)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(15,432)	$(15,432)
Sovereign Issues	0	0	0	(583)	(583)
U.S. Government Agencies	0	(5,183)	0	(8,614)	(13,797)

Total	$0	$(5,183)	$0	$(24,629)	$(29,812)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(326)	0	0	(326)

Total	$0	$(326)	$0	$0	$(326)

Total Borrowings	$0	$(5,509)	$0	$(24,629)	$(30,138)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(30,138)

(g)	Securities with an aggregate market value of $29,410 and cash of $2.061 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(24,936) at a weighted average interest rate of 3.801%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3 Month Euro Euribor Futures	12/2026	42	$	11,688	$5	$1	$(3)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	358		73,796	(28)	0	(42)
CBOT 30 Day Federal Funds Futures	08/2026	42		16,852	1	0	(1)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	253		27,083	53	0	(47)
SFE 3 Year Australian Bond Futures	09/2026	81		5,866	30	3	(5)
Three Month SONIA Index Futures	03/2027	31		9,870	(11)	0	(1)

					$50	$4	$(99)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	31

Schedule of Investments	PIMCO Fixed Income SHares: Series LD	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	27	$	(2,967)	$(25)	$8	$0
Montreal Exchange 5 Year Canadian Bond Futures	09/2026	16		(1,276)	(5)	0	0
Three-Month SOFR Futures	03/2027	43		(10,316)	16	3	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	112		(12,597)	(155)	44	0
Ultra U.S. Treasury Bond Futures	09/2026	5		(581)	(15)	4	0

					$(184)	$59	$0

Total Futures Contracts					$(134)	$63	$(99)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	3,820	$(17)	$(108)	$(125)	$0	$(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		$2,700	8	7	15	5	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		14,720	67	261	328	31	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		6,820	(3)	(19)	(22)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		1,000	(23)	33	10	3	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036	AUD	2,400	4	(78)	(74)	0	0
Receive	6-Month CLP-CHILIBOR	4.490	Semi-Annual	10/01/2028	CLP	40,300	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029		86,300	0	0	0	0	0
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036	EUR	400	(14)	7	(7)	0	(1)
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		200	2	2	4	0	0
Receive	CAONREPO	3.000	Semi-Annual	05/25/2031	CAD	1,300	0	(7)	(7)	0	0
Receive	CAONREPO	2.750	Semi-Annual	06/17/2031		2,200	13	(6)	7	1	0

Total Swap Agreements							$37	$92	$129	$56	$(6)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$63	$56	$119	$0	$(99)		$(6)	$(105)

Cash of $1,274 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investments Income, in the Notes to Financial Statements for the further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2026		$34	CNH	230	$0	$0
	07/2026		61	JPY	9,672	0	(1)
	07/2026		50	NOK	465	0	(3)
	07/2026		8	PLN	30	0	0
	07/2026		152	SGD	197	0	0
	08/2026	ILS	76		$26	0	0
	08/2026	SGD	197		152	0	0
	08/2026		$6	INR	614	0	0
	09/2026		26		2,469	0	0
	10/2026	BRL	200		$37	0	(1)
	10/2026	ZAR	2,033		124	2	0

32	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2027	ZAR	16,494		$1,003	$13	$0

BPS	07/2026	BRL	9,063		1,746	0	(9)
	07/2026	CHF	40		51	1	0
	07/2026	CNH	195		29	0	0
	07/2026	EUR	3,123		3,638	70	0
	07/2026	GBP	43		58	1	0
	07/2026	IDR	5,683,708		317	0	0
	07/2026	ILS	132		45	0	0
	07/2026	INR	17,288		180	0	(3)
	07/2026	THB	855		26	0	0
	07/2026		$66	AUD	96	0	0
	07/2026		1,746	BRL	9,063	29	(19)
	07/2026		175	IDR	3,127,689	0	0
	07/2026		349	INR	33,046	1	(1)
	07/2026		206	JPY	32,693	0	(5)
	07/2026		49	KRW	75,055	0	0
	07/2026	ZAR	67		$4	0	0
	08/2026	BRL	24		5	0	0
	08/2026	IDR	538,991		30	0	0
	08/2026	ILS	12		4	0	0
	08/2026		$20	BRL	104	0	0
	08/2026		54	INR	5,155	0	0
	09/2026	IDR	554,516		$31	0	0
	09/2026		$165	IDR	2,928,109	0	(3)
	09/2026		19	INR	1,790	0	0
	09/2026		10	THB	326	0	0
	10/2026	BRL	6,800		$1,297	19	(10)
	12/2026		$21	IDR	379,205	0	0

BRC	07/2026	ILS	122		$41	0	0
	07/2026	NZD	737		436	17	0
	07/2026	ZAR	330		20	0	0
	08/2026	NZD	737		418	0	(2)

CBK	07/2026	CAD	32		23	1	0
	07/2026	EUR	17		20	0	0
	07/2026	IDR	437,254		24	0	0
	07/2026	ILS	147		51	1	0
	07/2026	INR	4,861		52	0	0
	07/2026	SEK	139		15	1	0
	07/2026		$326	AUD	461	0	(7)
	07/2026		61	IDR	1,095,884	0	0
	07/2026		50	INR	4,861	1	0
	07/2026		28	PLN	102	0	(1)
	08/2026	ILS	221		$77	3	0
	08/2026		$10	ILS	30	0	0
	08/2026		10	INR	958	0	0
	09/2026	IDR	2,252,457		$125	0	0
	09/2026	INR	965		10	0	0
	09/2026	THB	1,961		59	0	0
	09/2026		$33	IDR	597,171	0	0
	12/2026		64		1,157,901	0	0

DUB	07/2026	IDR	89,944		$5	0	0
	07/2026	INR	1,192		13	0	0
	07/2026		$23	INR	2,229	0	0
	07/2026		28	PLN	103	0	0
	07/2026		118	SGD	152	0	0
	07/2026	ZAR	153		$9	0	0
	08/2026	SGD	152		118	0	0
	09/2026	IDR	367,740		20	0	0
	09/2026		$23	IDR	420,729	0	0
	09/2026		13	INR	1,200	0	0
	12/2026		20	IDR	370,212	0	0

FAR	07/2026	AUD	19		$13	0	0
	07/2026	CNH	194		29	0	0
	07/2026	GBP	200		269	4	0
	07/2026	INR	6,062		64	0	0
	07/2026	JPY	187,399		1,158	6	0
	07/2026	SGD	935		733	10	0
	07/2026		$97	CNH	658	0	0
	07/2026		64	INR	6,062	1	0
	07/2026		131	JPY	20,881	0	(3)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	33

Schedule of Investments	PIMCO Fixed Income SHares: Series LD	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$135	PLN	494	$0	$(3)
	07/2026		9	SEK	83	0	0
	07/2026		383	SGD	497	1	0
	07/2026	ZAR	218		$13	0	0
	08/2026	CNH	656		97	0	0
	08/2026	ILS	123		43	2	0
	08/2026	SEK	83		9	0	0
	08/2026	SGD	496		383	0	(1)
	08/2026		$79	AUD	115	0	0
	08/2026		1,158	JPY	186,909	0	(6)
	09/2026		31	INR	2,975	0	0

GLM	07/2026	BRL	586		$113	0	0
	07/2026	IDR	2,710,980		151	0	0
	07/2026	KRW	9,265		6	0	0
	07/2026		$111	BRL	586	3	(1)
	07/2026		1,617	CAD	2,300	5	0
	07/2026		151	IDR	2,710,980	0	0
	07/2026		6	KRW	9,263	0	0
	08/2026	BRL	439		$86	2	0
	08/2026	CAD	2,297		1,617	0	(6)
	08/2026		$15	INR	1,433	0	0
	09/2026	BRL	52		$10	0	0
	09/2026	IDR	2,726,856		151	0	0
	09/2026	THB	1,193		37	1	0
	09/2026		$103	IDR	1,847,168	0	(1)
	09/2026		75	INR	7,245	1	0
	10/2026	BRL	2,000		$369	0	(10)

JPM	07/2026	AUD	467		330	6	0
	07/2026	BRL	9,007		1,707	3	(40)
	07/2026	ILS	345		116	0	0
	07/2026	INR	5,568		59	0	0
	07/2026	NOK	349		35	0	0
	07/2026		$1,740	BRL	9,007	5	0
	07/2026		114	GBP	85	0	(1)
	07/2026		6	IDR	114,140	0	0
	07/2026		59	INR	5,568	0	0
	07/2026		146	PLN	533	0	(5)
	07/2026		16	THB	521	0	0
	08/2026	ILS	392		$135	3	0
	08/2026		$170	AUD	243	0	(2)
	08/2026		21	INR	2,042	0	0
	08/2026		35	NOK	349	0	0
	09/2026	IDR	114,775		$6	0	0
	09/2026	INR	5,607		59	0	0
	09/2026	THB	1,794		55	1	0
	09/2026		$29	INR	2,765	0	0
	09/2026		547	MXN	9,498	0	(7)
	10/2026	BRL	1,200		$218	0	(9)
	10/2026		$837	BRL	4,401	0	(3)
	12/2026		134	MXN	2,350	0	(1)

MBC	07/2026	AUD	55		$39	1	0
	07/2026	CHF	297		376	10	0
	07/2026	IDR	20,661		1	0	0
	07/2026	INR	1,196		13	0	0
	07/2026	KRW	81,475		54	1	0
	07/2026	NOK	112		11	0	0
	07/2026		$57	AUD	80	0	(2)
	07/2026		3,580	EUR	3,140	16	(9)
	07/2026		1	IDR	20,661	0	0
	07/2026		54	INR	5,166	1	0
	07/2026		779	JPY	124,176	0	(15)
	07/2026		5	SEK	51	0	0
	08/2026	CAD	43		$30	0	0
	08/2026	EUR	2,377		2,703	0	(16)
	08/2026	SEK	51		5	0	0
	08/2026		$12	AUD	18	0	0
	08/2026		8	INR	723	0	0
	08/2026		11	NOK	112	0	0
	09/2026	MXN	173		$10	0	0
	09/2026	THB	3,385		104	2	0

34	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	09/2026		$85	INR	8,183	$1	$0

SCX	07/2026	CNH	499		$74	1	0
	07/2026	INR	938		10	0	0
	07/2026		$15	IDR	264,689	0	0
	07/2026		46	INR	4,393	1	0
	08/2026	CHF	361		$448	0	(1)
	08/2026		$37	INR	3,560	0	0
	09/2026	IDR	266,186		$15	0	0
	09/2026	THB	1,538		47	1	0
	09/2026		$56	IDR	998,192	0	0
	09/2026		10	INR	945	0	0

SSB	07/2026	CAD	2,333		$1,692	47	0
	07/2026	CHF	26		33	1	0
	07/2026		$15	CAD	21	0	0
	07/2026		209	GBP	158	1	0
	08/2026	CAD	21		$15	0	0
	08/2026	GBP	158		209	0	(1)

UAG	07/2026		$28	PLN	104	0	(1)
	08/2026	SGD	87		$68	0	0
	09/2026	CLP	134,602		151	5	0
	09/2026	THB	317		10	0	0

Total Forward Foreign Currency Contracts						$303	$(209)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000%	08/03/2026	8,400	$8	$0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	24,600	18	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	8,800	10	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	10,000	9	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	9,600	11	0

Total Purchased Options							$56	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	0.200%	$	800	$(31)	$4	$0	$(27)

Total Swap Agreements								$(31)	$4	$0	$(27)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$15	$0	$0	$15	$(5)	$0	$0	$(5)	$10	$0	$10
BPS	121	0	0	121	(50)	0	0	(50)	71	0	71
BRC	17	0	0	17	(2)	0	0	(2)	15	0	15
CBK	7	0	0	7	(8)	0	0	(8)	(1)	0	(1)
FAR	24	0	0	24	(13)	0	0	(13)	11	0	11
GLM	12	0	0	12	(18)	0	0	(18)	(6)	0	(6)
JPM	18	0	0	18	(68)	0	0	(68)	(50)	0	(50)
MBC	32	0	0	32	(42)	0	0	(42)	(10)	0	(10)
MYC	0	0	0	0	0	0	(27)	(27)	(27)	0	(27)
SCX	3	0	0	3	(1)	0	0	(1)	2	0	2
SSB	49	0	0	49	(1)	0	0	(1)	48	0	48
UAG	5	0	0	5	(1)	0	0	(1)	4	0	4

Total Over the Counter	$303	$0	$0	$303	$(209)	$0	$(27)	$(236)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	35

Schedule of Investments	PIMCO Fixed Income SHares: Series LD	(Cont.)

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$63	$63
Swap Agreements	0	0	0	0	56	56

	$0	$0	$0	$0	$119	$119

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$303	$0	$303

	$0	$0	$0	$303	$119	$422

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$99	$99
Swap Agreements	0	0	0	0	6	6

	$0	$0	$0	$0	$105	$105

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$209	$0	$209
Swap Agreements	0	27	0	0	0	27

	$0	$27	$0	$209	$0	$236

	$0	$27	$0	$209	$105	$341

36	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(765)	$(765)
Swap Agreements	0	0	0	0	279	279

	$0	$0	$0	$0	$(486)	$(486)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(128)	$0	$(128)
Purchased Options	0	0	0	0	(26)	(26)
Swap Agreements	0	5	0	0	0	5

	$0	$5	$0	$(128)	$(26)	$(149)

	$0	$5	$0	$(128)	$(512)	$(635)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(83)	$(83)
Swap Agreements	0	0	0	0	116	116

	$0	$0	$0	$0	$33	$33

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$161	$0	$161
Purchased Options	0	0	0	0	(30)	(30)
Swap Agreements	0	(2)	0	0	0	(2)

	$0	$(2)	$0	$161	$(30)	$129

	$0	$(2)	$0	$161	$3	$162

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$393	$0	$393
Corporate Bonds & Notes
Banking & Finance	0	20,254	0	20,254
Industrials	0	8,690	0	8,690
Utilities	0	3,400	0	3,400
U.S. Government Agencies	0	26,355	0	26,355
U.S. Treasury Obligations	0	345	0	345
Non-Agency Mortgage-Backed Securities	0	7,372	0	7,372
Asset-Backed Securities
Automobile ABS Other	0	766	0	766
Automobile Sequential	0	162	0	162
CMBS Other	0	15	0	15
Credit Card Bullet	0	602	0	602
Home Equity Other	0	1,196	0	1,196
Whole Loan Collateral	0	498	0	498
Other ABS	0	15,047	0	15,047
Sovereign Issues	0	3,976	0	3,976
Short-Term Instruments
Commercial Paper	0	498	0	498
Mutual Funds	240	0	0	240
South Africa Treasury Bills	0	1,135	0	1,135

	$240	$90,704	$0	$90,944

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,210	$0	$0	$3,210

Total Investments	$3,450	$90,704	$0	$94,154

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(9,246)	$0	$(9,246)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	115	0	119
Over the counter	0	303	0	303

	$4	$418	$0	$422

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	(96)	0	(105)
Over the counter	0	(236)	0	(236)

	$(9)	$(332)	$0	$(341)

Total Financial Derivative Instruments	$(5)	$86	$0	$81

Totals	$3,445	$84,544	$0	$84,989

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	37

Schedule of Investments	PIMCO Fixed Income SHares: Series M

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 137.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Castlelake LP
2.950% due 05/12/2031 «	$5,742	$5,320

Total Loan Participations and Assignments (Cost $5,738)		5,320

CORPORATE BONDS & NOTES 32.6%

BANKING & FINANCE 20.5%

Ally Financial, Inc.
6.848% due 01/03/2030 •(f)	3,600	3,744

American Homes 4 Rent LP
5.250% due 03/15/2035	3,000	2,991

Antares Holdings LP
6.350% due 10/23/2029	4,300	4,286
7.950% due 08/11/2028	7,550	7,806

Athene Global Funding
5.133% due 06/01/2029	5,250	5,261
5.380% due 01/07/2030	3,000	3,011
5.526% due 07/11/2031	5,000	5,048

Aviation Capital Group LLC
6.750% due 10/25/2028	5,250	5,456

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	107	104

Banco Bilbao Vizcaya Argentaria SA
4.968% due 05/08/2031	5,000	4,993
6.033% due 03/13/2035 •	5,000	5,196

Banco Santander SA
5.538% due 03/14/2030 •	3,800	3,873
6.033% due 01/17/2035	3,200	3,358

Bank of America Corp.
5.288% due 04/25/2034 •	12,000	12,163

Barclays PLC
6.224% due 05/09/2034 •	2,000	2,105
7.437% due 11/02/2033 •	1,200	1,338

BGC Group, Inc.
6.150% due 04/02/2030	4,000	4,083
8.000% due 05/25/2028	4,300	4,494

Blue Cross & Blue Shield of Minnesota
4.850% due 09/30/2030 «(e)	4,700	4,621

Blue Owl Capital Corp.
2.875% due 06/11/2028	9,700	9,186
6.450% due 09/15/2028	5,300	5,369

BPCE SA
6.714% due 10/19/2029 •	7,500	7,796
7.003% due 10/19/2034 •	7,500	8,170

Broadstone Net Lease LLC
5.000% due 11/01/2032	2,900	2,860

CaixaBank SA
5.402% due 04/22/2037 •	3,700	3,665

Capital One Financial Corp.
7.624% due 10/30/2031 •	3,000	3,291

CI Financial Corp.
4.100% due 06/15/2051	5,000	3,382

Citadel Finance LLC
4.750% due 02/14/2029	3,600	3,544
5.900% due 02/10/2030	4,100	4,136

Citadel LP
6.375% due 01/23/2032	2,700	2,813

Citigroup, Inc.
3.785% due 03/17/2033 •	1,000	940
5.449% due 06/11/2035 •	12,000	12,209
6.270% due 11/17/2033 •	4,000	4,266

Cousins Properties LP
5.250% due 07/15/2030	3,800	3,841
5.375% due 02/15/2032	2,400	2,436

Credit Agricole SA
5.862% due 01/09/2036 •	3,000	3,091

Credit Suisse AG AT1 Claim	5,500	1,940

Crown Castle, Inc.
5.200% due 09/01/2034	3,000	2,974

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DaVinciRe Holdings Ltd.
5.950% due 04/15/2035		$3,150	$3,238

Deloitte LLP
5.410% due 01/30/2032 «(e)		1,800	1,799
5.590% due 01/30/2035 «(e)		1,100	1,095
5.970% due 01/30/2045 «(e)		900	880

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		2,000	1,861

Essex Portfolio LP
5.500% due 04/01/2034		5,000	5,101

F&G Annuities & Life, Inc.
6.500% due 06/04/2029		2,600	2,658

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		4,000	4,015

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		1,000	1,005
6.125% due 03/08/2034		4,000	4,028
6.800% due 05/12/2028		8,000	8,232
7.350% due 11/04/2027		5,000	5,139

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		3,000	3,054

FS KKR Capital Corp.
2.625% due 01/15/2027		9,000	8,836
6.875% due 08/15/2029		3,200	3,207

GA Global Funding Trust
4.500% due 09/18/2030		5,000	4,848
5.500% due 01/08/2029		3,000	3,032
5.900% due 01/13/2035		2,000	2,018

Global Atlantic Fin Co.
6.750% due 03/15/2054		400	382

GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		1,500	1,489
5.750% due 11/01/2037		4,000	3,944

Goldman Sachs Group, Inc.
6.561% due 10/24/2034 •		2,000	2,164

Golub Capital Private Credit Fund
5.450% due 08/15/2028		4,600	4,551
5.875% due 05/01/2030		2,000	1,970

HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		3,200	3,265

HPS Corporate Lending Fund
4.900% due 09/11/2028		1,200	1,176

HSBC Holdings PLC
5.719% due 03/04/2035 •		2,000	2,056

ING Groep NV
4.500% due 05/23/2029 •	EUR	400	469

Invitation Homes Operating Partnership LP
4.150% due 04/15/2032		$1,101	1,048
4.875% due 02/01/2035		1,000	968

Jane Street Group/JSG Finance, Inc.
7.125% due 04/30/2031		2,000	2,069

JPMorgan Chase & Co.
5.294% due 07/22/2035 •		2,400	2,426

KBC Group NV
6.324% due 09/21/2034 •		3,000	3,205

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030		1,500	1,515

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		6,700	6,654
4.300% due 02/01/2061		4,000	2,546

LPL Holdings, Inc.
5.750% due 06/15/2035		4,000	4,012

Marex Group PLC
5.829% due 05/08/2028		4,000	4,029

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		4,500	4,004

Morgan Stanley
0.000% due 04/02/2032 þ(e)		8,000	5,969
5.250% due 04/21/2034 •		20,000	20,132

Nissan Motor Acceptance Co. LLC
5.688% (SOFRINDX + 2.050%) due 09/13/2027 ~		308	306

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Holdings, Inc.
5.783% due 07/03/2034		$2,750	$2,835

Oaktree Strategic Credit Fund
6.500% due 07/23/2029		1,500	1,511

OneMain Finance Corp.
6.625% due 01/15/2028		205	208

Prologis LP
4.200% due 02/15/2033	CAD	4,000	2,843

QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		$17,200	17,286

Royal Bank of Scotland International Ltd.
4.660% due 12/16/2028 «(e)		6,000	5,901

Sabra Health Care LP
3.900% due 10/15/2029		4,600	4,465

Sammons Financial Group Global Funding
4.800% due 12/12/2030		10,250	10,123
5.100% due 12/10/2029		2,500	2,511

Sixth Street Lending Partners
6.125% due 07/15/2030		1,500	1,509

Societe Generale SA
5.371% due 05/27/2032 •		12,100	12,174

Stellantis Finance U.S., Inc.
6.450% due 03/18/2035 (f)		5,300	5,213

Stellantis Financial Services U.S. Corp.
5.400% due 09/15/2030		2,000	1,960

Sumisho Air Lease Corp.
4.500% due 03/24/2029		5,900	5,851

Tesco Property Finance 3 PLC
5.744% due 04/13/2040	GBP	549	728

Tesco Property Finance 4 PLC
5.801% due 10/13/2040		601	797

Tesco Property Finance 5 PLC
5.661% due 10/13/2041		89	116

Trustage Financial Group, Inc.
4.625% due 04/15/2032		$5,300	5,143

UBS Group AG
5.699% due 02/08/2035 •		9,000	9,243

VICI Properties LP
5.625% due 04/01/2035		4,800	4,804

Wells Fargo & Co.
3.350% due 03/02/2033 •		1,000	920

			410,376

INDUSTRIALS 9.0%

Air Canada
4.625% due 08/15/2029	CAD	900	642

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		$1,991	1,991

American Airlines Pass-Through Trust
3.150% due 08/15/2033		4,047	3,802
3.375% due 11/01/2028		3,545	3,506
3.500% due 08/15/2033		405	373

Bacardi Ltd.
4.700% due 05/15/2028		1,000	997

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		358	354

Bayer U.S. Finance LLC
6.500% due 11/21/2033		2,200	2,363
6.875% due 11/21/2053		2,300	2,524

Beignet Investor LLC
6.581% due 05/30/2049		71,150	72,619

Booz Allen Hamilton, Inc.
5.950% due 04/15/2035		2,000	1,993

Centene Corp.
2.450% due 07/15/2028		4,800	4,564
2.500% due 03/01/2031		200	175
3.375% due 02/15/2030		200	186

CVS Pass-Through Trust
7.507% due 01/10/2032		3,242	3,388

Diamondback Energy, Inc.
5.550% due 04/01/2035		1,000	1,020

38	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dr. Horton, Inc.
5.000% due 10/15/2034		$4,000	$3,960

Energy Transfer LP
5.600% due 09/01/2034		6,000	6,126
6.200% due 04/01/2055		4,000	3,958

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,800	2,587
4.317% due 12/30/2039		2,800	2,377

Gartner, Inc.
5.600% due 11/20/2035		5,100	4,833

Kraft Heinz Foods Co.
4.375% due 06/01/2046		1,062	851

Las Vegas Sands Corp.
5.300% due 05/15/2031		1,600	1,594

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	5,000	3,660

National Fuel Gas Co.
5.950% due 03/15/2035		$1,650	1,702

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		3,100	2,889

Quanta Services, Inc.
5.250% due 08/09/2034		2,700	2,732

Road Michigan Property Owner I LLC
7.500% due 03/30/2045		15,000	14,959

Rolls-Royce PLC
1.625% due 05/09/2028	EUR	100	112

Salesforce, Inc.
4.650% due 03/15/2029		$7,200	7,197

Smith & Nephew PLC
5.400% due 03/20/2034		3,000	3,024

South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027		2,000	2,005
5.026% due 10/01/2029		2,400	2,409

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,800	2,624

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		857	849

United Airlines Pass-Through Trust
5.450% due 08/15/2038		1,786	1,821

Venture Global Calcasieu Pass LLC
4.125% due 08/15/2031		2,500	2,348

Weir Group, Inc.
5.350% due 05/06/2030		2,200	2,220

Woodside Finance Ltd.
6.000% due 05/19/2035		3,350	3,481

			180,815

UTILITIES 3.1%

AES Corp.
5.800% due 03/15/2032		5,000	5,068

Appalachian Power Co.
5.650% due 04/01/2034		1,900	1,953

Black Hills Corp.
6.000% due 01/15/2035		4,100	4,271

Edison International
5.450% due 06/15/2029		600	606
5.750% due 06/15/2027		1,800	1,811

Electricite de France SA
5.950% due 04/22/2034		5,500	5,769

EPH Financing International AS
6.651% due 11/13/2028	EUR	6,000	7,286

Esentia Energy Development SAB de CV
6.500% due 07/30/2038		$7,800	7,670

FORESEA Holding SA
7.500% due 06/15/2030		27	27

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		2,600	2,526

Pacific Gas & Electric Co.
4.500% due 07/01/2040		1,500	1,292
4.550% due 07/01/2030		1,300	1,281
4.750% due 02/15/2044		3,000	2,546
4.950% due 07/01/2050		700	585

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 08/15/2035	$2,000	$2,063
6.700% due 04/01/2053	4,700	4,892

PPL Capital Funding, Inc.
5.250% due 09/01/2034	1,900	1,909

Puget Energy, Inc.
5.725% due 03/15/2035	3,000	3,020

SCE Recovery Funding LLC
5.341% due 03/15/2047	5,000	4,948

Southern California Edison Co.
4.875% due 03/01/2049	400	335

System Energy Resources, Inc.
6.000% due 04/15/2028	1,900	1,943

		61,801

Total Corporate Bonds & Notes (Cost $651,183)		652,992

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.4%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	3,195	2,934

Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	3,400	3,758

		6,692

PENNSYLVANIA 0.0%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	600	648

Total Municipal Bonds & Notes (Cost $7,009)		7,340

U.S. GOVERNMENT AGENCIES 41.0%

Federal Home Loan Mortgage Corp.
4.000% due 11/01/2047 - 03/01/2049	15	14
5.000% due 07/01/2053	19,706	19,474
5.455% due 08/01/2032 •	10	10
5.500% due 12/01/2053 - 11/01/2055	7,733	7,867
5.875% due 01/01/2032 •	10	10
5.986% due 02/01/2033 •	4	4
6.000% due 02/01/2055 - 09/01/2055	17,139	17,943
6.375% due 10/01/2032 •	2	2
6.625% due 10/01/2032 •	22	22
7.000% due 12/01/2029 - 03/01/2030	2	2

Federal Home Loan Mortgage Corp. REMICS
4.157% due 08/15/2029 - 12/15/2031 •	1	0
4.257% due 03/15/2032 •	1	1
6.000% due 12/15/2028	17	17
7.500% due 08/15/2030	5	5

Federal National Mortgage Association
3.000% due 01/01/2046	60	54
3.500% due 05/01/2047	83	77
4.000% due 12/01/2044	9	8
5.500% due 09/01/2053 - 09/01/2055	1,239	1,259
5.627% due 05/01/2033 •	8	8
5.723% due 11/01/2032 •	3	4
5.835% due 01/01/2033 •	6	6
5.951% due 12/01/2034 •	13	14
6.000% due 08/01/2054 - 09/01/2054	2,909	3,014
6.220% due 09/01/2027 •	3	3

Federal National Mortgage Association Grantor Trust
5.133% due 05/25/2042 ~	4	4
5.392% due 03/25/2041 ~	3	3

Government National Mortgage Association
5.000% due 01/20/2027 - 03/20/2032 •	9	9

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 07/20/2027 - 07/20/2029 •	$3	$4
5.625% due 04/20/2027 - 06/20/2032 •	6	5

Government National Mortgage Association, TBA
2.500% due 07/01/2056 - 08/01/2056	350,900	299,562

Uniform Mortgage-Backed Security, TBA
4.500% due 07/01/2056 - 08/01/2056	140,000	134,033
5.000% due 08/01/2056	188,000	184,534
5.500% due 08/01/2056	38,400	38,472
6.000% due 09/01/2056	24,200	24,640
6.500% due 07/01/2056	86,900	89,900

Total U.S. Government Agencies (Cost $818,200)		820,984

U.S. TREASURY OBLIGATIONS 11.9%

U.S. Treasury Bonds
4.250% due 08/15/2054 (j)	15,300	13,663
4.625% due 02/15/2046	80,700	77,484
4.750% due 08/15/2055	61,000	59,196
4.875% due 08/15/2045 (j)	50	50

U.S. Treasury Inflation Protected Securities (b)
1.250% due 04/15/2028 (h)	55,497	54,615
1.750% due 01/15/2034) (h)	34,442	33,661

Total U.S. Treasury Obligations (Cost $242,027)		238,669

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.8%

Adjustable Rate Mortgage Trust
4.064% due 01/25/2036 ~	4	4
4.303% due 02/25/2036 ~	68	43
4.673% due 11/25/2035 ~	50	34

American Home Mortgage Assets Trust
3.973% due 10/25/2046 •	310	154
4.143% due 09/25/2046 •	250	247
4.664% due 11/25/2046 •	469	107

Arroyo Mortgage Trust
5.950% due 07/25/2057 þ	1,640	1,637

Banc of America Alternative Loan Trust
6.000% due 07/25/2046	54	47

Banc of America Funding Trust
4.007% due 08/27/2036 ~	4,005	3,886
4.134% due 10/20/2036 •	60	47
4.183% due 04/25/2037 •	47	40
4.354% due 05/20/2047 •	20	19
4.488% due 09/20/2047 ~	57	50
4.558% due 09/20/2046 ~	28	26
4.563% due 05/25/2037 •	46	43
5.065% due 04/20/2035 ~	35	34
5.500% due 03/25/2036	5	4
5.608% due 02/20/2036 ~	57	54
5.831% due 04/25/2037 ~	304	262

Banc of America Mortgage Trust
4.933% due 05/25/2035 ~	164	146
5.266% due 02/25/2034 ~	44	43
5.438% due 07/25/2035 ~	4	3
5.500% due 09/25/2035	96	84
5.500% due 05/25/2037	53	41

BCAP LLC Trust
3.758% due 07/26/2036 ~	12	11
4.063% due 05/25/2047 •	20	19
4.203% due 05/25/2047 •	131	121
4.490% due 03/26/2037 ~	46	43
4.896% due 03/27/2037 ~	172	150
5.063% due 09/25/2047 •	39	36
6.163% due 10/25/2047 •	7,252	5,452

Bear Stearns ALT-A Trust
3.985% due 08/25/2036 ~	195	128
4.112% due 11/25/2036 ~	64	27
4.203% due 04/25/2036 •	49	45
4.312% due 02/25/2036 ~	13	11
4.335% due 02/25/2036 ~	143	99
4.494% due 05/25/2036 ~	292	133

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	39

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.537% due 01/25/2036 ~	$1,433	$1,339
4.563% due 07/25/2035 ~	262	156
5.044% due 05/25/2035 ~	20	19
5.100% due 06/25/2034 ~	577	528

Bear Stearns ARM Trust
4.015% due 05/25/2047 ~	69	62
4.056% due 05/25/2034 ~	15	14
4.329% due 02/25/2036 ~	28	26
4.590% due 03/25/2035 ~	17	16
4.786% due 01/25/2035 ~	4	4
4.829% due 02/25/2034 ~	18	17
5.528% due 06/25/2035 ~	1	1
5.581% due 11/25/2034 ~	17	16
5.778% due 10/25/2035 ~	16	16
6.156% due 01/25/2034 ~	21	20
6.273% due 12/25/2046 •	235	198
6.420% due 10/25/2035 •	102	99

Bear Stearns Mortgage Funding Trust
4.143% due 01/25/2037 •	40	38

Bear Stearns Structured Products, Inc. Trust
4.750% due 01/26/2036 ~	223	155

Benchmark Mortgage Trust
2.952% due 08/15/2057	4,565	4,302
4.077% due 07/15/2051	3,262	3,255

BMO Mortgage Trust
5.625% due 12/15/2057 ~	3,500	3,576

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	5,346	4,764
3.250% due 09/25/2063 ~	3,252	2,892
4.962% due 02/25/2057 •	8,000	8,020

Chase Mortgage Finance Trust
4.008% due 03/25/2037 ~	12	11
4.350% due 03/25/2037 ~	24	23
4.443% due 09/25/2036 ~	442	377
6.000% due 05/25/2037	94	40

ChaseFlex Trust
4.363% due 07/25/2037 •	105	95
5.000% due 07/25/2037	68	21

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.203% due 08/25/2037 þ	18	15

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.993% due 10/25/2035 •	389	378

CHL Mortgage Pass-Through Trust
3.961% due 05/20/2036 ~	65	63
4.177% due 02/20/2036 ~	87	83
4.190% due 11/25/2037 ~	61	56
4.223% due 05/25/2035 •	31	28
4.256% due 05/20/2036 ~	21	20
4.303% due 02/25/2035 •	3	3
4.383% due 03/25/2035 •	107	99
4.443% due 03/25/2036 •	2	1
4.503% due 02/25/2035 •	141	131
4.543% due 02/25/2035 •	119	111
4.650% due 01/25/2036 ~	20	19
4.669% due 11/25/2034 ~	22	21
4.898% due 06/25/2034 ~	236	221
5.065% due 08/25/2034 ~	1,283	1,270
5.500% due 07/25/2037	224	87
5.750% due 12/25/2035	56	26
6.000% due 02/25/2037	203	84
6.000% due 03/25/2037	75	30
6.000% due 07/25/2037	160	62
6.224% due 02/20/2036 •	5	5
6.500% due 08/25/2034 ~	11	11
6.500% due 11/25/2036	529	127

CHL Reperforming Loan REMICS Trust
6.000% due 03/25/2035	12	12

CIM Trust
5.500% due 08/25/2064 ~	12,522	12,541

Citigroup Mortgage Loan Trust, Inc.
3.817% due 10/25/2046 ~	55	50
4.016% due 09/25/2037 ~	8	8
4.031% due 12/25/2035 ~	56	34
4.203% due 01/25/2037 •	980	873
4.445% due 09/25/2037 ~	162	156
4.490% due 03/25/2037 ~	32	29

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.744% due 07/25/2037 ~	$293	$269
5.329% due 08/25/2035 ~	3	3
5.500% due 12/25/2035	106	49
5.666% due 08/25/2035 ~	34	34
6.040% due 11/25/2035 •	7	7
6.250% due 11/25/2037 ~	93	35
6.480% due 10/25/2035 •	25	26

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	5,361	4,821
6.500% due 06/25/2037	56	52

Countrywide Alternative Loan Trust
3.934% due 02/20/2047 •	630	515
3.989% due 05/25/2036 ~	6	6
4.043% due 08/25/2037 •	257	248
4.113% due 11/25/2036 •	2,532	2,449
4.123% due 11/25/2036 •	10	14
4.123% due 05/25/2047 •	493	462
4.143% due 07/25/2046 •	7	8
4.143% due 09/25/2046 •	140	139
4.173% due 06/25/2037 ~	25	24
4.174% due 07/20/2046 •	17	15
4.203% due 05/25/2035 •	480	458
4.263% due 05/25/2035 •	951	834
4.263% due 06/25/2035 •	52	48
4.283% due 07/25/2035 •	55	50
4.283% due 12/25/2035 •	346	328
4.327% due 08/25/2035 ~	98	93
4.383% due 08/25/2035 •	60	59
4.640% due 11/25/2035 ~	37	35
4.744% due 02/25/2036 •	189	176
4.994% due 11/25/2047 •	340	311
5.034% due 11/20/2035 •	3,435	3,126
5.124% due 11/25/2047 •	946	863
5.223% due 11/25/2035 •	489	466
5.500% due 11/25/2035	56	31
5.500% due 02/25/2036	41	22
5.750% due 03/25/2037 •	78	38
5.750% due 07/25/2037	12	7
5.750% due 04/25/2047	89	45
6.000% due 12/25/2034	32	28
6.000% due 03/25/2036	142	59
6.000% due 08/25/2036	407	217
6.000% due 08/25/2036 •	42	22
6.000% due 02/25/2037	371	134
6.000% due 04/25/2037	5,304	4,449
6.000% due 05/25/2037	323	128
6.000% due 08/25/2037 •	326	157
6.250% due 11/25/2036	49	35
6.500% due 05/25/2036	1,232	534
6.500% due 12/25/2036	58	23
6.500% due 08/25/2037	338	141
9.452% due 07/25/2035 •	18	16

Countrywide Alternative Loan Trust Resecuritization
3.557% due 08/25/2037 ~	46	19
6.000% due 08/25/2037 ~	48	23

Credit Suisse First Boston Mortgage Securities Corp.
4.426% due 03/25/2032 ~	4	4
4.913% due 09/25/2034 •	9	20

Cross Mortgage Trust
5.003% due 11/25/2070 ~	862	855
5.036% due 11/25/2070 ~	3,323	3,298
5.268% due 05/25/2071 ~	2,714	2,704

CSMC Trust
1.756% due 10/25/2066 ~	6,127	5,466
3.431% due 11/10/2032	1,200	1,016
3.500% due 04/26/2038 ~	26	25
3.904% due 04/28/2037 ~	88	84
4.148% due 12/27/2060 ~	2,405	2,399

DBGS Mortgage Trust
5.285% due 10/15/2039 •	1,000	1,001

Deephaven Residential Mortgage Trust
0.899% due 04/25/2066 ~	2,126	1,896

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.143% due 08/25/2047 •	137	129

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.063% due 04/25/2037 •	151	109

DSLA Mortgage Loan Trust
4.394% due 07/19/2045 •	3	0

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ellington Financial Mortgage Trust
4.973% due 12/25/2070 þ		$4,548	$4,526

Eurosail-U.K. PLC
4.816% due 06/13/2045 •	GBP	366	485

First Horizon Alternative Mortgage Securities Trust
4.073% due 01/25/2036 ~		$121	57
4.862% due 04/25/2036 ~		35	29

First Horizon Mortgage Pass-Through Trust
5.701% due 11/25/2037 ~		15	10

GMACM Mortgage Loan Trust
3.847% due 11/19/2035 ~		73	29

GreenPoint Mortgage Funding Trust
4.163% due 05/25/2037 •		1,327	1,337
4.163% due 12/25/2046 •		149	154

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~		5,000	4,856

GSC Capital Corp. Mortgage Trust
4.123% due 05/25/2036 •		41	40

GSR Mortgage Loan Trust
4.262% due 04/25/2035 ~		13	12
4.837% due 09/25/2035 ~		43	41
4.893% due 04/25/2035 ~		12	11
5.073% due 09/25/2035 ~		12	11
6.104% due 11/25/2035 ~		84	40
6.285% due 09/25/2034 ~		19	19

HarborView Mortgage Loan Trust
4.134% due 01/19/2038 •		18	16
4.164% due 12/19/2036 •		4,319	3,915
4.194% due 05/19/2035 •		942	917
4.234% due 12/19/2036 •		2,157	2,155
4.237% due 06/19/2036 ~		114	42
4.254% due 01/19/2036 •		70	44
4.254% due 01/19/2038 •		23	40
4.434% due 01/19/2035 •		15	14
4.732% due 07/19/2045 •		20	17
5.029% due 12/19/2035 ~		60	27

IndyMac IMSC Mortgage Loan Trust
4.123% due 07/25/2047 •		154	102

IndyMac INDA Mortgage Loan Trust
3.463% due 08/25/2036 ~		1,184	909

IndyMac INDB Mortgage Loan Trust
4.363% due 11/25/2035 •		111	64

IndyMac INDX Mortgage Loan Trust
3.077% due 06/25/2037 ~		47	38
3.372% due 06/25/2036 ~		603	502
3.440% due 06/25/2036 ~		3,150	2,168
3.603% due 10/25/2035 ~		403	320
3.609% due 08/25/2035 ~		411	302
3.625% due 11/25/2035 ~		65	63
3.805% due 09/25/2035 ~		40	33
4.143% due 09/25/2046 •		62	59
4.331% due 06/25/2035 ~		15	14

JP Morgan Alternative Loan Trust
4.083% due 10/25/2036 •		2,098	2,005
4.269% due 06/27/2037 •		1,139	640
4.638% due 12/25/2036 ~		1	1

JP Morgan Chase Commercial Mortgage Securities Trust
1.974% due 01/05/2040		2,940	2,736
7.235% due 10/05/2040		3,200	3,295

JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~		7,792	6,738
4.599% due 06/25/2037 ~		49	36
4.701% due 11/25/2035 ~		29	22
5.175% due 11/25/2035 ~		21	17
5.234% due 01/25/2037 ~		6	5
5.809% due 07/25/2035 ~		52	52
6.000% due 01/25/2036		94	43
6.186% due 07/25/2035 ~		15	15
6.368% due 09/25/2034 ~		38	37

Lavender Trust
6.250% due 10/26/2036		202	84

Legacy Mortgage Asset Trust
5.750% due 07/25/2061 þ		1,063	1,065

Lehman Mortgage Trust
4.264% due 12/25/2035 ~		172	25

40	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.073% due 01/25/2036 ~		$27	$26
6.000% due 07/25/2036		55	25

Lehman XS Trust
4.033% due 02/25/2036 •		3,110	2,835
4.143% due 11/25/2046 •		6,441	5,761
4.163% due 08/25/2046 •		18	20
4.243% due 11/25/2046 •		6	10

Luminent Mortgage Trust
4.103% due 12/25/2036 •		304	275
4.163% due 10/25/2046 •		76	71

MASTR Adjustable Rate Mortgages Trust
4.243% due 05/25/2037 •		78	31

MASTR Reperforming Loan Trust
7.000% due 05/25/2035		575	367
8.000% due 07/25/2035		560	378

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.394% due 10/20/2029 •		5	5

Merrill Lynch Alternative Note Asset Trust
4.083% due 01/25/2037 •		98	29
4.363% due 03/25/2037 •		705	162
6.000% due 05/25/2037		114	85

Merrill Lynch Mortgage Investors Trust
4.223% due 04/25/2029 •		6	5
4.423% due 09/25/2029 •		1	1
4.423% due 11/25/2029 •		12	10
5.124% due 02/25/2036 ~		9	9
5.264% due 11/25/2035 •		19	19
5.312% due 07/25/2029 •		4	4
6.250% due 10/25/2036		978	332

MFA Trust
5.675% due 05/27/2070 þ		2,775	2,781

Morgan Stanley Capital I Trust
2.509% due 04/05/2042 ~		5,000	4,449
3.912% due 09/09/2032		3,180	2,993

Morgan Stanley Dean Witter Capital I, Inc. Trust
4.745% due 03/25/2033 ~		12	10

Morgan Stanley Mortgage Loan Trust
3.417% due 07/25/2035 ~		933	844
4.083% due 01/25/2035 •		8	8
5.696% due 06/25/2036 ~		7	7
6.000% due 10/25/2037		67	34

Morgan Stanley Re-REMICS Trust
3.060% due 02/26/2037 •		71	69
3.063% due 03/26/2037 þ		38	40
5.500% due 10/26/2035 ~		4,358	2,561

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 01/25/2064 þ		4,057	3,926

NAAC Reperforming Loan REMICS Trust
7.500% due 03/25/2034		208	196

New Residential Mortgage Loan Trust
6.864% due 10/25/2063 þ		6,333	6,347

NLT Trust
1.162% due 08/25/2056 ~		2,782	2,436

Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 ~		21	0

Nomura Resecuritization Trust
6.500% due 10/26/2037		4,378	1,745

NYO Commercial Mortgage Trust
4.835% due 11/15/2038 •		1,200	1,200

OBX Trust
5.530% due 10/25/2064 þ		4,735	4,749
7.045% due 09/25/2063 þ		1,140	1,142
7.159% due 10/25/2063 þ		2,550	2,559

Pretium Mortgage Credit Partners LLC
4.000% due 03/25/2065 þ		3,704	3,581
4.150% due 01/25/2070 þ		3,557	3,440

Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	54,300	37,472
5.713% due 12/30/2057 «(a)		3,600	2,487
5.863% due 12/30/2057 «(a)		2,500	1,727
6.163% due 12/30/2057 «(a)		1,300	898
6.563% due 12/30/2057 «(a)		1,000	691

RALI Trust
4.063% due 08/25/2035 •		$59	40

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.103% due 12/25/2036 •	$131	$124
4.163% due 05/25/2047 •	49	46
4.183% due 06/25/2037 •	41	38
4.263% due 08/25/2037 •	81	79
4.563% due 10/25/2045 •	49	33
4.670% due 02/25/2035 ~	133	120
5.787% due 02/25/2036 ~	72	62
6.000% due 09/25/2035	411	364
6.000% due 06/25/2036	1,948	1,620
8.000% due 04/25/2036 •	51	43

Residential Asset Securitization Trust
6.000% due 06/25/2036	167	56
6.000% due 11/25/2036	123	39
6.000% due 03/25/2037	96	28
6.250% due 11/25/2036	84	28
6.500% due 04/25/2037	1,138	294

RFMSI Trust
5.017% due 03/25/2035 ~	658	398
6.000% due 09/25/2036	83	67

STARM Mortgage Loan Trust
6.114% due 02/25/2037 ~	41	39

Starwood Mortgage Residential Trust
0.943% due 05/25/2065 ~	468	449

Structured Adjustable Rate Mortgage Loan Trust
4.021% due 07/25/2037 ~	3	2
4.083% due 10/25/2035 •	414	402
4.161% due 10/25/2036 ~	71	31
4.236% due 09/25/2036 ~	1,348	891
4.274% due 02/25/2036 ~	127	95
4.498% due 06/25/2034 •	108	107
4.826% due 10/25/2034 ~	3	3
5.144% due 05/25/2035 •	166	132

Structured Asset Mortgage Investments II Trust
4.023% due 03/25/2037 •	61	22
4.123% due 09/25/2047 •	29	27
4.143% due 06/25/2036 •	1,094	1,080
4.143% due 07/25/2046 •	244	174
4.143% due 09/25/2047 •	282	264
4.163% due 05/25/2036 •	346	291
4.183% due 09/25/2047 •	514	481
4.203% due 05/25/2046 •	673	213
4.283% due 05/25/2046 •	26	16
4.454% due 03/19/2034 •	66	63
4.454% due 02/19/2035 •	44	42
5.148% due 02/25/2036 •	174	151

Structured Asset Mortgage Investments Trust
4.494% due 12/19/2033 •	52	52

Suntrust Alternative Loan Trust
6.000% due 12/25/2035	124	115

TBW Mortgage-Backed Trust
5.965% due 07/25/2037 ~	2,541	706

Thornburg Mortgage Securities Trust
4.016% due 09/25/2037 ~	6	6
4.403% due 09/25/2043 •	52	51
4.503% due 09/25/2034 •	9	9

Towd Point Mortgage Trust
3.750% due 02/25/2059 ~	3,844	3,741
4.612% due 10/25/2064 ~	3,904	3,899

VASA Trust
4.640% due 07/15/2039 •	1,000	982

Verus Securitization Trust
2.824% due 11/25/2066 ~	2,624	2,396
4.832% due 10/25/2067 ~	2,327	2,299
5.086% due 07/25/2067 ~	2,864	2,845

Wachovia Mortgage Loan Trust LLC
6.516% due 10/20/2035 ~	1	1

WaMu Mortgage Pass-Through Certificates Trust
3.858% due 08/25/2036 ~	43	39
4.015% due 12/25/2036 ~	529	491
4.034% due 12/25/2036 ~	55	50
4.303% due 12/25/2045 •	2	2
4.403% due 01/25/2045 •	66	65
4.444% due 02/25/2047 •	951	896
4.494% due 06/25/2047 •	24	23
4.503% due 11/25/2034 •	52	52
4.543% due 10/25/2044 •	303	300
4.554% due 07/25/2047 •	7,071	6,019

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.583% due 11/25/2045 •		$78	$75
4.743% due 11/25/2034 •		144	141
4.744% due 08/25/2046 •		438	415
4.944% due 11/25/2042 •		6	5
5.120% due 08/25/2033 ~		64	63
5.244% due 11/25/2046 •		134	118

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.808% due 09/25/2036 þ		117	30
4.213% due 05/25/2035 •		161	138
4.444% due 04/25/2047 •		186	159
4.514% due 04/25/2047 •		271	229

Wells Fargo Alternative Loan Trust
6.312% due 07/25/2037 ~		17	16

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037		17	16
6.486% due 10/25/2036 ~		91	85

Total Non-Agency Mortgage-Backed Securities (Cost $288,677)			275,310

ASSET-BACKED SECURITIES 28.7%

AUTOMOBILE SEQUENTIAL 0.1%

Carvana Auto Receivables Trust
5.330% due 07/10/2029		565	568

Citizens Auto Receivables Trust
5.840% due 01/18/2028		185	185

Ford Auto Securitization Trust
4.972% due 03/15/2030	CAD	2,400	1,733

			2,486

CMBS OTHER 3.3%

ACREC LLC
4.950% due 07/18/2043 •		$6,200	6,200

ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •		5,000	5,006

ACRES LLC
5.256% due 08/18/2040 •		9,364	9,403

FS Rialto Issuer LLC
5.089% due 01/19/2044 •		6,900	6,922

Greystone CRE Notes LLC
5.106% due 01/15/2043 •		7,000	7,017

INCREF LLC
5.050% due 01/19/2044 •		7,900	7,904

LMNT CRE LLC
5.189% due 07/21/2043 •		7,700	7,711

MF1 LLC
4.957% due 02/18/2040 •		5,500	5,503

MF1 Ltd.
4.989% due 02/19/2037 •		762	763

Starwood LLC
5.089% due 11/19/2042 •		9,000	9,017

			65,446

HOME EQUITY OTHER 9.0%

Aames Mortgage Investment Trust
4.543% due 10/25/2035 •		16	16

ABFC Trust
4.043% due 11/25/2036 •		7,028	4,393
4.763% due 06/25/2037 •		123	106

Accredited Mortgage Loan Trust
4.023% due 09/25/2036 •		332	331

ACE Securities Corp. Home Equity Loan Trust
3.983% due 12/25/2036 •		279	71
4.043% due 07/25/2036 •		85	72
4.073% due 08/25/2036 •		126	122
4.378% due 12/25/2035 •		1,164	1,103
4.423% due 11/25/2035 •		4	5
4.663% due 12/25/2034 •		76	70
4.693% due 02/25/2036 •		45	42
4.738% due 06/25/2034 •		252	241

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	41

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aegis Asset-Backed Securities Trust
4.408% due 12/25/2035 •	$119	$113
4.483% due 06/25/2035 •	37	36
4.763% due 03/25/2035 •	19	18

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.468% due 11/25/2035 •	9	9
4.873% due 03/25/2035 •	78	77

Amortizing Residential Collateral Trust
4.763% due 10/25/2034 •	58	58

Argent Securities Trust
3.913% due 09/25/2036 •	699	222
4.143% due 03/25/2036 •	257	145

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.223% due 01/25/2036 •	59	57
4.403% due 01/25/2036 •	2,383	2,215

Asset-Backed Securities Corp. Home Equity Loan Trust
3.638% due 12/25/2036 •	6,300	5,813
4.663% due 06/25/2035 •	27	27

Bear Stearns Asset-Backed Securities I Trust
4.223% due 02/25/2037 •	9,614	9,358
4.716% due 11/25/2035 •	69	72
4.813% due 08/25/2037 •	3,832	3,480
5.013% due 08/25/2037 •	1	1

Bear Stearns Asset-Backed Securities Trust
4.663% due 03/25/2034 •	1,286	1,366
4.943% due 06/25/2043 •	369	368

Carrington Mortgage Loan Trust
3.983% due 01/25/2037 •	1,200	947
4.023% due 02/25/2037 •	2,690	2,584
4.813% due 05/25/2035 •	133	129

CIT Mortgage Loan Trust
5.263% due 10/25/2037 •	3,399	3,434

Citigroup Mortgage Loan Trust, Inc.
3.933% due 05/25/2037 •	9,383	8,397
5.443% due 07/25/2035 •	1,000	876

Countrywide Asset-Backed Certificates
4.263% due 01/25/2046 •	2,525	2,406
4.663% due 03/25/2047 •	42	33

Countrywide Asset-Backed Certificates Trust
3.107% due 03/25/2036 •	90	90
3.333% due 04/25/2035 •	12	12
3.963% due 06/25/2047 •	9,838	8,679
4.013% due 06/25/2047 •	105	101
4.023% due 04/25/2046 •	2,447	2,315
4.043% due 06/25/2035 •	5,505	5,002
4.043% due 02/25/2037 •	2,813	2,718
4.163% due 09/25/2037 •	2,003	1,854
4.203% due 09/25/2037 •	144	157
4.203% due 09/25/2047 •	338	353
4.210% due 10/25/2046 ~	2,186	2,262
4.663% due 10/25/2034 •	6	6
5.263% due 02/25/2035 •	13	13

Credit-Based Asset Servicing & Securitization LLC
3.819% due 07/25/2037 •	7	5
3.919% due 07/25/2037 •	146	98

Delta Funding Home Equity Loan Trust
4.380% due 08/15/2030 •	10	10

EMC Mortgage Loan Trust
4.503% due 05/25/2040 •	4	4

First NLC Trust
2.672% due 05/25/2035 •	531	474
3.833% due 08/25/2037 •	38	19

Fremont Home Loan Trust
4.063% due 01/25/2037 •	188	85
4.083% due 08/25/2036 •	171	52
4.103% due 02/25/2036 •	11	11
4.103% due 02/25/2037 •	646	195
4.303% due 02/25/2036 •	300	275
4.303% due 04/25/2036 •	2,433	2,219
4.553% due 12/25/2029 •	4	3

GSAA Home Equity Trust
4.003% due 04/25/2047 •	37	34

GSAMP Trust
3.853% due 01/25/2037 •	1,820	1,119

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.903% due 01/25/2037 •	$32,900	$20,419
4.003% due 12/25/2036 •	1,369	675
4.043% due 12/25/2036 •	5,862	3,118
4.063% due 09/25/2036 •	2,540	865
4.063% due 12/25/2046 •	404	200
4.163% due 11/25/2036 •	345	157
4.223% due 12/25/2046 •	121	60
4.243% due 06/25/2036 •	165	89
4.303% due 04/25/2036 •	202	133
5.413% due 10/25/2034 •	12	12

Home Equity Asset Trust
4.858% due 05/25/2035 •	1	1

Home Equity Loan Trust
3.993% due 04/25/2037 •	245	240
4.103% due 04/25/2037 •	500	446

Home Equity Mortgage Loan Asset-Backed Trust
3.903% due 11/25/2036 •	181	167
3.923% due 11/25/2036 •	144	134
4.083% due 04/25/2037 •	149	132

HSI Asset Securitization Corp. Trust
3.983% due 12/25/2036 •	183	46
4.103% due 12/25/2036 •	832	200
4.203% due 12/25/2036 •	555	134
4.543% due 11/25/2035 •	1,632	1,534

JP Morgan Mortgage Acquisition Trust
4.168% due 07/25/2036 •	76	76
6.337% due 08/25/2036 þ	80	46

Lehman ABS Mortgage Loan Trust
3.853% due 06/25/2037 •	135	88
3.963% due 06/25/2037 •	109	72

Long Beach Mortgage Loan Trust
4.813% due 06/25/2035 •	223	219
5.038% due 02/25/2035 •	4,816	4,752
5.188% due 03/25/2032 •	3	6

MASTR Asset-Backed Securities Trust
3.983% due 08/25/2036 •	127	44
4.063% due 08/25/2036 •	209	72
4.123% due 02/25/2036 •	268	93
4.203% due 11/25/2036 •	3,153	1,841
4.243% due 06/25/2036 •	115	37
4.243% due 08/25/2036 •	125	43
4.263% due 11/25/2035 •	6,203	3,431
4.333% due 01/25/2036 •	55	55
4.513% due 12/25/2034 •	9	9
4.513% due 10/25/2035 •	153	158

Merrill Lynch Mortgage Investors Trust
4.243% due 08/25/2037 •	603	289
4.663% due 02/25/2047 •	690	397

Morgan Stanley ABS Capital I, Inc. Trust
3.833% due 10/25/2036 •	65	28
3.873% due 10/25/2036 •	523	271
3.903% due 10/25/2036 •	1,928	835
3.903% due 11/25/2036 •	167	79
3.913% due 10/25/2036 •	153	79
3.913% due 11/25/2036 •	816	455
3.943% due 03/25/2037 •	290	117
3.963% due 02/25/2037 •	97	42
3.983% due 11/25/2036 •	1,000	475
4.013% due 03/25/2037 •	290	117
4.063% due 06/25/2036 •	423	325
4.063% due 09/25/2036 •	305	102
4.363% due 12/25/2035 •	8,695	8,232
4.383% due 12/25/2035 •	43	42
4.663% due 05/25/2034 •	48	46
4.813% due 04/25/2035 •	115	108
5.013% due 07/25/2037 •	391	352

Morgan Stanley Capital I, Inc. Trust
4.343% due 01/25/2036 •	276	269

Morgan Stanley Dean Witter Capital I, Inc. Trust
5.113% due 02/25/2033 •	115	127

Morgan Stanley Home Equity Loan Trust
3.933% due 04/25/2037 •	403	205
3.993% due 04/25/2037 •	134	68
4.083% due 04/25/2036 •	67	46

Morgan Stanley Mortgage Loan Trust
5.395% due 11/25/2036 •	205	79
6.465% due 09/25/2046 þ	266	87

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Century Home Equity Loan Trust
4.738% due 10/25/2033 •	$483	$482

Newcastle Mortgage Securities Trust
3.993% due 04/25/2037 •	175	175
4.103% due 04/25/2037 •	4,292	4,085

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.532% due 10/25/2036 þ	138	23

NovaStar Mortgage Funding Trust
2.675% due 06/25/2036 •	70	52

Option One Mortgage Loan Trust
4.043% due 01/25/2037 •	43	25
4.093% due 04/25/2037 •	86	42
4.103% due 05/25/2037 •	8,393	4,493
4.203% due 01/25/2037 •	170	99
4.303% due 01/25/2036 •	229	218
4.528% due 08/25/2035 •	165	162

Option One Mortgage Loan Trust Asset-Backed Certificates
4.453% due 11/25/2035 •	991	962

Ownit Mortgage Loan Trust
4.663% due 10/25/2036 •	92	91

Park Place Securities, Inc.
4.498% due 09/25/2035 •	92	91

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.498% due 08/25/2035 •	63	64
4.498% due 09/25/2035 •	66	65
4.588% due 07/25/2035 •	806	778
4.813% due 10/25/2034 •	78	78
4.888% due 03/25/2035 •	38	38
5.563% due 12/25/2034 •	2,283	2,278

People’s Financial Realty Mortgage Securities Trust
3.903% due 09/25/2036 •	328	76

RAAC Trust
4.463% due 11/25/2046 •	249	233

RASC Trust
4.423% due 12/25/2035 •	74	66

RCKT Mortgage Trust
4.966% due 11/25/2055 þ	3,480	3,459
5.248% due 05/25/2056 þ	3,775	3,764
5.582% due 12/25/2044 þ	1,284	1,287

Renaissance Home Equity Loan Trust
5.545% due 01/25/2037 þ	7,350	2,245
5.608% due 05/25/2036 þ	9,550	3,961
5.812% due 11/25/2036 þ	513	158
6.254% due 08/25/2036 þ	9,184	3,247
7.238% due 09/25/2037 þ	200	75

Residential Asset Securities Corporation Trust
4.023% due 11/25/2036 •	182	170
4.103% due 11/25/2036 •	179	169
4.443% due 04/25/2037 •	754	730

Securitized Asset-Backed Receivables LLC Trust
2.799% due 01/25/2036 þ	37	32
3.943% due 07/25/2036 •	176	56
4.083% due 07/25/2036 •	172	55
4.243% due 07/25/2036 •	591	188
4.303% due 03/25/2036 •	83	78
4.438% due 01/25/2035 •	14	13

SG Mortgage Securities Trust
4.083% due 07/25/2036 •	26,883	5,485
4.438% due 10/25/2035 •	162	162

Soundview Home Loan Trust
3.843% due 06/25/2037 •	32	22
3.943% due 07/25/2037 •	1,092	989
3.983% due 02/25/2037 •	258	69
4.123% due 02/25/2037 •	362	97
4.713% due 10/25/2037 •	183	144

Structured Asset Investment Loan Trust
4.363% due 01/25/2036 •	17	17
4.663% due 05/25/2035 •	117	116
4.693% due 09/25/2034 •	91	80
4.888% due 07/25/2033 •	7	7
5.038% due 12/25/2034 •	1,127	1,112

Structured Asset Securities Corp. Mortgage Loan Trust
3.913% due 09/25/2036 •	17	17

42	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.183% due 02/25/2037 •	$139	$137
4.223% due 01/25/2037 •	1,562	893

Structured Asset Securities Corp. Trust
4.453% due 09/25/2035 •	221	212

WaMu Asset-Backed Certificates Trust
3.988% due 05/25/2037 •	4,360	4,159
4.003% due 05/25/2037 •	865	783

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
4.363% due 04/25/2034 •	62	61

		178,979

HOME EQUITY SEQUENTIAL 0.1%

ABFC Trust
3.983% due 01/25/2037 •	276	153
4.083% due 01/25/2037 •	170	94
4.203% due 01/25/2037 •	105	58

JP Morgan Mortgage Acquisition Trust
4.023% due 03/25/2037 •	48	48

Morgan Stanley Mortgage Loan Trust
4.223% due 02/25/2037 •	94	18
4.483% due 04/25/2037 •	192	51

Structured Asset Securities Corp. Mortgage Loan Trust
4.103% due 12/25/2036 •	19	18

Towd Point Mortgage Trust
4.961% due 01/25/2066 þ	2,422	2,403

		2,843

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Conseco Finance Corp.
7.060% due 02/01/2031 ~	133	123

WHOLE LOAN COLLATERAL 0.6%

Bear Stearns Asset-Backed Securities I Trust
11.129% due 03/25/2036 •	180	42

Bear Stearns Asset-Backed Securities Trust
4.563% due 09/25/2046 •	59	56
4.875% due 10/25/2036 ~	30	13
4.963% due 06/25/2036 •	600	602

Cendant Mortgage Corp.
6.000% due 07/25/2043 ~	5	5

Citigroup Mortgage Loan Trust, Inc.
4.163% due 11/25/2046 •	39	39
6.851% due 05/25/2036 þ	115	40

First Franklin Mortgage Loan Trust
4.043% due 12/25/2036 •	188	73
4.083% due 04/25/2036 •	65	64
4.243% due 04/25/2036 •	400	372
4.243% due 08/25/2036 •	79	76
4.483% due 11/25/2035 •	77	72
4.708% due 03/25/2035 •	10	11
4.948% due 12/25/2034 •	886	906
4.963% due 01/25/2035 •	22	23
5.188% due 10/25/2034 •	173	174

Lehman XS Trust
3.933% due 02/25/2037 •	717	632

RAAC Trust
4.363% due 06/25/2044 •	15	14
4.363% due 09/25/2045 •	279	276
5.263% due 09/25/2047 •	367	374

Residential Asset Mortgage Products Trust
4.323% due 09/25/2036 •	53	50
4.363% due 05/25/2036 •	500	430
4.403% due 01/25/2036 •	299	279

Securitized Asset-Backed Receivables LLC Trust
4.043% due 05/25/2036 •	3,588	1,920
4.263% due 05/25/2036 •	746	399
4.423% due 08/25/2035 •	72	56
4.723% due 01/25/2036 •	20	19

Specialty Underwriting & Residential Finance Trust
4.063% due 09/25/2037 •	6,551	4,568
4.063% due 11/25/2037 •	558	303
4.303% due 04/25/2037 •	101	75

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.363% due 12/25/2036 •		$530	$516
4.738% due 12/25/2035 •		14	14

			12,493

OTHER ABS 15.6%

AASET MT-1 Ltd.
5.522% due 02/16/2050		4,171	4,136

AGL CLO 9 Ltd.
5.040% due 04/20/2037 •		6,600	6,608

Anchorage Capital CLO 21 Ltd.
4.725% due 10/20/2034 •		4,300	4,302

Anchorage Credit Funding 20 Ltd.
4.896% due 04/25/2042		8,900	8,826

ARES XXVII CLO Ltd.
4.820% due 10/28/2034 •		4,600	4,605

Atlantic Avenue Ltd.
4.935% due 01/20/2035 •		6,200	6,207

Atlas Senior Loan Fund XV Ltd.
4.886% due 10/23/2032 •		3,116	3,120

Atlas Senior Loan Fund XVIII Ltd.
4.785% due 01/18/2035 •		2,100	2,101

Bain Capital Credit CLO Ltd.
4.656% due 04/23/2035 •		3,700	3,704
4.702% due 10/21/2034 •		3,200	3,202
4.727% due 07/24/2034 •		2,000	2,001

Bain Capital Euro CLO DAC
3.449% due 01/15/2037 •	EUR	1,800	2,060

Bayfront Iabs VII Pte. Ltd.
4.904% due 04/11/2048 «•		$2,985	2,979

BCRED PC Static LLC
4.974% due 04/27/2036 •		3,200	3,200

Blackrock DLF CLO LLC
5.253% due 07/25/2034 •		750	750

Capital Four U.S. CLO V Ltd.
0.000% due 07/15/2037 «•(a)		5,200	5,200

Carlyle Global Market Strategies CLO Ltd.
4.765% due 07/20/2034 •		6,000	6,003

CarVal CLO III Ltd.
4.665% due 07/20/2032 •		5,647	5,651

Cedar Funding VI CLO Ltd.
4.765% due 04/20/2034 •		15,100	15,114

CVC Cordatus Loan Fund XXIII DAC
3.066% due 04/25/2036 •	EUR	1,700	1,944

CVC Cordatus Loan Fund XXXI DAC
3.627% due 06/15/2037 •		2,900	3,318

DataBank Issuer II LLC
5.180% due 09/27/2055		$3,000	2,945

Domino’s Pizza Master Issuer LLC
4.930% due 07/25/2055		10,600	10,529
5.217% due 07/25/2055		6,700	6,688

Dryden 27 R Euro CLO DAC
2.864% due 04/15/2033 •	EUR	3,118	3,563

Dryden 95 CLO Ltd.
4.682% due 08/20/2034 •		$3,600	3,602

ECMC Group Student Loan Trust
4.492% due 02/27/2068 •		3,391	3,385

Elevation CLO Ltd.
4.797% due 07/25/2034 •		7,000	7,008

Fortress Credit BSL VII Ltd.
4.756% due 07/23/2032 •		295	295

Gallatin CLO VIII Ltd.
5.025% due 07/15/2031 •		1,347	1,348

Golub Capital Partners CLO 74 B Ltd.
4.852% due 07/25/2037 •		8,400	8,411

Harvest CLO XXXII DAC
0.000% due 07/25/2037 «•(a)	EUR	2,400	2,742

Hayfin Emerald CLO X DAC
3.498% due 10/18/2039 •		1,000	1,144

ICG Euro CLO DAC
3.455% (EUR003M + 1.290%) due 01/26/2038 ~		1,500	1,716

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IFC Emerging Markets Securitization Ltd.
4.969% due 12/31/2035 •		$3,663	$3,667

KKR CLO 43 Ltd.
4.771% due 04/15/2038 •		4,000	3,995

LCM 31 Ltd.
4.955% due 07/20/2034 •		5,600	5,606

LCM 35 Ltd.
4.753% due 10/15/2034 •		11,900	11,906

LCM 36 Ltd.
4.743% due 01/15/2034 •		2,000	2,001

MACH 1 Cayman Ltd.
3.474% due 10/15/2039		278	276

Madison Park Euro Funding XIV DAC
3.004% due 07/15/2032 •	EUR	5,621	6,431

Madison Park Funding LVIII Ltd.
0.000% due 04/25/2037 «~(a)		$2,000	2,000

Madison Park Funding XLIX Ltd.
4.725% due 10/19/2034 •		5,300	5,303

Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •		4,900	4,900

Marble Point CLO XXIV Ltd.
4.765% due 04/20/2035 •		3,100	3,102

METAL LLC
4.581% due 10/15/2042		2,400	1,706

Mountain View CLO XIV Ltd.
4.832% due 10/15/2034 •		11,200	11,213

Navient Student Loan Trust
7.230% due 03/15/2072		2,200	2,354

Nelnet Student Loan Trust
4.610% due 02/21/2061		6,680	6,565
4.670% due 06/22/2065		7,499	7,347
5.809% due 02/20/2041 •		2,086	2,129

Neuberger Berman Loan Advisers Euro CLO 6 DAC
3.414% due 07/15/2039 •	EUR	1,700	1,945

OAK Hill European Credit Partners V DAC
3.184% due 01/21/2035 •		4,000	4,576

OFSI BSL X Ltd.
4.945% due 04/20/2034 •		$3,700	3,702

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		173	173

Palmer Square European Loan Funding DAC
3.134% due 07/15/2035 •	EUR	2,129	2,434
4.283% due 02/15/2035 •		2,100	2,410

Pikes Peak CLO 2
4.895% due 10/11/2034 •		$8,200	8,210

PPM CLO 5 Ltd.
4.855% due 10/18/2034 •		2,300	2,303

QTS Issuer ABS II LLC
5.044% due 10/05/2055		2,500	2,450

RNL PH Owner LLC
4.910% due 03/20/2056		2,900	2,836

Rockford Tower Europe CLO DAC
3.489% due 08/29/2036 •	EUR	1,400	1,602

Romark CLO V Ltd.
4.863% due 01/15/2035 •		$5,600	5,601

Romark Credit Funding Ltd.
5.423% due 07/29/2043		2,700	2,707

Sculptor CLO XXVII Ltd.
4.825% due 04/20/2037 •		3,100	3,101

Slam Ltd.
5.335% due 09/15/2049		3,588	3,559

SLM Private Education Loan Trust
8.490% due 10/15/2041 •		1,208	1,254

SMB Private Education Loan Trust
3.500% due 12/16/2041		434	428

Symphony CLO XXV Ltd.
4.725% due 04/19/2034 •		2,900	2,902

TCW CLO AMR Ltd.
4.948% due 08/16/2034 •		7,100	7,109

Trinitas CLO XIX Ltd.
4.785% due 10/20/2033 •		1,891	1,892

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	43

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trinitas Euro CLO I DAC
3.414% due 07/15/2039 •	EUR	2,100	$2,404

UPG HI Issuer Trust
5.000% due 09/25/2047		$6,137	6,109

VB-S1 Issuer LLC
3.706% due 02/15/2057		1,400	1,275

Verdelite Static CLO Ltd.
4.805% due 07/20/2032 •		3,555	3,553

Voya CLO Ltd.
4.735% due 04/20/2034 •		7,100	7,105

Wave LLC
3.597% due 09/15/2044		932	916

			311,464

Total Asset-Backed Securities (Cost $611,238)			573,834

SOVEREIGN ISSUES 7.8%

Brazil Government International Bonds
6.125% due 03/15/2034		11,500	11,576

Costa Rica Government International Bonds
6.001% due 01/16/2036	EUR	2,250	2,722

European Union
2.875% due 10/05/2029		77,600	89,164

Japan Government Thirty Year Bonds
3.200% due 09/20/2055	JPY	3,010,000	16,254

Mexico Government International Bonds
6.000% due 05/13/2030		$1,600	1,643

Peru Government International Bonds
5.400% due 08/12/2034	PEN	600	171

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	30,174	$1,579
8.750% due 01/31/2044		36,814	2,207
8.750% due 02/28/2048		22,640	1,359
8.875% due 02/28/2035		444,988	28,154
9.000% due 01/31/2040		36,655	2,264

Total Sovereign Issues (Cost $148,981)			157,093

		SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Drillco Holdings Luxembourg SA «(e)		1,575	36

Foresea Holdings SA «		623	14

Total Common Stocks (Cost $31)			50

PREFERRED SECURITIES 1.2%

BANKING & FINANCE 1.2%

American AgCredit Corp.
8.680% due 09/15/2026 (c)		6,000,000	6,091

CoBank ACB
6.750% due 07/01/2031 •(c)		7,000,000	7,073

Compeer Financial ACA
7.875% due 02/15/2031 (c)		9,000,000	9,185

Farm Credit Bank of Texas
7.750% due 06/15/2029 (c)		2,500,000	2,608

Total Preferred Securities (Cost $24,500)			24,957

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (d)	537,635	$538

Total Short-Term Instruments (Cost $538)		538

Total Investments in Securities (Cost $2,798,122)		2,757,087

INVESTMENTS IN AFFILIATES 2.7%

SHORT-TERM INSTRUMENTS 2.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%

PIMCO Short-Term Floating NAV Portfolio III	5,532,819	53,895

Total Short-Term Instruments (Cost $53,877)		53,895

Total Investments in Affiliates (Cost $53,877)		53,895

Total Investments 140.4% (Cost $2,851,999)		$2,810,982

Financial Derivative Instruments (g)(i) 0.3% (Cost or Premiums, net $7,188)		6,970

Other Assets and Liabilities, net (40.7)%		(816,514)

Net Assets 100.0%		$2,001,438

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Coupon represents a 7-Day Yield.

(e) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Blue Cross & Blue Shield of Minnesota 4.850% due 09/30/2030	10/03/2025	$4,700	$4,621	0.23%
Deloitte LLP 5.410% due 01/30/2032	10/30/2024	1,800	1,799	0.09
Deloitte LLP 5.590% due 01/30/2035	10/30/2024	1,100	1,095	0.05
Deloitte LLP 5.970% due 01/30/2045	10/30/2024	900	880	0.04
Drillco Holdings Luxembourg SA	06/08/2023	31	36	0.00
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	7,256	5,969	0.30
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028	11/18/2025	6,000	5,901	0.29

		$21,787	$20,301	1.00%

44	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	3.500%	02/25/2026	TBD	(2)	$(5,645)	$(5,714)

Total Reverse Repurchase Agreements						$(5,714)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$0	$(5,714)	$0	$(5,714)	$5,680	$(34)

Total Borrowings and Other Financing Transactions	$0	$(5,714)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(5,714)	$(5,714)

Total Borrowings	$0	$0	$0	$(5,714)	$(5,714)

Payable for reverse repurchase agreements					$(5,714)

(f)	Securities with an aggregate market value of $5,680 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(20,979) at a weighted average interest rate of 3.199%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	5,072	$	557,365	$3,514	$0	$(1,506)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	8,429		1,737,493	(777)	0	(988)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	9,030		966,633	2,620	0	(1,693)
Long Gilt Futures	09/2026	555		65,675	1,498	96	(331)
SFE 10 Year Australian Bond Futures	09/2026	951		72,307	1,020	137	(165)

					$7,875	$233	$(4,683)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	2,209	$	(248,443)	$(3,199)	$863	$0
Ultra U.S. Treasury Bond Futures	09/2026	389		(45,185)	(202)	292	0

					$(3,401)	$1,155	$0

Total Futures Contracts					$4,474	$1,388	$(4,683)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	45

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
											Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2027	0.369%	$		7,700	$87	$(15)	$72	$0	$(2)
MetLife, Inc.	1.000	Quarterly	06/20/2031	0.744			1,400	8	8	16	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2031	0.834			2,300	2	16	18	1	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	2.258		EUR	1,500	116	37	153	0	(3)

								$213	$46	$259	$1	$(5)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.030%	Annual	05/31/2033		$86,429	$0	$(450)	$(450)	$322	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.033	Annual	05/31/2033		106,093	(1)	(567)	(568)	395	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.038	Annual	05/31/2033		73,056	0	(412)	(412)	272	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.039	Annual	05/31/2033		86,595	0	(493)	(493)	323	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.044	Annual	05/31/2033		99,725	0	(600)	(600)	372	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.045	Annual	05/31/2033		101,247	0	(614)	(614)	378	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		5,800	(22)	73	51	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		5,800	(20)	163	143	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		5,700	(20)	182	162	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		5,600	(19)	195	176	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		8,620	(35)	269	234	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		5,000	(19)	209	190	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		5,700	(23)	266	243	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		5,700	(20)	342	322	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		5,600	(20)	329	309	24	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.104	Annual	02/15/2036		54,400	0	(381)	(381)	273	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		22,400	541	(47)	494	114	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055		48,700	7,902	1,782	9,684	271	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		11,100	526	(166)	360	121	0
Pay	1-Year BRL-CDI	13.353	Maturity	01/02/2029	BRL	553,200	0	(2,198)	(2,198)	231	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	202,400	(117)	168	51	0	(10)
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	02/15/2034		131,300	(272)	(677)	(949)	0	(10)
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029	EUR	16,300	0	206	206	8	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		24,200	0	300	300	12	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		37,100	0	448	448	18	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	64,000	(1,401)	(130)	(1,531)	20	0

							$6,980	$(1,803)	$5,177	$3,359	$(20)

Total Swap Agreements							$7,193	$(1,757)	$5,436	$3,360	$(25)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,388	$3,360	$4,748	$0	$(4,683)	$(25)	$(4,708)

(h)

Securities with an aggregate market value of $63,321 and cash of $9,292 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

46	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	3,296		$2,357	$75	$0
	07/2026	CNH	2,302		341	2	0
	07/2026	NZD	14,031		8,286	318	0
	07/2026	SGD	3,109		2,438	35	0
	07/2026		$327	CAD	465	1	0
	07/2026		3,186	GBP	2,373	0	(38)
	07/2026		6,999	NZD	12,391	38	0
	08/2026	CAD	464		$327	0	(1)
	08/2026	NZD	12,390		7,007	0	(38)

BOA	07/2026	BRL	261		50	0	(1)
	07/2026	INR	3,252		34	0	0
	07/2026	JPY	16,737		105	2	0
	07/2026	KRW	223,370		147	2	0
	07/2026	NOK	5,915		598	1	0
	07/2026	SGD	38,906		30,470	398	0
	07/2026		$50	BRL	261	0	0
	07/2026		1,908	CNH	12,902	0	(8)
	07/2026		1,295	NOK	12,035	0	(80)
	07/2026		208	PLN	787	1	0
	08/2026	ILS	3,631		$1,221	0	(1)
	08/2026		$346	INR	32,833	0	0
	09/2026	MXN	4,515		$255	0	(2)
	09/2026	PEN	679		198	0	0
	09/2026		$775	INR	73,684	0	(1)

BPS	07/2026	BRL	5,943		$1,148	3	(6)
	07/2026	CHF	1,613		2,051	54	0
	07/2026	CNH	11,228		1,659	6	0
	07/2026	GBP	22		29	0	0
	07/2026	IDR	220,550,403		12,307	6	(12)
	07/2026	ILS	4,972		1,687	15	0
	07/2026	INR	406,275		4,230	0	(62)
	07/2026	JPY	56,613		356	8	0
	07/2026	KRW	955,751		627	9	0
	07/2026	NOK	1,360		138	1	0
	07/2026	THB	57,541		1,754	23	(3)
	07/2026		$1,077	AUD	1,563	5	0
	07/2026		1,155	BRL	5,943	2	(7)
	07/2026		5,738	CAD	7,955	0	(129)
	07/2026		11,454	GBP	8,564	10	(104)
	07/2026		4,698	IDR	84,087,084	5	0
	07/2026		12,256	INR	1,162,505	31	(19)
	07/2026		1,327	JPY	214,800	0	(6)
	07/2026		2,928	KRW	4,492,044	0	(24)
	07/2026		24	TWD	749	0	0
	07/2026	ZAR	51,763		$3,155	0	0
	08/2026	IDR	26,949,572		1,500	0	(1)
	08/2026	ILS	773		259	0	(1)
	08/2026		$960	BRL	5,015	4	0
	08/2026		29	GBP	22	0	0
	08/2026		2,906	INR	275,778	2	0
	09/2026	IDR	26,608,565		$1,466	0	(11)
	09/2026	THB	50,709		1,563	27	0
	09/2026		$7,812	IDR	138,689,500	17	(131)
	09/2026		734	INR	69,696	0	(2)
	09/2026		309	THB	10,139	0	(2)
	12/2026		980	IDR	17,835,397	4	0

BRC	07/2026	ILS	6,160		$2,081	10	0
	07/2026	JPY	213,989		1,324	8	0
	07/2026	NZD	20,380		12,052	478	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	47

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026	TRY	1,122		$24	$0	$0
	07/2026		$27,977	TRY	1,328,746	150	0
	07/2026	ZAR	424,926		$26,030	157	(27)
	08/2026		$1,324	JPY	213,428	0	(8)

BSH	07/2026	EUR	534		$621	11	0
	07/2026	JPY	300,004		1,887	42	0
	07/2026		$11,010	NZD	19,486	57	0
	08/2026	NZD	19,486		$11,022	0	(57)
	09/2026		$3,837	BRL	19,682	0	(81)

CBK	07/2026	EUR	7,163		$8,349	164	0
	07/2026	IDR	11,755,536		657	0	(1)
	07/2026	ILS	5,544		1,908	45	0
	07/2026	INR	274,539		2,910	9	0
	07/2026	NOK	5,120		552	35	0
	07/2026	SEK	104		11	1	0
	07/2026		$2,627	IDR	47,140,478	6	0
	07/2026		2,833	INR	274,539	67	0
	07/2026		316	KRW	477,924	0	(7)
	07/2026		5,754	PLN	21,249	0	(106)
	08/2026	ILS	10,955		$3,804	119	0
	08/2026		$623	ILS	1,851	0	(1)
	08/2026		540	INR	51,241	0	0
	09/2026	IDR	102,408,796		$5,673	0	(12)
	09/2026	INR	26,901		280	0	(3)
	09/2026	THB	61,841		1,867	0	(6)
	09/2026		$1,395	IDR	24,886,509	0	(14)
	09/2026		13	INR	1,265	0	0
	09/2026		782	MXN	13,986	13	0
	12/2026		3,045	IDR	55,363,851	7	0

DUB	07/2026	IDR	5,577,348		$312	0	0
	07/2026	INR	43,101		456	1	0
	07/2026	SGD	3,733		2,927	41	0
	07/2026		$5,433	CNH	36,957	10	0
	07/2026		836	INR	80,596	15	0
	07/2026		307	NOK	2,857	0	(19)
	07/2026		2,803	PLN	10,404	0	(37)
	07/2026	ZAR	118,876		$7,343	98	0
	08/2026	CNH	36,875		5,433	0	(9)
	09/2026	IDR	72,188,280		4,007	1	0
	09/2026		$1,507	IDR	27,362,932	12	0
	09/2026		456	INR	43,393	0	(1)
	12/2026		984	IDR	17,828,726	0	(1)

GLM	07/2026	BRL	170,523		$33,095	63	0
	07/2026	CNH	17,398		2,578	16	0
	07/2026	IDR	72,886,938		4,072	0	(4)
	07/2026	KRW	908,130		588	1	0
	07/2026		$31,983	BRL	170,523	1,142	(93)
	07/2026		31,434	CAD	44,730	105	0
	07/2026		4,065	IDR	72,886,938	11	0
	07/2026		588	KRW	908,000	0	(1)
	07/2026		201	TRY	9,564	1	0
	08/2026	CAD	44,667		$31,434	0	(105)
	08/2026	CNH	19		3	0	0
	08/2026		$582	INR	55,803	6	0
	09/2026	IDR	73,313,772		$4,065	0	(4)
	09/2026	MXN	5,398		309	2	0
	09/2026	THB	141,773		4,393	99	0
	09/2026		$33,095	BRL	173,069	0	(63)
	09/2026		5,729	IDR	103,053,188	17	(26)
	09/2026		5,042	INR	485,798	61	0
	09/2026		920	MXN	16,032	0	(9)

IND	07/2026	BRL	6,999		$1,352	0	(4)
	07/2026		$1,385	BRL	6,999	0	(29)

JPM	07/2026	AUD	14,268		$10,172	293	0
	07/2026	CAD	12,589		9,099	223	0
	07/2026	ILS	15,725		5,266	0	(19)
	07/2026	INR	86,454		916	3	0
	07/2026	KRW	280,619		181	0	0
	07/2026	NOK	6,963		703	0	0
	07/2026	NZD	1,396		825	32	0

48	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$1,135	GBP	846	$0	$(13)
	07/2026		341	IDR	6,131,145	1	0
	07/2026		916	INR	86,454	0	(2)
	07/2026		271	KRW	416,717	0	(2)
	07/2026		5,596	PLN	20,416	1	(169)
	07/2026		1,252	THB	41,865	8	0
	08/2026	ILS	25,058		$8,645	217	0
	08/2026		$1,151	INR	109,265	1	0
	08/2026		703	NOK	6,966	0	0
	09/2026	IDR	6,372,749		$353	0	(1)
	09/2026	INR	87,061		916	1	0
	09/2026	MXN	11,023		625	1	(2)
	09/2026	THB	115,188		3,526	50	(13)
	09/2026		$3,908	INR	372,756	7	0
	09/2026		4,741	MXN	82,715	0	(41)
	12/2026		29,137		511,244	0	(293)

MBC	07/2026	AUD	59		$42	1	0
	07/2026	CHF	16,935		21,508	561	(11)
	07/2026	EUR	6,849		7,945	119	0
	07/2026	IDR	558,501		31	0	0
	07/2026	INR	43,271		458	1	0
	07/2026	JPY	279,542		1,759	40	0
	07/2026	KRW	3,844,711		2,536	51	0
	07/2026	NOK	2,299		232	0	0
	07/2026		$9,720	AUD	13,766	13	(202)
	07/2026		993	CHF	778	0	(30)
	07/2026		1,157	EUR	995	0	(21)
	07/2026		1,406	GBP	1,044	0	(21)
	07/2026		31	IDR	558,501	0	0
	07/2026		1,385	ILS	3,902	0	(74)
	07/2026		1,938	INR	186,811	34	0
	07/2026		2,068	JPY	329,500	0	(41)
	07/2026		732	NOK	6,790	0	(46)
	07/2026		1,103	NZD	1,955	7	0
	07/2026		10	SEK	94	0	0
	08/2026	AUD	2,829		$1,951	0	(7)
	08/2026	EUR	501		572	0	(1)
	08/2026	ILS	327		109	0	(1)
	08/2026	SEK	94		10	0	0
	08/2026		$407	INR	38,700	1	0
	08/2026		72	NOK	719	0	0
	09/2026	THB	81,614		$2,483	23	(13)
	09/2026		$3,293	INR	315,272	19	(2)

SCX	07/2026	GBP	11,283		$14,935	0	(32)
	07/2026	INR	33,934		358	0	0
	07/2026		$792	IDR	14,220,856	2	0
	07/2026		1,657	INR	158,853	20	0
	07/2026		6,532	JPY	1,050,496	0	(71)
	07/2026		1,116	NZD	1,975	5	0
	08/2026	JPY	737,812		$4,577	27	0
	08/2026		$14,934	GBP	11,283	32	0
	08/2026		1,447	INR	138,604	13	0
	09/2026	IDR	42,708,361		$2,366	0	(5)
	09/2026	THB	62,018		1,911	34	(2)
	09/2026		$3,008	IDR	54,111,731	8	(12)
	09/2026		358	INR	34,162	0	0

SOG	07/2026	CNH	18,951		$2,801	11	0
	07/2026	EUR	107,363		125,243	2,570	0
	07/2026	GBP	515		681	0	(3)
	07/2026	JPY	727,924		4,582	105	0
	07/2026	SGD	67		52	0	0
	07/2026		$1,584	AUD	2,295	5	0
	07/2026		13	CAD	18	0	0
	07/2026		22,655	CHF	18,328	29	0
	07/2026		137,540	EUR	120,914	617	0
	07/2026		35,378	SGD	45,815	34	0
	08/2026	AUD	2,295		$1,583	0	(5)
	08/2026	CAD	375		264	0	0
	08/2026	CHF	18,263		22,655	0	(29)
	08/2026	EUR	120,914		137,726	0	(615)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	49

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2026	SGD	45,712		$35,378	$0	$(36)
	08/2026		$681	GBP	515	3	0
	08/2026		52	SGD	67	0	0

SSB	07/2026	CAD	41,364		$29,997	832	0
	07/2026	CHF	558		710	19	0
	07/2026	GBP	1,007		1,331	0	(5)
	07/2026		$289	CAD	409	0	0
	08/2026	CAD	409		$289	0	0
	08/2026		$1,331	GBP	1,007	5	0

UAG	07/2026		2,680	PLN	9,795	0	(77)
	09/2026	MXN	4,518		$258	1	0
	09/2026	THB	6,777		207	1	0

Total Forward Foreign Currency Contracts						$10,267	$(3,335)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660%	12/29/2026	77,700	$142	$139

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.400	12/29/2026	207,000	130	139

Total Purchased Options							$272	$278

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.953%	12/29/2026	8,940	$(142)	$(141)

GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.690	12/29/2026	11,900	(65)	(68)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.702	12/29/2026	11,900	(65)	(72)

Total Written Options							$(272)	$(281)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
CBK	Petroleos Mexicanos	1.000%	Quarterly	12/20/2026	0.880%	$	500	$(5)	$6	$1	$0

Total Swap Agreements								$(5)	$6	$1	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$469	$0	$0	$469	$(77)	$0	$0	$(77)	$392	$(280)	$112
BOA	404	0	0	404	(93)	0	0	(93)	311	(390)	(79)
BPS	232	0	0	232	(520)	0	0	(520)	(288)	301	13
BRC	803	139	0	942	(35)	(141)	0	(176)	766	(940)	(174)
BSH	110	0	0	110	(138)	0	0	(138)	(28)	0	(28)
CBK	466	0	1	467	(150)	0	0	(150)	317	(260)	57
DUB	178	0	0	178	(67)	0	0	(67)	111	0	111
GLM	1,524	139	0	1,663	(305)	(140)	0	(445)	1,218	(1,130)	88
IND	0	0	0	0	(33)	0	0	(33)	(33)	0	(33)
JPM	838	0	0	838	(555)	0	0	(555)	283	(290)	(7)

50	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
MBC	$870	$0	$0	$870	$(470)	$0	$0	$(470)	$400	$(340)	$60
SCX	141	0	0	141	(122)	0	0	(122)	19	0	19
SOG	3,374	0	0	3,374	(688)	0	0	(688)	2,686	(2,660)	26
SSB	856	0	0	856	(5)	0	0	(5)	851	(900)	(49)
UAG	2	0	0	2	(77)	0	0	(77)	(75)	0	(75)

Total Over the Counter	$10,267	$278	$1	$10,546	$(3,335)	$(281)	$0	$(3,616)

(j)

Securities with an aggregate market value of $301 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,388	$1,388
Swap Agreements	0	1	0	0	3,359	3,360

	$0	$1	$0	$0	$4,747	$4,748

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,267	$0	$10,267
Purchased Options	0	0	0	0	278	278
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$10,267	$278	$10,546

	$0	$2	$0	$10,267	$5,025	$15,294

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,683	$4,683
Swap Agreements	0	5	0	0	20	25

	$0	$5	$0	$0	$4,703	$4,708

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,335	$0	$3,335
Written Options	0	0	0	0	281	281

	$0	$0	$0	$3,335	$281	$3,616

	$0	$5	$0	$3,335	$4,984	$8,324

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	51

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(37,300)	$(37,300)
Swap Agreements	0	78	0	0	18,662	18,740

	$0	$78	$0	$0	$(18,638)	$(18,560)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,933)	$0	$(1,933)
Swap Agreements	0	31	0	0	0	31

	$0	$31	$0	$(1,933)	$0	$(1,902)

	$0	$109	$0	$(1,933)	$(18,638)	$(20,462)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9,458	$9,458
Swap Agreements	0	25	0	0	(5,317)	(5,292)

	$0	$25	$0	$0	$4,141	$4,166

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,804	$0	$9,804
Purchased Options	0	0	0	0	6	6
Written Options	0	0	0	0	(9)	(9)
Swap Agreements	0	(8)	0	0	0	(8)

	$0	$(8)	$0	$9,804	$(3)	$9,793

	$0	$17	$0	$9,804	$4,138	$13,959

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$5,320	$5,320
Corporate Bonds & Notes
Banking & Finance	0	396,080	14,296	410,376
Industrials	0	180,815	0	180,815
Utilities	0	61,801	0	61,801
Municipal Bonds & Notes
California	0	6,692	0	6,692
Pennsylvania	0	648	0	648
U.S. Government Agencies	0	820,984	0	820,984
U.S. Treasury Obligations	0	238,669	0	238,669
Non-Agency Mortgage-Backed Securities	0	232,035	43,275	275,310
Asset-Backed Securities
Automobile Sequential	0	2,486	0	2,486
CMBS Other	0	65,446	0	65,446
Home Equity Other	0	178,979	0	178,979
Home Equity Sequential	0	2,843	0	2,843
Manufacturing House Sequential	0	123	0	123
Whole Loan Collateral	0	12,493	0	12,493
Other ABS	0	298,543	12,921	311,464
Sovereign Issues	0	157,093	0	157,093
Common Stocks
Industrials	0	0	50	50
Preferred Securities
Banking & Finance	0	24,957	0	24,957
Short-Term Instruments
Mutual Funds	538	0	0	538

	$538	$2,680,687	$75,862	$2,757,087

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$53,895	$0	$0	$53,895

Total Investments	$54,433	$2,680,687	$75,862	$2,810,982

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	233	4,515	0	4,748
Over the counter	0	10,546	0	10,546

	$233	$15,061	$0	$15,294

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(496)	(4,212)	0	(4,708)
Over the counter	0	(3,616)	0	(3,616)

	$(496)	$(7,828)	$0	$(8,324)

Total Financial Derivative Instruments	$(263)	$7,233	$0	$6,970

Totals	$54,170	$2,687,920	$75,862	$2,817,952

52	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026(1)
Investments in Securities, at Value
Loan Participations and Assignments	$5,993	$0	$(529)	$0	$0	$(144)	$0	$0	$5,320	$(168)
Corporate Bonds & Notes
Banking & Finance	14,552	0	0	0	0	(256)	0	0	14,296	(256)
Non-Agency Mortgage-Backed Securities	41,842	0	0	0	0	1,433	0	0	43,275	1,433
Asset-Backed Securities
Other ABS	3,000	9,942	(15)	0	0	(6)	0	0	12,921	(6)
Common Stocks
Industrials	50	0	0	0	0	0	0	0	50	0

Totals	$65,437	$9,942	$(544)	$0	$0	$1,027	$0	$0	$75,862	$1,003

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$5,320	Indicative Market Quotation	Broker Quote	93.000	—
Corporate Bonds & Notes
Banking & Finance	14,296	Discounted Cash Flow	Discount Rate	5.291-6.175	5.427
Non-Agency Mortgage-Backed Securities	43,275	Discounted Cash Flow	Discount Rate	5.814-7.734	5.984
Asset-Backed Securities
Other ABS	2,979	Discounted Cash Flow	Discount Rate	5.341	—
	9,942	Recent Transaction	Purchase Price	100.000	—
Common Stocks
Industrials	50	Indicative Market Quotation	Broker Quote	$22.917	—

Total	$75,862

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	53

Schedule of Investments	PIMCO Fixed Income SHares: Series R

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 211.6%

CORPORATE BONDS & NOTES 4.3%

BANKING & FINANCE 2.1%

Blue Owl Capital Corp.
6.450% due 09/15/2028		$120	$122

Emirates NBD Bank PJSC
5.125% due 06/29/2031		400	399

First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		400	400

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	200	227

Jyske Realkredit AS
1.500% due 10/01/2053	DKK	1,871	226

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		765	95
2.000% due 10/01/2053		499	64

Nykredit Realkredit AS
1.500% due 10/01/2053		100	10
2.500% due 10/01/2047		15	2
3.000% due 10/01/2053		4,823	703

QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		$300	301

Realkredit Danmark AS
1.500% due 10/01/2053	DKK	2,168	269
2.000% due 10/01/2053		366	44
2.500% due 04/01/2047		10	1
3.000% due 10/01/2053		4,280	624

			3,487

INDUSTRIALS 2.0%

Beignet Investor LLC
6.581% due 05/30/2049		$1,350	1,378

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	200	227
6.375% due 06/15/2051		300	347

Road Michigan Property Owner I LLC
7.500% due 03/30/2045		$1,300	1,296

			3,248

UTILITIES 0.2%

COX Asset Mexico SA de CV
7.125% due 01/08/2032		400	406

Total Corporate Bonds & Notes (Cost $7,146)			7,141

U.S. GOVERNMENT AGENCIES 44.5%

Federal Home Loan Mortgage Corp.
5.500% due 11/01/2054		4,119	4,142
5.957% due 07/01/2036 •		11	11
6.000% due 03/01/2054 - 07/01/2054		3,718	3,806
6.195% due 09/01/2036 •		4	4

Federal Home Loan Mortgage Corp. REMICS
4.578% due 06/25/2056 •		1,981	1,980
4.778% due 08/25/2055 •		1,368	1,383
4.828% due 08/25/2055 •		3,154	3,189

Federal National Mortgage Association
3.500% due 12/01/2045		6	5
4.967% due 10/01/2044 •		1	1
6.000% due 04/01/2054		2,948	3,018
6.500% due 12/01/2053 - 02/01/2054		2,388	2,473

Federal National Mortgage Association REMICS
4.187% due 02/25/2037 •		7	7
4.658% due 06/25/2055 •		1,433	1,444
4.728% due 07/25/2055 •		3,392	3,405

Government National Mortgage Association REMICS
4.459% due 12/20/2053 •		2,653	2,661
4.509% due 11/20/2073 •		1,135	1,150

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.559% due 09/20/2073 - 10/20/2073 •		$5,069	$5,155
4.589% due 09/20/2073 •		3,495	3,549
4.709% due 11/20/2073 •		1,549	1,588
4.927% due 08/20/2068 •		233	234

Government National Mortgage Association, TBA
3.500% due 08/01/2056		13,300	11,941

Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2056		8,900	8,313
4.500% due 07/01/2056		15,300	14,659

Total U.S. Government Agencies (Cost $73,811)			74,118

U.S. TREASURY OBLIGATIONS 131.1%

U.S. Treasury Bonds
4.875% due 08/15/2045		40	40

U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051		4,348	2,302
0.125% due 02/15/2052		2,033	1,054
0.250% due 02/15/2050		2,655	1,497
0.625% due 02/15/2043		2,491	1,817
0.750% due 02/15/2042		3,227	2,464
0.750% due 02/15/2045		4,058	2,884
0.875% due 02/15/2047 (d)		1,165	820
1.000% due 02/15/2046		6,309	4,635
1.000% due 02/15/2048		1,736	1,236
1.000% due 02/15/2049		3,612	2,538
1.500% due 02/15/2053		2,016	1,533
1.750% due 01/15/2028		1,518	1,508
2.125% due 02/15/2040		1,787	1,724
2.125% due 02/15/2041		2,539	2,426
2.125% due 02/15/2054		4,231	3,698
2.375% due 02/15/2055		1,794	1,652
2.375% due 02/15/2056		1,644	1,516
2.500% due 01/15/2029		1,425	1,444
3.375% due 04/15/2032		478	515
3.625% due 04/15/2028		2,697	2,765
0.125% due 01/15/2030 (d)		8,579	8,059
0.125% due 07/15/2030 (d)		7,531	7,039
0.125% due 07/15/2031 (d)		8,409	7,723
0.125% due 01/15/2032 (d)		7,807	7,070
0.250% due 07/15/2029 (d)		7,941	7,576
0.500% due 01/15/2028		3,698	3,605
0.625% due 07/15/2032 (d)		8,136	7,537
0.750% due 07/15/2028 (f)		928	908
0.875% due 01/15/2029		5,010	4,875
1.125% due 10/15/2030 (d)		12,866	12,496
1.125% due 01/15/2033		894	846
1.250% due 04/15/2031		3,881	3,761
1.375% due 07/15/2033 (d)		7,016	6,732
1.625% due 10/15/2027		112	112
1.625% due 10/15/2029 (d)		19,574	19,443
1.625% due 04/15/2030 (d)		9,726	9,611
1.750% due 01/15/2034 (d)		9,423	9,209
1.875% due 07/15/2034 (d)		11,353	11,193
1.875% due 07/15/2035 (d)		15,553	15,213
1.875% due 01/15/2036 (d)		13,217	12,839
2.125% due 01/15/2035 (d)		7,068	7,054
2.375% due 10/15/2028 (d)		14,891	15,055

U.S. Treasury Notes
4.125% due 02/15/2036		120	117
4.250% due 08/15/2035 (h)		64	63

Total U.S. Treasury Obligations (Cost $234,041)			218,204

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%

Banc of America Funding Trust
4.239% due 01/20/2047 ~		236	204

Chase Home Lending Mortgage Trust
4.962% due 02/25/2057 •		1,800	1,804

Countrywide Alternative Loan Trust
3.949% due 12/20/2046 •		420	380

Grifonas Finance No. 1 PLC
2.419% due 08/28/2039 •	EUR	34	39

GSR Mortgage Loan Trust
4.837% due 09/25/2035 ~		$4	4

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HarborView Mortgage Loan Trust
4.654% due 06/20/2035 •		$147	$140

IndyMac INDX Mortgage Loan Trust
4.603% due 05/25/2034 •		414	386

MortgageIT Trust
4.768% due 12/25/2034 •		4	4

RALI Trust
4.123% due 06/25/2046 •		198	39

Total Non-Agency Mortgage-Backed Securities (Cost $3,009)			3,000

ASSET-BACKED SECURITIES 11.7%

CMBS OTHER 0.3%

ACRES LLC
5.256% due 08/18/2040 •		568	570

HOME EQUITY OTHER 0.9%

Citigroup Mortgage Loan Trust, Inc.
3.923% due 01/25/2037 •		115	86
4.053% due 09/25/2036 •		132	129
4.453% due 10/25/2035 •		500	474

Home Equity Asset Trust
4.618% due 08/25/2034 •		15	15

Morgan Stanley ABS Capital I, Inc. Trust
4.423% due 01/25/2035 •		114	112

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.528% due 05/25/2035 •		585	580

Saxon Asset Securities Trust
1.661% due 05/25/2035 •		15	15

			1,411

OTHER ABS 10.5%

AGL CLO 14 Ltd.
4.802% due 12/02/2034 •		1,600	1,602

Arcano Euro CLO II DAC
3.415% due 07/25/2039 •	EUR	1,700	1,945

Bain Capital Credit CLO Ltd.
4.840% due 07/17/2035 •		$1,700	1,702

BCRED PC Static LLC
4.974% due 04/27/2036 •		900	900

Hayfin Emerald CLO VI DAC
3.454% due 10/15/2038 •	EUR	1,500	1,715

Massachusetts Educational Financing Authority
4.880% due 04/25/2038 •		$7	7

OCP Euro CLO DAC
3.478% due 07/20/2036 •	EUR	1,700	1,944

Palmer Square European Loan Funding DAC
3.253% due 05/15/2033 •		338	387

Rockford Tower CLO Ltd.
4.805% due 07/20/2034 •		$1,600	1,602

Romark Credit Funding Ltd.
5.423% due 07/29/2043		1,700	1,704

Shackleton CLO Ltd.
4.875% due 07/20/2034 •		1,700	1,702

Symphony CLO XXXII Ltd.
4.816% due 10/23/2035		1,680	1,682

Tikehau CLO V DAC
3.404% due 10/15/2038 •	EUR	500	572

			17,464

Total Asset-Backed Securities (Cost $19,505)			19,445

SOVEREIGN ISSUES 17.2%

Abu Dhabi Government International Bonds
4.625% due 04/20/2033		$500	498
4.875% due 04/30/2029		200	202
5.000% due 04/30/2034		200	203

Brazil Government International Bonds
4.000% due 04/23/2030	EUR	200	229

54	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canada Government Real Return Bonds
4.250% due 12/01/2026 (a)	CAD	1,148	$822

Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR	100	122

French Republic Government Bonds OAT
0.100% due 07/25/2031 (a)		1,131	1,233
0.100% due 07/25/2036 (a)		1,813	1,784

Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2033 (a)		3,305	3,465
0.400% due 05/15/2030 (a)		255	284
1.800% due 05/15/2036 (a)		2,557	2,933

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (a)	JPY	452,790	2,796
0.100% due 03/10/2029 (a)		804,189	4,944

Japan Government Thirty Year Bonds
3.400% due 12/20/2055		290,000	1,628

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kuwait International Government Bonds
4.804% due 04/20/2033		$500	$499

U.K. Gilts
4.000% due 10/22/2031	GBP	5,400	7,049

Total Sovereign Issues (Cost $31,589)			28,691

		SHARES
SHORT-TERM INSTRUMENTS 1.0%

MUTUAL FUNDS 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (b)		536,942	536

MARKET VALUE (000S)
REPURCHASE AGREEMENTS (c) 0.7%

$1,096

Total Short-Term Instruments (Cost $1,632)	1,632

Total Investments in Securities (Cost $370,733)	352,231

Total Investments 211.6% (Cost $370,733)	$352,231

Financial Derivative Instruments (e)(g) 0.6% (Cost or Premiums, net $101)	917

Other Assets and Liabilities, net (112.2)%	(186,662)

Net Assets 100.0%	$166,486

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.

(b)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.600%	06/30/2026	07/06/2026	$852	U.S. Treasury Inflation-Indexed Notes 0.125% due 01/15/2030	$(851)	$853	$853
JPS	3.570	06/29/2026	07/06/2026	243	U.S. Treasury Inflation-Indexed Notes 0.125% due 01/15/2030	(243)	243	243

Total Repurchase Agreements						$(1,094)	$1,096	$1,096

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	3.730%	06/02/2026	07/07/2026	$(2,723)	$(2,731)
BPS	3.720	06/04/2026	07/02/2026	(2,242)	(2,248)
	3.740	06/22/2026	07/06/2026	(148,007)	(148,146)
MSC	3.800	06/30/2026	07/01/2026	(706)	(706)

Total Sale-Buyback Transactions					$(153,831)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	55

Schedule of Investments	PIMCO Fixed Income SHares: Series R	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$853	$0	$0	$853	$(851)	$2
JPS	243	0	0	243	(243)	0

Master Securities Forward Transaction Agreement
BCY	0	0	(2,731)	(2,731)	2,745	14
BPS	0	0	(150,394)	(150,394)	149,196	(1,198)
MSC	0	0	(706)	(706)	697	(9)

Total Borrowings and Other Financing Transactions	$1,096	$0	$(153,831)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$(706)	$(153,125)	$0	$0	$(153,831)

Total Borrowings	$(706)	$(153,125)	$0	$0	$(153,831)

Payable for sale-buyback financing transactions					$(153,831)

(d)	Securities with an aggregate market value of $153,288 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(153,576) at a weighted average interest rate of 3.765%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(79) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	64	$	7,033	$48	$0	$(19)
CBOT Soybean Futures	11/2026	4		229	(7)	1	0
CBOT Soybean Meal Futures	12/2026	18		546	(30)	1	0
CME Live Cattle Futures	10/2026	3		284	(1)	0	(1)
COMEX Copper Futures	09/2026	1		156	(8)	2	0
Eurex 10 Year Euro BUND Futures	09/2026	50		7,275	73	0	(7)
Euro-BTP Italian Bond Futures	09/2026	71		9,682	85	0	(5)
Euronext Milling Wheat Futures	09/2026	3		35	(1)	0	0
ICE Brent Crude Oil Futures	01/2027	2		144	(11)	0	(1)
ICE Gas Oil Futures	12/2026	1		80	0	0	0
KCBT Hard Red Winter Wheat Futures	12/2026	2		64	(2)	1	0
LME Primary Aluminum Futures	09/2026	1		77	(8)	0	(8)
LME Zinc Futures	09/2026	4		357	7	7	0
NYBOT CSC Cocoa Futures	09/2026	1		51	8	1	0
NYMEX Light Sweet Crude Oil Futures	11/2026	2		137	(14)	0	(2)
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures	11/2026	2		189	(29)	0	(1)
SFE 10 Year Australian Bond Futures	09/2026	60		4,562	62	9	(10)
Three-Month SOFR Futures	03/2027	144		34,546	(7)	0	(11)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	29		3,262	43	0	(11)
Ultra U.S. Treasury Bond Futures	09/2026	104		12,080	270	0	(78)
White Sugar Futures	09/2026	1		23	2	0	0

					$480	$22	$(154)

56	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	222	$	(45,761)	$6	$26	$0
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	23		(2,462)	(8)	4	0
CBOT Corn Futures	09/2026	28		(583)	75	0	(9)
CBOT Corn Futures	12/2026	3		(65)	1	0	(1)
CBOT Soybean Futures	01/2027	2		(116)	0	0	(1)
CBOT Soybean Meal Futures	01/2027	1		(30)	0	0	0
CBOT Soybean Oil Futures	12/2026	1		(39)	2	1	0
CBOT U.S. Long Bond Futures	09/2026	185		(20,998)	(584)	121	0
CBOT Wheat Futures	09/2026	8		(236)	22	0	(4)
CBOT Wheat Futures	12/2026	4		(121)	13	0	(1)
CME Lean Hogs Futures	10/2026	6		(197)	(1)	0	(1)
Eurex 2 Year Euro SCHATZ Futures	09/2026	1		(121)	0	0	0
Eurex 30 Year Euro BUXL Futures	09/2026	9		(1,144)	(24)	3	0
Eurex 5 Year Euro BOBL Futures	09/2026	120		(15,820)	(70)	11	0
French Government Bond Futures	09/2026	114		(15,628)	(60)	27	0
KCBT Hard Red Winter Wheat Futures	09/2026	3		(94)	5	0	(1)
LME Lead Futures	09/2026	6		(280)	18	18	0
LME Nickel Futures	09/2026	3		(293)	17	17	0
NYBOT CSC C Coffee Futures	09/2026	1		(111)	(13)	0	(7)
NYBOT CSC Cocoa Futures	12/2026	1		(52)	(17)	0	(1)
NYBOT CSC Number 11 World Sugar Futures	02/2027	14		(247)	4	0	(1)
NYBOT CTN Number 2 Cotton Futures	12/2026	4		(154)	2	0	(1)
NYMEX Henry Hub Natural Gas Futures	08/2026	10		(319)	(9)	0	(7)
NYMEX Henry Hub Natural Gas Futures	12/2026	1		(44)	0	0	0
SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Index Futures	09/2026	8		(79)	2	0	0
TSE Japanese 10 Year Bond Futures	09/2026	6		(4,715)	(12)	17	0

					$(631)	$245	$(35)

Total Futures Contracts					$(151)	$267	$(189)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028		GBP	7,200	$(152)	$62	$(90)	$0	$(5)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031			3,760	(18)	(105)	(123)	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027		JPY	172,740	16	(2)	14	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028			160,000	20	0	20	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031			607,000	248	41	289	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	$		14,780	(186)	(485)	(671)	0	(17)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030			12,080	55	214	269	26	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.997	Annual	11/30/2030			7,500	0	23	23	0	(17)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030			4,630	(1)	(14)	(15)	11	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	4.020	Annual	11/30/2030			8,510	0	34	34	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032			17,303	(17)	167	150	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034			550	24	3	27	2	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036			13,700	(52)	66	14	68	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053			100	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053			1,000	14	18	32	11	0
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053			100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053			914	7	13	20	10	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053			3,050	189	933	1,122	26	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054			7,000	134	1,401	1,535	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054			2,000	53	184	237	20	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		EUR	5,600	0	153	153	0	(4)
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036			11,730	(239)	28	(211)	0	(15)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052			1,000	62	547	609	1	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052			1,100	1	667	668	1	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052			1,900	118	1,037	1,155	2	0
Receive	6-Month EUR-EURIBOR	3.050	Annual	01/13/2056			1,810	82	(78)	4	2	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056			4,550	66	16	82	6	0
Receive	CPTFEMU	2.000	Maturity	02/15/2027			1,200	4	9	13	1	0
Receive	CPTFEMU	2.965	Maturity	05/15/2027			200	0	8	8	0	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027			1,000	1	34	35	1	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027			300	0	8	8	0	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027			2,800	0	50	50	3	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	57

Schedule of Investments	PIMCO Fixed Income SHares: Series R	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	CPTFEMU	1.380%	Maturity	03/15/2031		EUR	2,570	$(19)	$(572)	$(591)	$0	$(5)
Receive	CPTFEMU	2.600	Maturity	05/15/2032			450	0	10	10	1	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032			2,100	(6)	(25)	(31)	3	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034			1,300	(2)	8	6	2	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034			1,100	(2)	9	7	2	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037			10	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052			300	0	7	7	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052			400	(10)	20	10	0	(1)
Pay	CPTFEMU	2.421	Maturity	05/15/2052			170	0	(2)	(2)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052			300	0	26	26	0	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053			700	5	87	92	0	(1)
Pay	CPTFEMU	2.682	Maturity	10/15/2053			200	0	25	25	0	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053			400	4	54	58	0	(1)
Pay	CPURNSA	3.464	Maturity	03/31/2027	$		13,800	15	(165)	(150)	1	0
Receive	CPURNSA	0.000	Maturity	05/05/2027			10,800	22	(42)	(20)	0	(2)
Pay	CPURNSA	0.000	Maturity	05/06/2027			12,200	(15)	46	31	2	0
Pay	CPURNSA	2.370	Maturity	06/06/2028			2,200	0	(261)	(261)	3	0
Pay	CPURNSA	2.165	Maturity	04/16/2029			2,000	0	(293)	(293)	2	0
Pay	CPURNSA	1.954	Maturity	06/03/2029			1,000	0	(167)	(167)	0	0
Pay	CPURNSA	1.998	Maturity	07/25/2029			1,300	0	(208)	(208)	0	0
Pay	CPURNSA	1.883	Maturity	11/20/2029			500	1	(88)	(87)	0	0
Receive	CPURNSA	2.311	Maturity	02/24/2031			1,500	1	200	201	1	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		EUR	300	0	(46)	(46)	0	(1)
Receive	UKRPI	3.365	Maturity	09/15/2027		GBP	2,100	1	(2)	(1)	4	0
Pay	UKRPI	3.500	Maturity	08/15/2034			1,500	8	31	39	0	(5)
Pay	UKRPI	3.466	Maturity	09/15/2034			600	0	11	11	0	(3)

Total Swap Agreements								$432	$3,702	$4,134	$311	$(102)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$270	$311	$581	$0	$(230)	$(102)	$(332)

(f)

Securities with an aggregate market value of $540 and cash of $2,995 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $3 and liability of $(41) for closed futures is outstanding at period end.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	234		$167	$5	$0
	07/2026	CNH	2,369		351	2	0
	07/2026	NZD	1,664		983	38	0
	07/2026	SGD	409		320	5	0
	07/2026		$35	CAD	50	0	0
	07/2026		773	NZD	1,369	4	0
	08/2026	CAD	50		$35	0	0
	08/2026	NZD	1,369		774	0	(4)
	08/2026	SGD	1,037		803	0	(1)

BOA	07/2026	BRL	52		10	0	0
	07/2026	JPY	114,833		722	16	0
	07/2026	KRW	22,569		15	0	0
	07/2026	NOK	700		71	0	0
	07/2026	SGD	4,283		3,354	43	0
	07/2026		$10	BRL	52	0	0
	07/2026		216	CNH	1,461	0	(1)

58	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$339	JPY	54,000	$0	$(7)
	07/2026		157	NOK	1,461	0	(10)
	07/2026		24	PLN	91	0	0
	07/2026		1,804	SGD	2,336	1	0
	08/2026	ILS	416		$140	0	0
	08/2026	SGD	2,330		1,804	0	(1)
	08/2026		$39	INR	3,682	0	0
	09/2026	MXN	564		$32	0	0
	09/2026		$12	INR	1,167	0	0

BPS	07/2026	BRL	1,297		$251	0	(1)
	07/2026	CAD	56		41	1	0
	07/2026	CHF	184		234	6	0
	07/2026	CNH	1,242		183	1	0
	07/2026	EUR	16,179		18,849	363	0
	07/2026	GBP	3,920		5,254	55	0
	07/2026	IDR	25,038,704		1,397	1	(1)
	07/2026	ILS	758		257	2	0
	07/2026	INR	47,063		490	0	(7)
	07/2026	JPY	388,150		2,441	54	0
	07/2026	KRW	102,189		67	1	0
	07/2026	THB	6,298		192	3	0
	07/2026		$252	BRL	1,297	1	(1)
	07/2026		544	IDR	9,737,638	1	0
	07/2026		1,424	INR	135,077	4	(2)
	07/2026		185	JPY	30,000	0	(1)
	07/2026		332	KRW	509,208	0	(3)
	07/2026		61	ZAR	1,007	0	0
	08/2026	DKK	2,808		$429	0	(2)
	08/2026	IDR	3,054,285		170	0	0
	08/2026	ILS	85		28	0	0
	08/2026		$466	BRL	2,408	1	(4)
	08/2026		326	INR	30,928	0	0
	09/2026	IDR	3,106,805		$171	0	(1)
	09/2026	THB	8,651		265	3	0
	09/2026		$966	IDR	17,129,475	2	(17)
	09/2026		111	INR	10,502	0	0
	09/2026		40	THB	1,307	0	0
	12/2026		113	IDR	2,053,438	0	0

BRC	07/2026	ILS	636		$215	1	0
	07/2026	JPY	28,513		176	1	0
	07/2026	NZD	2,417		1,429	57	0
	07/2026		$506	ZAR	8,265	1	(3)
	08/2026	NZD	2,371		$1,343	0	(6)
	08/2026		$176	JPY	28,438	0	(1)

CBK	07/2026	DKK	7,734		$1,207	25	0
	07/2026	EUR	266		310	6	0
	07/2026	IDR	1,361,379		76	0	0
	07/2026	ILS	845		291	7	0
	07/2026	INR	31,422		333	1	0
	07/2026	NOK	850		92	6	0
	07/2026		$297	IDR	5,335,926	1	0
	07/2026		324	INR	31,422	8	0
	07/2026		40	KRW	59,740	0	(1)
	07/2026		716	PLN	2,645	0	(13)
	08/2026	ILS	1,199		$416	12	0
	08/2026		$71	ILS	212	0	0
	08/2026		61	INR	5,747	0	0
	09/2026	IDR	11,743,394		$651	0	(1)
	09/2026	INR	2,887		30	0	0
	09/2026	THB	7,075		214	0	(1)
	09/2026		$337	COP	1,303,351	38	0
	09/2026		189	IDR	3,365,936	0	(2)
	09/2026		118	MXN	2,111	2	0
	12/2026		353	IDR	6,419,290	1	0

DUB	07/2026	IDR	629,695		$35	0	0
	07/2026	INR	6,764		72	0	0
	07/2026	SGD	491		385	5	0
	07/2026		$65	CNH	439	0	0
	07/2026		131	INR	12,648	2	0
	07/2026		54	NOK	500	0	(3)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	59

Schedule of Investments	PIMCO Fixed Income SHares: Series R	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$328	PLN	1,216	$0	$(5)
	07/2026		1,397	SGD	1,807	0	0
	07/2026		143	ZAR	2,312	0	(2)
	08/2026	CNH	438		$65	0	0
	08/2026	SGD	1,803		1,397	0	0
	09/2026	IDR	8,351,880		464	0	0
	09/2026		$144	IDR	2,622,587	1	0
	09/2026		72	INR	6,810	0	0
	12/2026		116	IDR	2,096,944	0	0

GLM	07/2026	BRL	2,307		$443	0	(4)
	07/2026	IDR	8,440,727		472	0	(1)
	07/2026	KRW	106,567		69	0	0
	07/2026		$456	BRL	2,307	0	(10)
	07/2026		3,396	CAD	4,832	11	0
	07/2026		471	IDR	8,440,727	1	0
	07/2026		69	KRW	106,552	0	0
	07/2026		21	PLN	79	0	0
	08/2026	CAD	4,825		$3,396	0	(11)
	08/2026		$3,734	BRL	19,059	0	(70)
	08/2026		88	INR	8,409	1	0
	09/2026	IDR	8,490,157		$471	0	(1)
	09/2026	MXN	347		20	0	0
	09/2026	THB	18,331		568	13	0
	09/2026		$440	BRL	2,263	0	(8)
	09/2026		617	IDR	11,077,933	2	(3)
	09/2026		535	INR	51,536	6	0
	09/2026		109	MXN	1,896	0	(1)

IND	07/2026	DKK	4,808		$751	16	0

JPM	07/2026	AUD	1,012		721	21	0
	07/2026	BRL	980		190	1	0
	07/2026	ILS	1,873		628	0	(2)
	07/2026	INR	10,458		111	0	0
	07/2026	KRW	32,931		21	0	0
	07/2026	NOK	1,200		121	0	0
	07/2026	NZD	49		29	1	0
	07/2026		$189	BRL	980	1	0
	07/2026		253	CNH	1,711	0	(2)
	07/2026		38	IDR	688,685	0	0
	07/2026		111	INR	10,458	0	0
	07/2026		32	KRW	49,527	0	0
	07/2026		220	NZD	390	2	0
	07/2026		544	PLN	1,985	0	(16)
	07/2026		139	THB	4,630	1	0
	08/2026	ILS	2,644		$912	22	0
	08/2026		$129	INR	12,254	0	0
	08/2026		121	NOK	1,201	0	0
	09/2026	IDR	692,512		$38	0	0
	09/2026	INR	14,728		155	0	0
	09/2026	MXN	2,732		156	1	0
	09/2026	THB	14,131		433	6	(2)
	09/2026	TWD	926		29	0	0
	09/2026		$170	INR	16,221	0	0
	09/2026		3,469	MXN	60,295	0	(43)
	10/2026		190	BRL	1,001	0	(1)
	12/2026	MXN	216		$12	0	0
	12/2026		$346	MXN	6,110	0	(2)

MBC	07/2026	AUD	4		$3	0	0
	07/2026	CHF	1,825		2,317	60	(1)
	07/2026	IDR	64,828		4	0	0
	07/2026	INR	6,791		72	0	0
	07/2026	JPY	841,480		5,294	118	0
	07/2026	KRW	388,456		256	5	0
	07/2026	NOK	387		39	0	0
	07/2026		$871	AUD	1,250	2	(8)
	07/2026		1,484	DKK	9,729	3	0
	07/2026		18,683	EUR	16,445	111	(3)
	07/2026		4	IDR	64,828	0	0
	07/2026		304	INR	29,317	5	0
	07/2026		128	NOK	1,189	0	(8)
	08/2026	AUD	539		$372	0	(1)

60	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2026	CAD	40		$29	$0	$0
	08/2026	DKK	9,713		1,484	0	(3)
	08/2026	EUR	16,262		18,496	0	(111)
	08/2026		$46	INR	4,340	0	0
	08/2026		39	NOK	387	0	0
	09/2026	THB	3,995		$120	0	(1)
	09/2026		$499	INR	47,779	3	0

MYI	07/2026		135	ILS	395	0	(3)

SCX	07/2026	INR	5,325		$56	0	0
	07/2026	JPY	47,741		300	7	0
	07/2026		$200	GBP	149	0	(2)
	07/2026		89	IDR	1,597,338	0	0
	07/2026		260	INR	24,930	3	0
	07/2026		8,270	JPY	1,336,715	0	(49)
	08/2026	CHF	2,067		$2,563	0	(5)
	08/2026	JPY	1,333,219		8,270	49	0
	08/2026		$218	INR	20,886	2	0
	09/2026	IDR	4,875,213		$270	0	(1)
	09/2026	THB	7,858		242	4	0
	09/2026		$331	IDR	5,946,030	1	(2)
	09/2026		56	INR	5,361	0	0

SSB	07/2026	CAD	4,911		$3,561	99	0
	07/2026	CHF	66		84	2	0
	07/2026		$31	CAD	44	0	0
	07/2026		4,984	GBP	3,770	17	0
	08/2026	CAD	44		$31	0	0
	08/2026	GBP	3,771		4,984	0	(17)
	08/2026		$343	COP	1,306,695	36	0

UAG	07/2026		334	PLN	1,219	0	(10)
	09/2026	MXN	521		$30	0	0
	09/2026	THB	760		23	0	0
	12/2026	COP	2,645,301		678	0	(67)

Total Forward Foreign Currency Contracts						$1,421	$(571)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(54)	$(25)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350%	01/07/2027	12,200	$(111)	$(14)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	12,200	(111)	(116)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	3,000	(27)	(6)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	3,000	(28)	(21)

							$(277)	$(157)

Total Written Options							$(331)	$(182)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$54	$0	$0	$54	$(5)	$0	$0	$(5)	$49	$0	$49
BOA	60	0	0	60	(19)	0	0	(19)	41	0	41
BPS	499	0	0	499	(40)	0	0	(40)	459	(620)	(161)
BRC	60	0	0	60	(10)	0	0	(10)	50	0	50

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	61

Schedule of Investments	PIMCO Fixed Income SHares: Series R	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
CBK	$107	$0	$0	$107	$(18)	$0	$0	$(18)	$89	$0	$89
DUB	8	0	0	8	(10)	0	0	(10)	(2)	0	(2)
GLM	34	0	0	34	(109)	(182)	0	(291)	(257)	0	(257)
IND	16	0	0	16	0	0	0	0	16	0	16
JPM	56	0	0	56	(68)	0	0	(68)	(12)	0	(12)
MBC	307	0	0	307	(136)	0	0	(136)	171	0	171
MYI	0	0	0	0	(3)	0	0	(3)	(3)	(10)	(13)
SCX	66	0	0	66	(59)	0	0	(59)	7	0	7
SSB	154	0	0	154	(17)	0	0	(17)	137	0	137
UAG	0	0	0	0	(77)	0	0	(77)	(77)	62	(15)

Total Over the Counter	$1,421	$0	$0	$1,421	$(571)	$(182)	$0	$(753)

(h)

Securities with an aggregate market value of $62 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$52	$0	$0	$0	$218	$270
Swap Agreements	0	0	0	0	311	311

	$52	$0	$0	$0	$529	$581

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,421	$0	$1,421

	$52	$0	$0	$1,421	$529	$2,002

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$65	$0	$0	$0	$165	$230
Swap Agreements	0	0	0	0	102	102

	$65	$0	$0	$0	$267	$332

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$571	$0	$571
Written Options	0	0	0	0	182	182

	$0	$0	$0	$571	$182	$753

	$65	$0	$0	$571	$449	$1,085

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$50	$0	$0	$0	$454	$504
Swap Agreements	0	0	0	0	822	822

	$50	$0	$0	$0	$1,276	$1,326

62	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$449	$0	$449
Written Options	0	1	0	0	0	1

	$0	$1	$0	$449	$0	$450

	$50	$1	$0	$449	$1,276	$1,776

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(90)	$0	$0	$0	$(98)	$(188)
Swap Agreements	0	0	0	0	(682)	(682)

	$(90)	$0	$0	$0	$(780)	$(870)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,036	$0	$1,036
Written Options	0	0	0	0	(6)	(6)

	$0	$0	$0	$1,036	$(6)	$1,030

	$(90)	$0	$0	$1,036	$(786)	$160

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,487	$0	$3,487
Industrials	0	3,248	0	3,248
Utilities	0	406	0	406
U.S. Government Agencies	0	74,118	0	74,118
U.S. Treasury Obligations	0	218,204	0	218,204
Non-Agency Mortgage-Backed Securities	0	3,000	0	3,000
Asset-Backed Securities
CMBS Other	0	570	0	570
Home Equity Other	0	1,411	0	1,411
Other ABS	0	17,464	0	17,464
Sovereign Issues	0	28,691	0	28,691
Short-Term Instruments
Mutual Funds	536	0	0	536
Repurchase Agreements	0	1,096	0	1,096

Total Investments	$536	$351,695	$0	$352,231

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$115	$463	$0	$578
Over the counter	0	1,421	0	1,421

	$115	$1,884	$0	$1,999

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(70)	(221)	0	(291)
Over the counter	0	(753)	0	(753)

	$(70)	$(974)	$0	$(1,044)

Total Financial Derivative Instruments	$45	$910	$0	$955

Totals	$581	$352,605	$0	$353,186

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	63

Schedule of Investments	PIMCO Fixed Income SHares: Series TE

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%

AM Bidco Operations LLC
TBD% - 8.500% due 10/21/2027 «µ(f)	$157	$120

Louisiana Housing Finance Agency
TBD% - 7.250% due 09/24/2026 «µ	4,787	4,775

Total Loan Participations and Assignments (Cost $4,927)		4,895

CORPORATE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

Providence St. Joseph Health Obligated Group
5.403% due 10/01/2033	700	717

Total Corporate Bonds & Notes (Cost $700)		717

MUNICIPAL BONDS & NOTES 82.2%

ALABAMA 4.6%

Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
4.625% due 06/01/2055	250	255
5.000% due 06/01/2055	800	832

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	2,000	2,159

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	600	640

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025
5.000% due 12/01/2055	300	320

Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025
5.000% due 10/01/2035	795	807

Black Belt Energy Gas District, Alabama Revenue Notes, Series 2026
5.000% due 01/01/2034	2,700	2,832
5.000% due 11/01/2036	1,300	1,369

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	1,000	1,077

Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2054	1,990	2,002

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	1,000	1,055

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	800	835

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	1,500	1,598
5.250% due 03/01/2055	2,000	2,073

		17,854

ALASKA 0.1%

Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	4,500	524

ARIZONA 0.7%

Arizona Industrial Development Authority Revenue Bonds, Series 2025
5.125% due 01/01/2059	1,000	789
6.750% due 12/01/2055	250	259

Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018
5.000% due 07/01/2028	250	257

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2019
5.000% due 07/01/2049	$1,250	$1,281

		2,586

ARKANSAS 0.5%

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.500% due 07/01/2048	500	561

Arkansas Development Finance Authority Revenue Bonds, Series 2026
4.250% due 09/01/2046	1,500	1,525

		2,086

CALIFORNIA 4.8%

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,000	1,065
5.000% due 01/01/2055	800	824
5.000% due 11/01/2055	440	453

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	2,000	2,057

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	250	193

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (c)	970	169

California Educational Facilities Authority Revenue Bonds, Series 2023
5.500% due 10/01/2053	1,000	1,003

California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	800	809
7.000% due 03/01/2053	250	249

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	2,250	222

California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	500	524

California Municipal Finance Authority Revenue Bonds, Series 2025
5.000% due 01/01/2038	500	513

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	250	259

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	500	500

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	250	257

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	200	176

California Statewide Communities Development Authority Revenue Bonds, Series 2026
6.125% due 09/02/2048	1,000	1,045

Central Valley Energy Authority, California Revenue Notes, Series 2026
5.000% due 08/01/2034	400	429

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (d)	500	352

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	9,000	933
3.714% due 06/01/2041	2,000	1,548
4.214% due 06/01/2050	100	71

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	300	301

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
4.000% due 05/15/2048	$1,000	$935

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	500	509

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	300	334

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (c)	2,500	419

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (c)	4,000	737

University of California Revenue Bonds, Series 2022
5.000% due 05/15/2052	1,800	1,895

		18,781

COLORADO 2.9%

Aerotropolis Regional Transportation Authority, Colorado Revenue Bonds, Series 2024
5.500% due 12/01/2044	1,000	1,032

Canyons Metropolitan District No 5, Colorado General Obligation Bonds, Series 2024
6.500% due 12/15/2054	250	252

Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2017
5.000% due 12/01/2037	250	250

Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018
5.250% due 12/01/2048	500	500

Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020
5.000% due 12/01/2047	500	500

Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021
0.000% due 12/01/2051 (d)	750	639

Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, Series 2024
6.125% due 12/15/2054	750	744

Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
4.000% due 12/01/2043	1,000	968

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	1,939	2,007

Elbert County, Colorado Independence Water & Sanitation District Revenue Notes, Series 2024
5.125% due 12/01/2033	870	906

Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	500	500

Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021
4.000% due 12/01/2036	750	724

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	550	539

Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2024
5.750% due 12/01/2054	500	509

Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020
0.000% due 12/01/2050 (d)	1,000	903

Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019
5.000% due 12/01/2049	500	493

		11,466

DISTRICT OF COLUMBIA 2.3%

District of Columbia Income Tax Revenue Bonds, Series 2025
5.250% due 06/01/2050	3,255	3,504

64	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024
5.000% due 07/15/2056	$5,000	$5,176

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2025
5.250% due 07/15/2055	300	318

		8,998

FLORIDA 8.6%

Alachua County, Florida Housing Finance Authority Revenue Bonds, Series 2025
6.300% due 07/01/2055	250	264

Antillia Community Development District, Florida Special Assessment Bonds, Series 2024
5.600% due 05/01/2044	480	502

Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
5.625% due 05/01/2054	405	418

Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022
5.000% due 05/01/2042	300	308

Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2055	250	252

Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2022
4.250% due 05/01/2032	390	394

Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2044	250	257

Berry Bay II Community Development District, Florida Special Assessment Notes, Series 2024
4.450% due 05/01/2031	185	186

Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2022
5.000% due 04/01/2047	1,000	1,024

Buckhead Trails II Community Development District, Florida Special Assessment Bonds, Series 2026
5.500% due 05/01/2046	250	256

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2021
5.000% due 01/01/2056	250	217

Capital Trust Authority, Florida Revenue Bonds, Series 2025
5.250% due 07/01/2050	1,300	1,301

Charlotte County Industrial Development Authority, Florida Revenue Notes, Series 2025
5.125% due 10/01/2035	685	703

East Palm Drive Community Development District, Florida Special Assessment Bonds, Series 2026
5.350% due 06/15/2046	500	508

Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	500	508

Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	500	496
5.250% due 07/01/2047	400	399
5.250% due 07/01/2053	1,400	1,388

Florida Higher Educational Facilities Financing Authority Revenue Bonds, Series 2025
6.000% due 07/01/2045	600	618
6.250% due 07/01/2055	200	204

Florida Local Government Finance Commission Revenue Bonds, Series 2025
6.625% due 11/15/2045	335	365

Gas Worx Community Development District, Florida Special Assessment Bonds, Series 2025
5.000% due 05/01/2036	615	639

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GIR East Community Development District, Florida Special Assessment Bonds, Series 2025
5.300% due 05/01/2045	$1,000	$1,017

Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024
5.700% due 05/01/2044	1,000	1,036

Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2025
5.750% due 05/01/2055	500	506

Hickory Tree Community Development District, Florida Special Assessment Bonds, Series 2024
5.450% due 05/01/2055	250	252

Hyde Park Community Development District No 1, Florida Special Assessment Bonds, Series 2024
5.350% due 05/01/2044	420	432

Ibis Landing Community Development District, Florida Special Assessment Bonds, Series 2025
5.700% due 06/15/2045	615	654

Lakes of Sarasota Community Development District 2, Florida Special Assessment Bonds, Series 2025
5.500% due 05/01/2045	230	237

Lakes of Sarasota Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2044	425	435

Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	550	575
5.550% due 05/01/2054	530	545

Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2025
5.500% due 05/01/2040	400	438

LT Ranch South Community Development District, Florida Special Assessment Bonds, Series 2026
5.600% due 05/01/2046	560	573

LTC Ranch West Residential Community Development District, Florida Special Assessment Bonds, Series 2024
5.375% due 05/01/2044	795	811

Magnolia Island Community Development District, Florida Special Assessment Bonds, Series 2025
5.550% due 05/01/2045	245	252

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2025
5.250% due 10/01/2055	1,000	1,053

Miami-Dade County, Florida Aviation Revenue Notes, Series 2024
5.000% due 10/01/2034	440	489

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	992

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	470	470

Newfield Community Development District, Florida Special Assessment Notes, Series 2025
5.000% due 05/01/2035	790	834

Newport Isles Community Development District, Florida Special Assessment Bonds, Series 2024
5.200% due 05/01/2054	150	148

Normandy Community Development District, Florida Special Assessment Bonds, Series 2024
5.550% due 05/01/2054	250	245

North Miami Beach, Florida General Obligation Bonds, Series 2024
5.000% due 11/01/2049	3,500	3,627

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024
5.000% due 08/01/2054	150	151

Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2028 (c)	475	438

Parrish Lakes Community Development District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2044	425	440

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2024
5.375% due 05/01/2055	$100	$100

Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2025
5.500% due 05/01/2045	250	256

Reflection Bay Community Development District, Florida Special Assessment Notes, Series 2025
5.000% due 05/01/2035	625	652

Rivers Edge III Community Development District, Florida Special Assessment Bonds, Series 2025
5.750% due 05/01/2045	100	106

Rookery Community Development District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2044	300	304

School Board of Miami-Dade County, Florida General Obligation Bonds, Series 2017
4.000% due 03/15/2042	1,000	999

Seagrove Community Development District, Florida Special Assessment Bonds, Series 2024
4.875% due 06/15/2044	250	252

St Johns County, Florida Industrial Development Authority Revenue Notes, Series 2021
4.000% due 12/15/2029	225	225
4.000% due 12/15/2030	200	200
4.000% due 12/15/2031	210	209

Sunrise Community Development District, Florida Special Assessment Bonds, Series 2025
5.625% due 05/01/2045	350	356

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
4.850% due 05/01/2038	485	504

Village Community Development District No. 15, Florida Special Assessment Notes, Series 2024
4.000% due 05/01/2034	245	248

Westview South Community Development District, Florida Special Assessment Bonds, Series 2025
6.000% due 05/01/2045	1,000	1,065

		33,333

GEORGIA 1.4%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2024
0.000% due 12/15/2048 (d)	250	231

Atlanta Development Authority, Georgia Tax Allocation Notes, Series 2024
5.000% due 04/01/2034	100	103

Douglas County, Georgia Housing Authority Multifamly Tax-Exempt Bonds, Series 2024
4.375% due 04/01/2043	1,000	1,011

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	550	592

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025
5.000% due 12/01/2055	900	958

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2049	2,575	2,588

		5,483

IDAHO 0.1%

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	381	373

ILLINOIS 3.0%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2046	500	474

Chicago Board of Education, Illinois General Obligation Bonds, Series 2025
5.000% due 12/01/2040	1,000	997

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	65

Schedule of Investments	PIMCO Fixed Income SHares: Series TE	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago O’Hare International Airport, Illinois Revenue Notes, Series 2024
5.000% due 01/01/2033	$500	$550

Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2024
5.000% due 12/01/2049	300	312

Chicago, Illinois General Obligation Bonds, Series 2023
5.500% due 01/01/2039	300	314

Illinois Finance Authority Revenue Bonds, Series 2017
4.000% due 07/15/2047	1,975	1,788
5.250% due 05/15/2054	100	88
5.500% due 05/15/2054	400	365

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	440	450

Illinois Finance Authority Revenue Bonds, Series 2026
6.500% due 03/01/2055	1,700	1,601

Illinois Sales Tax State Revenue Bonds, Series 2016
3.000% due 06/15/2034	1,180	1,107

Illinois State General Obligation Bonds, Series 2018
5.000% due 10/01/2033	1,000	1,039

Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2037	1,000	1,092

Illinois State General Obligation Notes, Series 2020
5.500% due 05/01/2030	850	897

Village of Gilberts, Illinois Special Service Area No 24, Special Tax Bonds, Series 2014
5.375% due 03/01/2034	443	432

		11,506

INDIANA 0.9%

Evansville, Indiana Revenue Bonds, Series 2017
5.450% due 01/01/2038	500	483

Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2049	100	100

Indiana Finance Authority Revenue Bonds, Series 2025
2.700% due 11/15/2054	1,200	1,200

Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	175	175
6.250% due 07/01/2056	295	288

Indianapolis, Indiana Revenue Bonds, Series 2016
6.250% due 07/01/2056	295	289

Mishawaka, Indiana Revenue Bonds, Series 2017
5.375% due 01/01/2038	300	297

Valparaiso, Indiana Revenue Bonds, Series 2021
5.375% due 12/01/2041	445	419

Valparaiso, Indiana Revenue Bonds, Series 2025
6.250% due 10/01/2050	250	250

		3,501

IOWA 0.6%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds,Series 2024
4.650% due 07/01/2043	2,000	2,074

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	250	212

		2,286

KENTUCKY 0.2%

Kentucky Public Energy Authority Revenue Notes, Series 2025
5.000% due 05/01/2036	800	844

LOUISIANA 0.4%

Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
4.750% due 07/01/2065	1,500	1,513

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MAINE 0.3%

Finance Authority of Maine Revenue Bonds, Series 2015
5.000% due 08/01/2035	$675	$714

Finance Authority of Maine Revenue Bonds, Series 2024
4.625% due 12/01/2047	250	262

		976

MARYLAND 0.3%

Maryland Department of Transportation State Revenue Bonds, (AGC/CR Insured), Series 2021
4.000% due 08/01/2051	1,000	909

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 07/01/2045	300	323

		1,232

MASSACHUSETTS 3.4%

Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 08/01/2048	700	749
5.000% due 06/01/2051	3,000	3,170

Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020
5.000% due 07/01/2050	2,150	2,184

Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025
5.000% due 07/01/2050	600	633

Massachusetts Development Finance Agency Revenue Bonds, Series 2013
4.000% due 07/01/2043	1,750	1,638

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 10/01/2048	1,000	973

Massachusetts Development Finance Agency Revenue Bonds, Series 2024
5.000% due 07/01/2044	350	358

University of Massachusetts Building Authority Revenue Bonds, Series 2026
5.000% due 11/01/2040	3,000	3,415

		13,120

MICHIGAN 0.9%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	595	487

Kalamazoo Economic Development Corp., Michigan Revenue Bonds, Series 2026
6.000% due 08/15/2046	500	527

Michigan State Building Authority Revenue Bonds, Series 2023
4.000% due 10/15/2047	785	747

Michigan State Hospital Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2055	1,500	1,681

		3,442

MINNESOTA 1.0%

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2026
6.375% due 06/15/2061	500	506

Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024
5.250% due 01/01/2054	1,000	1,037

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 01/01/2055	1,880	2,096

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Shakopee, Minnesota Senior Housing Revenue Bonds, Series 2025
5.625% due 11/01/2045	$250	$261

		3,900

MISSOURI 0.3%

Jefferson County Industrial Development Authority, Missouri Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 02/01/2043	992	1,002

Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2026
5.375% due 08/15/2050	200	204

		1,206

MULTI-STATE 1.1%

FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.870% due 01/25/2043	2,184	2,285

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.140% due 01/25/2040	485	474
4.555% due 08/25/2040	490	507

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.614% due 08/25/2041 ~(f)	495	515
4.686% due 10/25/2040	491	513

		4,294

NEVADA 0.1%

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	245	245

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	1,000	167

		412

NEW HAMPSHIRE 0.8%

New Hampshire Business Finance Authority Affordable Housing Bonds, Series 2024
4.150% due 10/20/2040	272	273

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.166% due 01/20/2041 ~	2,000	1,589
4.220% due 11/20/2042	991	973
5.625% due 06/01/2039	148	148

New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2030	280	283

		3,266

NEW JERSEY 0.8%

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	1,000	1,008

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FNMA Insured), Series 2025
4.550% due 05/01/2041	990	1,021

Passaic County, New Jersey Improvement Authority Revenue Bonds, Series 2025
5.000% due 07/01/2044	750	766

Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	500	499

		3,294

NEW MEXICO 0.1%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	500	471

66	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 7.8%

Brookhaven Local Development Corp. New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	$500	$437

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2053	200	212

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2025
5.000% due 05/01/2051	4,950	5,186

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026
5.000% due 02/01/2050	4,025	4,247

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2046	1,000	1,066

New York Energy Finance Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2056	760	786

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,001

New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2036	660	728

New York State Dormitory Authority Revenue Bonds, Series 2026
5.000% due 03/15/2048	6,500	6,922
5.000% due 03/15/2053	700	736

New York State Thruway Authority Revenue Bonds, Series 2025
5.000% due 03/15/2049	3,030	3,208

New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024
5.500% due 06/30/2060	1,000	1,040

New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 10/01/2040	2,000	2,060

Onondaga Civic Development Corp. New York Revenue Bonds, Series 2024
5.375% due 08/01/2054	1,000	971

Port Authority of New York & New Jersey Revenue Bonds, Series 2022
5.250% due 08/01/2047	1,000	1,059

Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	2,000	174

Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025
7.500% due 11/01/2055 (f)	500	559

		30,392

NORTH CAROLINA 0.3%

North Carolina Medical Care Commission Revenue Bonds, Series 2004
2.700% due 11/01/2034	1,300	1,300

OHIO 5.2%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	21,300	1,447
4.000% due 06/01/2048	400	353
5.000% due 06/01/2055	5,800	4,550

Columbus-Franklin County, Ohio Finance Authority Revenue Bonds, Series 2026
6.300% due 01/01/2046	500	509

Cuyahoga County, Ohio General Obligation Bonds, Series 2026
5.000% due 12/01/2051	5,000	5,296

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	1,155	1,095
5.500% due 02/15/2057	510	510

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dayton-Montgomery County, Ohio Port Authority Revenue Bonds, Series 2025
6.625% due 01/01/2045	$200	$215

Lancaster Port Authority, Ohio Revenue Bonds, Series 2024
5.000% due 02/01/2055	150	159

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	750	703

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	675	737

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.550% due 09/01/2045	990	993

Ohio Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 01/01/2045	250	259

Ohio Housing Finance Agency Revenue Bonds, Series 2025
6.100% due 01/01/2046	500	520
6.250% due 01/01/2045	400	424
6.300% due 01/01/2045	500	523
6.375% due 01/01/2045	250	267
6.500% due 01/01/2045	200	212

Ohio Housing Finance Agency Revenue Bonds, Series 2026
6.125% due 01/01/2046	430	442

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, Series 2025
6.500% due 01/01/2045	300	319

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, Series 2026
5.625% due 03/01/2046	880	894

		20,427

OREGON 0.2%

Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023
0.000% due 06/15/2038 (c)	750	449

University of Oregon Revenue Bonds, Series 2020
5.000% due 04/01/2050	200	207

		656

PENNSYLVANIA 3.5%

Bucks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 07/01/2046	275	252
4.000% due 07/01/2051	800	700
5.000% due 07/01/2040	1,250	1,295
5.000% due 07/01/2054	200	201

Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021
5.000% due 11/01/2046	45	46

Lancaster Municipal Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 05/01/2054	400	401

Lehigh County, Pennsylvania Revenue Bonds, (AGC/CR Insured), Series 2019
4.000% due 07/01/2049	500	459

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 11/01/2044	150	151

Moon Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2015
6.000% due 07/01/2045	1,000	1,000

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
6.000% due 06/30/2061	1,000	1,065

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023
2.900% due 05/15/2053	2,000	2,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060	$1,000	$1,102

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	500	510

Pennsylvania Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2025
4.900% due 06/01/2041	993	1,024

Pennsylvania Turnpike Commission Revenue Bonds, Series 2024
5.000% due 12/01/2049	1,515	1,594

Pennsylvania Turnpike Commission Revenue Bonds, Series 2026
5.000% due 12/01/2051	1,500	1,580

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.000% due 09/01/2047	130	130

		13,510

PUERTO RICO 3.2%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2005
0.000% due 05/15/2050 (c)	2,000	411

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	777	559
0.000% due 11/01/2051	4,534	2,773

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	1,238	1,215

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.162% (0.67*US0003M + 0.520%) due 07/01/2029 ~	735	725

Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040 ^(a)	1,150	881

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	1,730	647
0.000% due 07/01/2051 (c)	17,345	4,715

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	500	502

		12,428

RHODE ISLAND 0.6%

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,000	1,000
5.000% due 06/01/2050	1,250	1,250

		2,250

SOUTH CAROLINA 0.8%

County of Lancaster, South Carolina Special Assessment Revenue Bonds, Series 2025
6.000% due 06/01/2045	500	531

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025
5.625% due 10/01/2050	650	662

South Carolina Public Service Authority Revenue Bonds, Series 2024
5.250% due 12/01/2049	200	212
5.500% due 12/01/2054	625	668

Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017
5.000% due 04/15/2048	1,200	1,212

		3,285

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	67

Schedule of Investments	PIMCO Fixed Income SHares: Series TE	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 13.3%

Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.500% due 08/15/2050	$1,000	$987

Athens Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	500	521

Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	100	101

Austin, Texas Airport System Revenue Bonds, Series 2026
5.000% due 11/15/2037	1,500	1,667

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023
12.000% due 06/01/2043 ^(a)	73	2

Celina, Texas Special Assessment Bonds, Series 2024
5.500% due 09/01/2054	500	509

City of Lavon, Texas, Special Assessment Revenue Bonds, Series 2025
5.750% due 09/15/2045	875	922

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025
5.250% due 11/01/2043	1,000	1,087

Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2022
6.000% due 12/01/2062	250	241

Denton Essential Investments Public Facility Corp.
6.697% due 01/01/2043 «	300	290

Denton Essential Investments Public Facility Corp., Texas Special Assessment Bonds, Series 2025
6.125% due 12/31/2055	1,250	1,304

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2053	500	520

Denton, Texas Essential Investments Public Facility Corp.
7.095% due 06/01/2059 «	520	519
7.095% due 06/02/2059 «	1,620	1,626

EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024
4.250% due 12/01/2034	395	392

Frenship Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	1,000	1,041

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,000	1,025

Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2036	2,150	2,334

Houston, Texas Airport System Revenue Notes, Series 2024
5.250% due 07/15/2034	300	324

Jarrell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2053	600	619

Kyle, Texas Special Assessment Bonds, Series 2026
5.500% due 09/01/2046	740	750

Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2048	2,725	2,864

Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 08/15/2055	2,000	2,083

Leander, Texas General Obligation Bonds, Series 2025
5.000% due 08/15/2055	5,000	5,202

Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/01/2055	2,000	2,085

Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2050	200	208

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	$200	$201

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	500	491

Medina County, Texas Special Assessment Bonds, Series 2026
5.450% due 09/01/2046	600	609

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031 ^(a)	260	203
4.000% due 07/01/2036 ^	915	890
4.250% due 07/01/2036 ^(a)	930	725
4.750% due 07/01/2051 ^	100	75
5.000% due 07/01/2046 ^	400	389
5.000% due 07/01/2051 ^	400	389

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025
5.000% due 11/01/2055	500	501
5.000% due 11/01/2060	1,000	999

North Texas Municipal Water District Water System Revenue Bonds, Series 2025
5.000% due 09/01/2044	2,000	2,190

Pilot Point, Texas Special Assessment Bonds, Series 2025
6.125% due 09/15/2045	680	723

Princeton, Texas Special Assessment Bonds, Series 2025
5.375% due 09/01/2045	420	430

Princeton, Texas Special Assessment Bonds, Series 2026
5.250% due 09/01/2046	660	666

Princeton, Texas Special Assessment Notes, Series 2024
4.250% due 09/01/2031	261	265

Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2054	200	208

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020
6.875% due 11/15/2055	200	194

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2049	500	524

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2026
2.700% due 11/15/2063	900	900

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.080% (TSFR3M) due 12/15/2026 ~	500	500

Texas Municipal Gas Acquisition & Supply Corp. V Revenue Notes, Series 2026
5.000% due 04/01/2036	2,700	2,858

Texas Transportation Commission General Obligation Bonds, Series 2026
5.000% due 04/01/2043	3,500	3,906

Texas Transportation Finance Corp. Revenue Bonds, Series 2025
5.000% due 10/01/2050	3,600	3,796

		51,855

UTAH 2.5%

Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025
5.000% due 06/01/2040	1,000	1,107

Downtown Revitalization Public Infrastructure District, Utah Revenue Notes, Series 2025
5.000% due 07/15/2035	1,300	1,304

Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024
5.500% due 06/15/2039	500	518
6.000% due 06/15/2054	1,000	1,038

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2025
5.500% due 06/01/2050	$500	$514

Resort Core Public Infrastructure District No 1, Utah General Obligation Bonds, Series 2026
5.000% due 03/01/2041	1,000	1,021

Salt Lake City, Utah Airport Revenue Bonds, (AGM/CR Insured), Series 2021
4.000% due 07/01/2051	1,000	915

Skyfall Infrastructure Financing District, Utah Special Assessment Bonds, Series 2026
7.000% due 12/01/2055	2,200	2,208

UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021
4.375% due 06/01/2052	1,000	938

		9,563

VERMONT 0.1%

Vermont Economic Development Authority Revenue Bonds, Series 2022
4.375% due 06/01/2052	250	257

VIRGINIA 0.6%

Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021
3.750% due 03/01/2036	330	325

Loudoun County, Virginia Economic Development Authority Revenue Bonds, Series 2003
3.070% due 02/15/2038	1,000	1,000

Virginia Small Business Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2039	1,000	1,063

		2,388

WASHINGTON 1.2%

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	1,000	942

Washington Health Care Facilities Authority Revenue Notes, Series 2025
5.000% due 10/01/2035	340	382

Washington State General Obligation Bonds, Series 2026
5.000% due 06/01/2050	1,675	1,788

Washington State Housing Finance Commission Revenue Bonds, Series 2024
6.000% due 07/01/2059	500	516

Washington State Housing Finance Commission Revenue Bonds, Series 2025
3.949% due 11/20/2041	198	188
6.000% due 01/01/2046	700	735
7.000% due 07/01/2064	100	105

		4,656

WEST VIRGINIA 1.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)	1,000	100

West Virginia Economic Development Authority Revenue Bonds, Series 2025
5.450% due 01/01/2055	3,700	4,039

		4,139

WISCONSIN 1.6%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	1,000	700

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	1,900	169

68	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2023
2.950% due 10/01/2055	$1,400	$1,400

Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.000% due 12/15/2044	290	287

Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.250% due 06/15/2045	550	584
5.750% due 12/31/2065	1,250	1,310

Public Finance Authority, Wisconsin Revenue Notes, Series 2023
0.000% due 09/01/2029 (c)	171	135

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
4.500% due 07/01/2043	100	96

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2024
5.875% due 07/01/2055	300	305

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2025
6.250% due 11/15/2055	600	609

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2025
5.625% due 07/01/2035	575	609

		6,204

Total Municipal Bonds & Notes (Cost $312,205)		320,057

U.S. GOVERNMENT AGENCIES 1.5%

Federal Home Loan Mortgage Corp.
3.800% due 01/01/2040	977	927
3.850% due 07/01/2039 - 01/01/2040	1,484	1,413
4.250% due 08/01/2038	985	981

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.370% due 03/01/2040	$488	$489
4.900% due 02/01/2040	491	517
5.210% due 08/01/2040	294	319

Federal Home Loan Mortgage Corp. Multifamily ML Certificates
3.084% due 04/25/2043 ~	195	175
3.260% due 01/25/2039 ~	700	465
3.541% due 01/25/2043 ~	300	200
5.471% due 01/25/2042 ~	300	242

Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate
4.192% due 07/15/2040 •	242	249

Total U.S. Government Agencies (Cost $5,874)		5,977

U.S. TREASURY OBLIGATIONS 5.7%

U.S. Treasury Notes
3.375% due 02/29/2028	8,100	7,999
3.500% due 02/28/2031	6,600	6,407
4.125% due 03/31/2031	600	598
4.250% due 02/28/2031	3,200	3,206
4.625% due 04/30/2031	4,100	4,174

Total U.S. Treasury Obligations (Cost $22,590)		22,384

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

FIAC
7.800% due 07/01/2049 «	710	710

Total Non-Agency Mortgage-Backed Securities (Cost $710)		710

	SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

AM Bidco Holdings LLC «(b)	6	0

Total Common Stocks (Cost $0)		0

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class 3.690% (e)	1,116,385	$1,116

Total Short-Term Instruments (Cost $1,116)		1,116

Total Investments in Securities (Cost $348,122)		355,856

INVESTMENTS IN AFFILIATES 7.9%

SHORT-TERM INSTRUMENTS 7.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%

PIMCO Short-Term Floating NAV Portfolio III	3,138,070	30,568

Total Short-Term Instruments (Cost $30,565)		30,568

Total Investments in Affiliates (Cost $30,565)		30,568

Total Investments 99.3% (Cost $378,687)		$386,424

Other Assets and Liabilities, net 0.7%		2,832

Net Assets 100.0%		$389,256

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.

(b)	Security did not produce income within the last twelve months.

(c)	Zero coupon security.

(d)	Security becomes interest bearing at a future date.

(e)	Coupon represents a 7-Day Yield.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AM Bidco Operations LLC	TBD% - 8.500%	10/21/2027	10/21/2025	$140	$120	0.03%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024	4.614	08/25/2041	03/19/2024	499	515	0.13
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025	7.500	11/01/2055	08/25/2025	500	559	0.14

				$1,139	$1,194	0.31%

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	69

Schedule of Investments	PIMCO Fixed Income SHares: Series TE	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$248	$248

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(133)	$(133)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$4,895	$4,895
Corporate Bonds & Notes
Industrials	0	717	0	717
Municipal Bonds & Notes
Alabama	0	17,854	0	17,854
Alaska	0	524	0	524
Arizona	0	2,586	0	2,586
Arkansas	0	2,086	0	2,086
California	0	18,781	0	18,781
Colorado	0	11,466	0	11,466
District of Columbia	0	8,998	0	8,998
Florida	0	33,333	0	33,333
Georgia	0	5,483	0	5,483
Idaho	0	373	0	373
Illinois	0	11,506	0	11,506
Indiana	0	3,501	0	3,501
Iowa	0	2,286	0	2,286
Kentucky	0	844	0	844
Louisiana	0	1,513	0	1,513
Maine	0	976	0	976
Maryland	0	1,232	0	1,232
Massachusetts	0	13,120	0	13,120
Michigan	0	3,442	0	3,442
Minnesota	0	3,900	0	3,900
Missouri	0	1,206	0	1,206
Multi-State	0	4,294	0	4,294
Nevada	0	412	0	412
New Hampshire	0	3,266	0	3,266
New Jersey	0	3,294	0	3,294
New Mexico	0	471	0	471

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
New York	$0	$30,392	$0	$30,392
North Carolina	0	1,300	0	1,300
Ohio	0	20,427	0	20,427
Oregon	0	656	0	656
Pennsylvania	0	13,510	0	13,510
Puerto Rico	0	12,428	0	12,428
Rhode Island	0	2,250	0	2,250
South Carolina	0	3,285	0	3,285
Texas	0	49,420	2,435	51,855
Utah	0	9,563	0	9,563
Vermont	0	257	0	257
Virginia	0	2,388	0	2,388
Washington	0	4,656	0	4,656
West Virginia	0	4,139	0	4,139
Wisconsin	0	6,204	0	6,204
U.S. Government Agencies	0	5,977	0	5,977
U.S. Treasury Obligations	0	22,384	0	22,384
Non-Agency Mortgage-Backed Securities	0	0	710	710
Short-Term Instruments
Mutual Funds	1,116	0	0	1,116

	$1,116	$346,700	$8,040	$355,856

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$30,568	$0	$0	$30,568

Total Investments	$31,684	$346,700	$8,040	$386,424

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026(1)
Investments in Securities, at Value
Loan Participations and Assignments	$7,279	$6	$(2,365)	$6	$(1)	$(30)	$0	$0	$4,895	$(30)
Corporate Bonds & Notes
Banking & Finance	147	0	(193)	0	0	46	0	0	0	0
Municipal Bonds & Notes(2)
Texas	2,467	0	0	0	0	(32)	0	0	2,435	(32)

70	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2026	(Unaudited)

Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026(1)
Non-Agency Mortgage-Backed Securities	$0	$710	$0	$0	$0	$0	$0	$0	$710	$0

Totals	$9,893	$716	$(2,558)	$6	$(1)	$(16)	$0	$0	$8,040	$(62)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$120	Comparable Companies	Revenue Multiple	x	1.800	—
	4,775	Discounted Cash Flow	Discount Rate		8.010	—
Municipal Bonds & Notes
Texas	2,435	Discounted Cash Flow	Discount Rate		6.740-8.560	7.180
Non-Agency Mortgage-Backed Securities	710	Recent Transaction	Purchase Price		100.000

Total	$8,040

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Category type updated from Loan Participations and Assignments to Municipal Bonds & Notes since prior fiscal year end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	71

Notes to Financial Statements

1. ORGANIZATION

PIMCO Managed Accounts Trust (the “Trust”), was organized as a Massachusetts business trust on November 3, 1999. The Trust is comprised of Fixed Income SHares (“FISH”): Series C, Series LD, Series M, Series R and Series TE (each, a “Portfolio” or “Series” and collectively, the “Portfolios” or “Series”). Each Portfolio has authorized an unlimited number of shares of beneficial interest with $0.001 par value. Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) serves as the Portfolios’ investment adviser and administrator.

Hereinafter, the Board of Trustees of the Portfolios shall be collectively referred to as the “Board.”

Each Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolios as a whole and each Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolios’ portfolio managers as a team. The financial information in the form of each Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Portfolio’s comparative benchmarks and to make resource allocation decisions for each Portfolio’s single segment, is consistent with that presented within the Portfolios’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of

U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolios is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

72	PIMCO MANAGED ACCOUNTS TRUST

June 30, 2026	(Unaudited)

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Distributions to Shareholders Each Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends are declared daily and distributed monthly, generally on the last business day of the month. In addition, each Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if a Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Portfolio’s daily internal accounting records and practices, a Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “Act”), which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	73

Notes to Financial Statements	(Cont.)

least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price

74	PIMCO MANAGED ACCOUNTS TRUST

June 30, 2026	(Unaudited)

determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan, any new borrower- or loan-level data received in written reports periodically by a Portfolio normally will be taken into account in calculating the NAV. A Portfolio’s whole loan investments, including those originated by a Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	75

Notes to Financial Statements	(Cont.)

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued

76	PIMCO MANAGED ACCOUNTS TRUST

June 30, 2026	(Unaudited)

using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close).

Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	77

Notes to Financial Statements	(Cont.)

affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Portfolio Name	Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Fixed Income SHares: Series LD	$2,246	$48	$0	$0	$8	$2,302	$48	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Fixed Income SHares: Series C	$38,820	$413,862	$(408,000)	$4	$3	$44,689	$2,173	$0

PIMCO Fixed Income SHares: Series LD	903	40,911	(40,907)	1	0	908	12	0

PIMCO Fixed Income SHares: Series M	25,960	461,641	(433,700)	(18)	12	53,895	1,838	0

PIMCO Fixed Income SHares: Series TE	14,777	165,795	(150,000)	(2)	(2)	30,568	494	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolios may utilize the investments and strategies described below to the extent permitted by each Portfolio’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

78	PIMCO MANAGED ACCOUNTS TRUST

June 30, 2026	(Unaudited)

Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. The Portfolios may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.

Additionally, because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud provisions under the federal securities laws and, as a result, as a purchaser of these instruments, a Portfolio may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, a Portfolio may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, the Portfolio may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for the Portfolio to do so. Alternatively, a Portfolio may choose not to receive material nonpublic information about an issuer of such loans, with the result that the Portfolio may have less information about such issuers than other investors who transact in such assets.

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolios may invest in any level of the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	79

Notes to Financial Statements	(Cont.)

capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to; (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Portfolio may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A Portfolio may invest in various tranches of CMO bonds, including support bonds and equity or “first loss” tranches (see “Collateralized Debt Obligations” above).

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

80	PIMCO MANAGED ACCOUNTS TRUST

June 30, 2026	(Unaudited)

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolios as of June 30, 2026, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolios to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Portfolios’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolios and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may enter into the borrowings and other financing transactions described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Portfolio. The location of these instruments in each Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	81

Notes to Financial Statements	(Cont.)

repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by a Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by a Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to a Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a

Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Portfolio. A short sale is “against the box” if a Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each portfolio’s investment policies and restrictions. The portfolios are currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net

82	PIMCO MANAGED ACCOUNTS TRUST

June 30, 2026	(Unaudited)

assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Portfolios did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolios may enter into the financial derivative instruments described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a

Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	83

Notes to Financial Statements	(Cont.)

underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of each Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by each Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Portfolio’s investment policies and restrictions, a Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value in general better reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, a Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Portfolio is selling or buying protection through the credit default swap. The manner

84	PIMCO MANAGED ACCOUNTS TRUST

June 30, 2026	(Unaudited)

in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

To the extent a Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	85

Notes to Financial Statements	(Cont.)

protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolios hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Portfolio, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	FISH: Series C	FISH: Series LD	FISH: Series M	FISH: Series R	FISH: Series TE

Small Portfolio	—	X	—	—	—

Interest Rate	X	X	X	X	X

Credit	X	X	X	X	X

Market	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	—

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	—

Emerging Markets	X	X	X	X	—

Focused Investment	X	X	X	X	X

Derivatives	X	X	X	X	X

Liquidity	X	X	X	X	X

Management	X	X	X	X	X

High Yield	X	X	X	X	X

Currency	X	X	X	X	—

Leveraging	X	X	X	X	X

Issuer	X	X	X	X	X

Turnover	X	X	X	X	—

Municipal Securities	X	X	X	X	X

Municipal Project-Specific	—	—	—	—	X

Municipal Bond Market	—	—	—	—	X

California State-Specific	—	—	—	—	X

New York State-Specific	—	—	—	—	X

Puerto Rico-Specific	—	—	—	—	X

Sovereign Debt	—	—	—	X	—

Inflation/Deflation	X	X	X	X	X

Contingent Convertible Securities	X	—	X	—	—

Collateralized Loan Obligations	X	X	X	X	—

AMT Bonds	—	—	—	—	X

Please see “Description of Principal Risks” in a Portfolio’s prospectus for a more detailed description of the risks of investing in a Portfolio.

86	PIMCO MANAGED ACCOUNTS TRUST

June 30, 2026	(Unaudited)

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Credit Risk is the risk that a Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by a Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Focused Investment Risk is the risk that, to the extent that a Portfolio focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector. Furthermore, a Portfolio may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to market developments, which will subject the Portfolio to greater risk. A Portfolio also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose a Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Portfolio. A Portfolio’s use of derivatives or other similar investments may result in losses to a Portfolio, a reduction in a Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Portfolio’s ability to invest in derivatives, limit a Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Portfolio’s performance.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in changing interest rate

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	87

Notes to Financial Statements	(Cont.)

environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing a Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Portfolio’s sensitivity to interest rate changes and other market risks.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

Municipal Securities Risk is the risk that investing in municipal securities subjects a Portfolio to certain risks, including variations in the quality of municipal securities, both within a particular classification and between classifications. The rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Municipal Project-Specific Risk is the risk that the Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Market Risk is the risk that the Portfolio may be adversely affected due to factors such as limited amount of public information available regarding the municipal bonds held in the Portfolio as compared to that for corporate equities or bonds, legislative changes and local and business developments, general conditions of the municipal bond market, the size of the particular offering, the rating of the issue and the maturity of the obligation.

California State-Specific Risk is the risk that the Portfolio, to the extent it focuses its investments in California municipal bonds, may be affected significantly by economic, regulatory, social, environmental or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk is the risk that the Portfolio, to the extent it focuses its investments in New York municipal bonds, may be affected significantly by economic, regulatory, social or political developments affecting the ability of New York issuers to pay interest or repay principal.

Puerto Rico-Specific Risk is the risk that by investing in municipal bonds issued by Puerto Rico or its instrumentalities, the Portfolio may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Inflation/Deflation Risk is the risk that the value of assets or income from a Portfolio’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Portfolio’s investments could decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global

88	PIMCO MANAGED ACCOUNTS TRUST

June 30, 2026	(Unaudited)

economy or changes in fiscal or monetary policies (or the expectation of such changes). Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Portfolio’s investments.

Contingent Convertible Securities Risk is the risks of investing in contingent convertible securities, including the risk that interest payments may be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Portfolio’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of a Portfolio’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during periods of financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Portfolio to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity, economic disruptions, public health emergencies, or extreme weather and disaster events could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. AMT Bonds may also be less liquid than other municipal securities, which could make them more difficult to sell in stressed market conditions. In addition, changes in federal tax law could alter the treatment of AMT Bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Portfolio’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

(b) Other Risks

In general, a Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Portfolio’s performance.

Market Disruptions Risk A Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause a Portfolio to lose value. These events can also impair the technology and other operational systems upon which a Portfolio’s service providers, including PIMCO as a Portfolio’s investment adviser, rely, and could otherwise disrupt a Portfolio’s service providers’ ability to fulfill their obligations to a Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Portfolio itself is regulated. Such legislation or regulation could limit or preclude a Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Portfolio to greater market and liquidity risk and

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	89

Notes to Financial Statements	(Cont.)

potential difficulty in valuing portfolio instruments held by the Portfolio. The value of a Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way a Portfolio is regulated, affect the expenses incurred directly by a Portfolio and the value of its investments, and limit and/or preclude a Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Portfolio. While a Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolios have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Portfolio may adversely affect PIMCO or a Portfolio, including by causing losses or impairing PIMCO’s or a Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolios and their shareholders may suffer losses as a result of a cyber security breach related to the Portfolios, their service providers, trading counterparties or the issuers in which a Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the

90	PIMCO MANAGED ACCOUNTS TRUST

June 30, 2026	(Unaudited)

applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolios, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared

OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolios may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolios are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee The Trust entered into an Investment Advisory Contract with the Adviser (the “Advisory Contract”) pursuant to which the Adviser serves as the investment adviser to each Portfolio. The Adviser does not receive investment advisory or other fees from the Portfolios or the Trust (although PIMCO may receive compensation under the Advisory Contract with respect to future series of the Trust). The financial statements reflect the fact that no investment management fees or expenses are incurred by the Portfolios.

Each Portfolio is an integral part of one or more “wrap-fee” programs, including those sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios or PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program. PIMCO may receive fees or other benefits from or through its relationships with the sponsors of such wrap-fee programs for which the Portfolios are an investment option.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	91

Notes to Financial Statements	(Cont.)

(b) Supervisory and Administration Fee Pursuant to the Supervision and Administration Agreement with PIMCO (the “Administration Agreement”), PIMCO also serves as administrator to the Portfolios (in this capacity, PIMCO is referred to as the “Administrator”). Under the Administration Agreement, the Administrator, at its expense, is required to procure most supervisory and administrative services required by the Portfolios including, but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, tax services, valuation services and other services required for the Portfolios’ daily operations. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear the expenses associated with these services at no charge to the Portfolios. In addition, PIMCO has entered into an expense limitation agreement with the Trust pursuant to which it has agreed to pay or reimburse certain other expenses of the Portfolios, as discussed in more detail below. The Administrator does not receive any administration or other fees from the Portfolios or the Trust for serving as administrator to the Portfolios (although the Administrator may receive compensation under the Administration Agreement with respect to future series of the Trust). The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

The Trust is responsible for the following expenses: (i) salaries and other compensation or expenses, including travel expenses, of any of the Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Administrator or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Trust or any of its Portfolios; (iii) brokerage fees and commissions, and other portfolio transaction expenses incurred for any of the Portfolios (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) expenses of each Portfolio’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing including, without limitation, through the use by a Portfolio of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities;

(vi) fees and expenses of any underlying funds or other pooled vehicles in which a Portfolio invests; (vii) dividend and interest expenses on short positions taken by the Portfolios; (viii) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (ix) extraordinary expenses, including extraordinary legal expenses, as may arise including expenses incurred in connection with litigation, proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (x) to the extent permitted by the Board, organizational and offering expenses of the Trust and the Portfolios and any expenses which are capitalized in accordance with generally accepted accounting principles; and (xi) any expenses allocated or allocable to a specific class of shares of a Portfolio, including fees paid pursuant to an administrative services or distribution plan.

(c) Distribution Contract The Trust has entered into a distribution contract with PIMCO Investments LLC (the “Distributor”), a wholly-owned subsidiary of PIMCO, pursuant to which the Distributor serves as the distributor and principal underwriter of the Portfolios’ shares (the “Distribution Contract”). The Distributor does not receive any distribution or other fees from the Portfolios or the Trust for serving as the distributor and principal underwriter of the Portfolios’ shares (although the Distributor may receive compensation under the Distribution Contract with respect to future series of the Trust).

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Portfolio is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Agreement The Adviser has contractually agreed pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) to bear the expenses of or make payments to each Portfolio to the extent that, for any calendar month, “Specified Expenses”, as defined in the Expense Limitation Agreement of such Portfolio would exceed 0.00%. “Specified Expenses” of a Portfolio means all expenses incurred by the Portfolio, including organizational and offering expenses and expenses associated with obtaining or maintaining a Legal Entity Identifier, but excluding any brokerage fees and commissions and other portfolio transaction expenses, costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through reverse repurchase agreements, tender option bonds, bank borrowings

92	PIMCO MANAGED ACCOUNTS TRUST

June 30, 2026	(Unaudited)

and credit facilities, fees and expenses of any underlying funds or other pooled vehicles in which the Portfolio invests, taxes, governmental fees, dividends and interest on short positions, and extraordinary expenses, including extraordinary legal expenses. This Expense Limitation Agreement will continue in effect, unless sooner terminated by the Board, for so long as PIMCO serves as the investment adviser to the Portfolios pursuant to the Advisory Contract. The waivers, if any, are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended June 30, 2026 were as follows (amounts in thousands†):

Portfolio Name	Purchases	Sales	Realized Gain/(Loss)

Fixed Income SHares: Series TE	$3,544	$1,185	$(70)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Portfolio. Frequent and active trading of a Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Portfolio Name	Purchases	Sales	Purchases	Sales

Fixed Income SHares: Series C	$6,262,887	$6,194,167	$281,587	$121,175

Fixed Income SHares: Series LD	98,864	98,144	21,128	8,841

Fixed Income SHares: Series M	6,089,808	6,010,290	228,448	104,698

Fixed Income SHares: Series R	332,033	337,140	25,934	8,905

Fixed Income SHares: Series TE	30,635	8,847	132,945	42,036

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value.

14. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	93

Notes to Financial Statements	(Cont.)	June 30, 2026	(Unaudited)

15. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made. Due to the timing of when distributions are made by a Portfolio, the Portfolio may be subject to an excise tax of 4% of the amount by which 98% of the Portfolio’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2026, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended December 31, 2025, the Portfolios had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

Fixed Income SHares: Series C	$225,283	$103,140

Fixed Income SHares: Series LD	2,808	4,350

Fixed Income SHares: Series M	34,212	79,431

Fixed Income SHares: Series R	12,794	47,389

Fixed Income SHares: Series TE	3,938	719

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

Fixed Income SHares: Series C	$2,860,919	$60,629	$(37,018)	$23,611

Fixed Income SHares: Series LD	85,425	1,057	(1,512)	(455)

Fixed Income SHares: Series M	2,859,187	64,405	(95,770)	(31,365)

Fixed Income SHares: Series R	370,944	9,356	(23,418)	(14,062)

Fixed Income SHares: Series TE	378,687	10,215	(2,478)	7,737

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

16. SUBSEQUENT EVENTS

In preparing these financial statements, the Portfolios’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no subsequent events identified that require recognition or disclosure.

94	PIMCO MANAGED ACCOUNTS TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	SBI	Citigroup Global Markets Ltd.

BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	TDM	TD Securities (USA) LLC

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol

BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty

CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona

CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar

CLP	Chilean Peso	JPY	Japanese Yen	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira

COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar

EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:

CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	OTC	Over the Counter

CME	Chicago Mercantile Exchange	LME	London Metal Exchange	SGX	Singapore Exchange

COMEX	Commodity Exchange, Inc.	NYBOT	New York Board of Trade	SFE	Sydney Futures Exchange

EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange	TSE	Tokyo Stock Exchange

ICE	IntercontinentalExchange®

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SONIA	Sterling Overnight Interbank Average Rate

Brent	Brent Crude	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	FRCPXTOB	France Consumer Price ex-Tobacco Index	TSFR1M	Term SOFR 1-Month

CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	SOFR	Secured Overnight Financing Rate	UKRPI	United Kingdom Retail Prices Index

CPI	Consumer Price Index	SOFRINDX	Secured Overnight Financing Rate Index	US0003M	ICE 3-Month USD LIBOR

CPTFEMU	Eurozone HICP ex-Tobacco Index

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.	BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association

AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association

AGM	Assured Guaranty Municipal	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund

Other Abbreviations:

ABS	Asset-Backed Security	CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	RBOB	Reformulated Blendstock for Oxygenate Blending

BABs	Build America Bonds	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	DAC	Designated Activity Company	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	95

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolios estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Fixed Income SHares - Series C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0294	$0.0000	$0.0000	$0.0294

February 2026	$0.0344	$0.0000	$0.0000	$0.0344

March 2026	$0.0397	$0.0000	$0.0000	$0.0397

April 2026	$0.0420	$0.0000	$0.0000	$0.0420

May 2026	$0.0511	$0.0000	$0.0000	$0.0511

June 2026	$0.0482	$0.0000	$0.0000	$0.0482

PIMCO Fixed Income SHares - Series LD	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0342	$0.0000	$0.0000	$0.0342

February 2026	$0.0353	$0.0000	$0.0000	$0.0353

March 2026	$0.0364	$0.0000	$0.0000	$0.0364

April 2026	$0.0389	$0.0000	$0.0000	$0.0389

May 2026	$0.0369	$0.0000	$0.0000	$0.0369

June 2026	$0.0381	$0.0000	$0.0000	$0.0381

PIMCO Fixed Income SHares - Series M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0364	$0.0000	$0.0000	$0.0364

February 2026	$0.0362	$0.0000	$0.0000	$0.0362

March 2026	$0.0383	$0.0000	$0.0000	$0.0383

April 2026	$0.0386	$0.0000	$0.0000	$0.0386

May 2026	$0.0417	$0.0000	$0.0000	$0.0417

June 2026	$0.0397	$0.0000	$0.0000	$0.0397

PIMCO Fixed Income SHares - Series R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0000	$0.0000	$0.0000	$0.0000

February 2026	$0.0000	$0.0000	$0.0000	$0.0000

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

April 2026	$0.0504	$0.0000	$0.0000	$0.0504

May 2026	$0.1374	$0.0000	$0.0000	$0.1374

June 2026	$0.1145	$0.0000	$0.0000	$0.1145

PIMCO Fixed Income SHares - Series TE	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0419	$0.0000	$0.0000	$0.0419

February 2026	$0.0394	$0.0000	$0.0000	$0.0394

March 2026	$0.0375	$0.0000	$0.0000	$0.0375

April 2026	$0.0392	$0.0000	$0.0000	$0.0392

May 2026	$0.0388	$0.0000	$0.0000	$0.0388

June 2026	$0.0388	$0.0000	$0.0000	$0.0388

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a Portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a Portfolio’s net income, yield, earnings or investment performance.

96	PIMCO MANAGED ACCOUNTS TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	97

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

98	PIMCO MANAGED ACCOUNTS TRUST

Changes to Board of Trustees	(Unaudited)

Effective January 1, 2026, Mr. Alan Rappaport was appointed Chair of the Trustees of the Trust, succeeding Ms. Deborah A. DeCotis.

Effective March 6, 2026, Ms. Deborah A. DeCotis retired from her position as Trustee of the Trust.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	99

Approval of Investment Management Agreement (N-CSR Item 11)

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board” or the “Trustees”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Trustees”), of PIMCO Managed Accounts Trust (“PMAT”), voting separately, annually approve the continuation of the Investment Advisory Contract between PMAT, on behalf of each of its series (each, a “Portfolio” and, collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”) (the “Agreement”). At an in-person meeting held on June 23, 2026 (the “Approval Meeting”), the Board, including the Independent Trustees, considered and unanimously approved the continuation of the Agreement for an additional one-year period commencing on August 1, 2026.

In addition to the Approval Meeting, the Contracts Committee and the Performance Committee of the Board held a joint meeting on June 5, 2026 to discuss materials provided by PIMCO in connection with the Trustees’ review of the Agreement. The annual contract review process also involved multiple discussions and meetings with members of the Contracts Committee and the full Contracts Committee (the Approval Meeting, together with such discussions and meetings, the “Contract Renewal Meetings”). Throughout the process, the Independent Trustees received legal advice from independent legal counsel that is experienced in 1940 Act matters and independent of PIMCO (“Independent Counsel”), and with whom they met separately from PIMCO during the Contract Renewal Meetings. Representatives from PIMCO attended portions of the Contract Renewal Meetings and responded to questions from the Independent Trustees. The Contracts Committee also received and reviewed a memorandum from Independent Counsel regarding the Trustees’ responsibilities in considering the Agreement and the fees paid thereunder.

In connection with their deliberations regarding the proposed continuation of the Agreement for each Portfolio, the Board, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to reasonably be necessary to evaluate the terms of the Agreement. The Trustees also considered the nature, quality and extent of the various services performed by PIMCO under the Agreement.

In evaluating the Agreement, the Board, including the Independent Trustees, reviewed extensive materials provided by PIMCO in response to questions, inclusive of any follow-up inquiries, submitted by the Independent Trustees and Independent Counsel. The Board also met with senior representatives of PIMCO regarding its personnel, operations, and estimated profitability as they relate to the Portfolios. The Trustees also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year, including reports on investment performance, investment, operational and other relevant risks for the Portfolios; and other portfolio information for each Portfolio, including any use of derivatives. The Trustees also received periodic reports on, among other matters, pricing and valuation; compliance; and shareholder and other services provided by PIMCO and its affiliates. To assist with their review, the Trustees also reviewed information regarding the investment performance for each Portfolio and certain composites comprised of separate accounts managed by PIMCO that invest in the Portfolios, along with associated benchmark indices for such separate accounts, as well as the estimated profitability to PIMCO with respect to the Portfolios (taking into account profitability estimates of related separate accounts) for the one-year period ended December 31, 2025.

The Trustees’ conclusions as to the continuation of the Agreement were based on a comprehensive consideration of all information provided to the Trustees during the Contract Renewal Meetings and throughout the year and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors. The Trustees evaluated information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately in respect of each Portfolio.

Nature, Extent and Quality of Services

As part of their review, the Trustees received and considered descriptions of various functions performed by PIMCO for the Portfolios, such as portfolio management, compliance monitoring, portfolio trading practices, and oversight of third-party service providers. They also considered information regarding the overall organization and business functions of PIMCO, including, without limitation, information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services, and general corporate ownership and business operations unrelated to the Portfolios. The Trustees examined PIMCO’s abilities to provide high-quality investment management and other services to the Portfolios. Among other information, the Trustees considered the investment philosophy and research and decision-making processes of PIMCO; the experience of key advisory personnel of PIMCO responsible for portfolio management of the Portfolios, including recent changes to the named portfolio managers of the Portfolios, as applicable; the ability of PIMCO to attract and retain capable personnel; the background and capabilities of the senior management and staff of PIMCO; the general process or philosophy for determining employee compensation; and the operational infrastructure, including technology systems and cybersecurity measures, of PIMCO.

100	PIMCO MANAGED ACCOUNTS TRUST

(Unaudited)

In addition, the Trustees noted the extensive range of services that PIMCO provides to the Portfolios beyond investment management services. In this regard, the Trustees reviewed the extent and quality of PIMCO’s services with respect to regulatory compliance and its ability to comply with the investment policies of the Portfolios; the compliance programs and risk controls of PIMCO (including the implementation of new policies and programs); the specific contractual obligations of PIMCO pursuant to the Agreement; the nature, extent, and quality of the investment advisory services PIMCO is responsible for providing to the Portfolios; and PIMCO’s risk management function. The Trustees considered conditions that might affect PIMCO’s ability to provide high-quality services to the Portfolios in the future under the Agreement, including, but not limited to, PIMCO’s financial condition and operational stability. The Trustees also took into account the entrepreneurial, business and other risks that PIMCO has undertaken as investment manager and sponsor of the Portfolios for which it receives no direct management fee. Specifically, the Trustees considered that PIMCO’s responsibilities include continual management of investment, operational, enterprise, legal, regulatory, and compliance risks as they relate to the Portfolios. The Trustees also noted PIMCO’s activities under its contractual obligation to coordinate, oversee and supervise the Portfolios’ various outside service providers, including its negotiation of certain service providers’ fees and its due diligence and evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. Specifically, the Trustees considered PIMCO’s oversight of shareholder servicing functions provided to the Portfolios. The Trustees also considered PIMCO’s ongoing development of its own technology infrastructure and information security, including its proprietary software and applications and use of artificial intelligence, to support the Portfolios through, among other things, quantitative capabilities, cybersecurity, business continuity planning, and risk management. The Trustees considered PIMCO’s strategic managed service arrangement (“Managed Services”) with a third-party consultant for various services provided to the Portfolios and requested information from PIMCO regarding PIMCO’s retained responsibility and oversight over the Managed Services. The Trustees also considered that PIMCO would be transitioning the Managed Services to other third-party service providers and insourcing certain services back to PIMCO by the third quarter of 2026.

After their review and deliberations, the Trustees concluded that the nature, extent and quality of the overall services provided by PIMCO under the Agreement were appropriate.

Fee and Expense Information

The Trustees also gave substantial consideration to the fact that, with respect to each Portfolio, no fees are payable to PIMCO from the

Portfolios under the Agreement, and that PIMCO has entered into an expense limitation agreement with PMAT, on behalf of each Portfolio, pursuant to which PIMCO waives all fees and/or pays or reimburses all expenses of the Portfolios, except extraordinary expenses, including extraordinary legal expenses, and expenses incurred as a result of portfolio investments, such as any brokerage fees and commissions and other portfolio transaction expenses, costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, fees and expenses of any underlying funds or other pooled vehicles in which the Portfolios invest, taxes, governmental fees and dividends and interest on short positions.

Performance Information

The Trustees also considered the performance of each Portfolio as compared to the performance of a composite comprised of separate accounts managed by PIMCO that invest in such Portfolio, along with associated benchmark indices for such separate accounts. The Trustees noted that because the Portfolios are intended to form only a portion of an overall investment strategy and were developed exclusively for use within separately managed accounts, comparisons to the performance of traditional stand-alone funds or accounts managed by PIMCO would produce limited relevant information. The Trustees noted that the Series C Portfolio outperformed the performance of the associated benchmark for the one-, three-, and five-year periods ending December 31, 2025 but underperformed the performance of the associated benchmark for the ten-year period ending December 31, 2025; the Series M Portfolio outperformed the performance of the associated benchmark for the one-, three-, five- and ten-year periods ending December 31, 2025; the Series R outperformed the performance of the associated benchmark for the one-, three- and ten-year periods ending December 31, 2025 but underperformed the performance of the associated benchmark for the five-year period ending December 31, 2025; the Series TE Portfolio outperformed the performance of the associated benchmark for the one-, three-, and five-year periods ending December 31, 2025 but underperformed the performance of the associated benchmark for the ten-year period ending December 31, 2025; and the Series LD Portfolio outperformed the performance of the associated benchmark for the one-, three-, five- and ten-year periods ending December 31, 2025. In addition, the Trustees considered matters bearing on the Portfolios and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting (by both the Board and its Performance Committee).

Profitability, Economies of Scale, and Fall-out Benefits

Because the Portfolios do not pay fees directly, the Trustees did not place emphasis on the extent to which economies of scale would be realized due to potential growth of assets in the Portfolios or whether fee and expense levels reflect economies of scale for the Portfolios’ shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	101

Approval of Investment Management Agreement (N-CSR Item 11)	(Cont.)	(Unaudited)

The Trustees considered the fact that PIMCO and its affiliates may benefit from their relationships with the sponsors of wrap programs for which the Portfolios are an investment option. They noted such benefits include the receipt by PIMCO and its affiliates of fees paid by the sponsor of the wrap program based on assets under management of the wrap program. Additionally, the Trustees considered so-called “fall-out benefits” to PIMCO, such as reputational value derived from serving as investment adviser to the Portfolios, the use of service providers with which PIMCO has a relationship where it receives some economic benefit, and research, statistical and quotation services PIMCO may receive from broker-dealers executing the Portfolios’ portfolio transactions on an agency basis.

The Trustees also considered the amounts paid by the sponsors of the wrap programs to PIMCO and/or its affiliates with respect to wrap account assets invested in the Portfolios, as well as the fees “imputed” to PIMCO, for purposes of arriving at an estimate of profitability arising from PIMCO’s and its affiliates’ relationships with the Portfolios. Among other information, the Trustees took into account explanations from PIMCO regarding how certain of PIMCO’s corporate and shared expenses were allocated among the Portfolios and other funds and accounts managed by PIMCO for purposes of developing profitability estimates. The Trustees also requested information from PIMCO regarding (i) the impact of the Managed Services and (ii) the expected impact of the upcoming Managed Services transition on PIMCO’s profitability with respect to the Portfolios. The Trustees also considered that PIMCO is entitled to earn a reasonable level of profits for the services that it provides to the Portfolios. Based on the profitability analyses provided by PIMCO, the Trustees determined, taking into account the various assumptions made, that such profitability did not appear to be excessive.

Conclusion

After reviewing these and other factors described herein, including that no fees are payable under the Agreement, the Trustees concluded, with respect to each Portfolio, within the context of their overall conclusions regarding the Agreement, and based on the information provided and related representations made by management, and in their business judgment, that they were satisfied with PIMCO’s responses and efforts relating to the investment performance of the Portfolios. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Board, including the Independent Trustees, unanimously concluded that the continuation of the Agreement was in the interests of each Portfolio and its shareholders, and should be approved.

102	PIMCO MANAGED ACCOUNTS TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolios listed on the Report cover.

FISHFSTMSAR_063026

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By:	/s/ Eric D. Johnson

Eric D. Johnson
President (Principal Executive Officer)

Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric D. Johnson

Eric D. Johnson
President (Principal Executive Officer)

Date:	September 3, 2026

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	September 3, 2026